Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

June 30, 2025 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 86.9%
COMMON STOCK — 30.7%
Africa — 0.0%
Materials — 0.0%
Sasol Ltd., ADR (a)	10,800	$47,736
Sibanye Stillwater Ltd., ADR (a)	78,200	564,604

		612,340

Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	7,200	40,032

Total Africa		652,372

Asia — 0.5%
Automobiles & Components — 0.0%
Hesai Group, ADR (a)	13,000	285,350

Capital Goods — 0.0%
BioNexus Gene Lab Corp. (a)	3	10
China Yuchai International Ltd.	100	2,391
ITOCHU Corp. (b)	900	47,128
Marubeni Corp. (b)	1,400	28,222
Mitsubishi Corp. (b)	3,100	61,944
Mitsui & Co. Ltd. (b)	1,900	38,722
Sumitomo Corp. (b)	900	23,226

		201,643

Commercial & Professional Services — 0.0%
Sunrise New Energy Co., Ltd., Class A (a)	27	25
TaskUS, Inc., Class A (a)	2,600	43,576
VCI Global Ltd. (a)	2	4

		43,605

Consumer Services — 0.1%
Gaotu Techedu, Inc., ADR (a)	2,000	7,220
Jiade Ltd. (a)	1	3
MakeMyTrip Ltd. (a)	19,953	1,955,793
New Oriental Education & Technology Group, Inc., ADR (a)	10	539
Trip.com Group Ltd., ADR	500	29,320

		1,992,875

Diversified Financials — 0.0%
Futu Holdings Ltd., ADR (a)	1,600	197,744
Japan Exchange Group, Inc. (b)	22,500	227,925
LexinFintech Holdings Ltd., ADR	12,900	93,009
Lufax Holding Ltd., ADR (a)	9,900	27,621
Solowin Holdings (a)	11	35
Up Fintech Holding Ltd., ADR (a)	3,100	29,915

		576,249

Energy — 0.0%
PTL Ltd., Class A (a)	7	2

Food & Staples Retailing — 0.0%
Meiwu Technology Co. Ltd. (a)	50	96

Materials — 0.0%
CN Energy Group, Inc., Class A (a)	2	6

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Silvercorp Metals, Inc.	6,500	$27,430

		27,436

Media & Entertainment — 0.2%
Bilibili, Inc., ADR (a)	6,600	141,570
Grindr, Inc. (a)	27,600	626,520
Hello Group, Inc., ADR (a)	800	6,752
iQIYI, Inc., ADR (a)	49,900	88,323
Nintendo Co., Ltd. (b)	8,500	816,253
Pop Culture Group Co. Ltd., Class A (a)	40	22
Sea Ltd., ADR (a)	34,900	5,581,906
Weibo Corp., ADR	9,500	90,535

		7,351,881

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
I-Mab, ADR (a)	6,307	15,263
Zai Lab Ltd., ADR (a)	400	13,988

		29,251

Retailing — 0.1%
Alibaba Group Holding Ltd., ADR	1,600	181,456
Baozun, Inc., ADR (a)	9,400	23,500
Coupang, Inc. (a)	124,800	3,739,008
Jiuzi Holdings, Inc. (a)	1	1
J-Long Group Ltd. (a)	45	273
Tokyo Lifestyle Co., Ltd., ADR (a)	10	38

		3,944,276

Semiconductors & Semiconductor Equipment — 0.0%
Himax Technologies, Inc., ADR	5,800	51,794
Magnachip Semiconductor Corp. (a)	4,700	18,706

		70,500

Software & Services — 0.0%
Agora, Inc., ADR (a)	400	1,524
Tuya, Inc., ADR (a)	9,700	22,407
Vnet Group, Inc., ADR (a)	63,300	436,770

		460,701

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	36,400	22,506

Telecommunication Services — 0.1%
KT Corp., ADR	1,900	39,482
SoftBank Group Corp. (b)	22,500	1,635,885
VEON Ltd., ADR (a)	400	18,428

		1,693,795

Transportation — 0.0%
Grab Holdings Ltd., Class A (a)	112,600	566,378

Total Asia		17,266,544

Europe — 0.7%
Automobiles & Components — 0.0%
Ferrari NV (b)	2,640	1,293,365

Capital Goods — 0.1%
AerCap Holdings NV	5,600	655,200

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Airbus SE (b)	8,109	$1,696,407
Luxfer Holdings PLC, ADR (a)	2,300	28,014
Siemens AG (b)	5,188	1,332,581

		3,712,202

Consumer Durables & Apparel — 0.2%
Amer Sports, Inc. (a)	88,152	3,416,772
Birkenstock Holding PLC (a)	53,207	2,616,720
Ermenegildo Zegna NV	1,500	12,825
On Holding AG, Class A (a)	3,600	187,380

		6,233,697

Diversified Financials — 0.2%
Global Blue Group Holding AG (a)	500	3,735
Marex Group PLC	129,451	5,109,431

		5,113,166

Energy — 0.0%
Equinor ASA (b)	8,563	216,250
KNOT Offshore Partners LP	2,800	17,528
StealthGas, Inc. (a)	3,800	24,358
Tsakos Energy Navigation Ltd.	1,700	32,623

		290,759

Food, Beverage & Tobacco — 0.0%
British American Tobacco PLC, ADR	12,100	572,693
Nomad Foods Ltd.	7,500	127,425

		700,118

Materials — 0.0%
Mercer International, Inc.	2,400	8,400

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	2,900	69,484
Gambling.com Group Ltd. (a)	100	1,189

		70,673

Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
AC Immune SA (a)	200	406
Achilles Therapeutics PLC, ADR (a),(c)	1,700	2,516
Akanda Corp. (a)	3	4
Amarin Corp. PLC, ADR (a)	685	11,111
AstraZeneca PLC, ADR (b)	13,928	973,289
ATAI Life Sciences NV (a)	100	219
Bicycle Therapeutics PLC, ADR (a)	500	3,475
CRISPR Therapeutics AG (a)	19,000	924,160
Genmab AS, ADR (a)	24,400	504,104
Immunocore Holdings PLC, ADR (a)	6,500	203,970
Mereo Biopharma Group PLC, ADR (a)	2,100	5,691
Merus NV (a)	5,600	294,560
Novo Nordisk AS, ADR	77,700	5,362,854
ProQR Therapeutics NV (a)	4,000	8,160
Prothena Corp. PLC (a)	1,100	6,677
Silence Therapeutics PLC, ADR (a)	1,600	9,280
uniQure NV (a)	11,900	165,886

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Zura Bio Ltd. (a)	2,300	$2,415

		8,478,777

Semiconductors & Semiconductor Equipment — 0.0%
Infineon Technologies AG (b)	5,428	231,624
NXP Semiconductors NV (b)	2,317	506,241

		737,865

Software & Services — 0.0%
Materialise NV, ADR (a)	300	1,695

Transportation — 0.0%
Global Ship Lease, Inc., Class A	8,300	218,373
Golden Ocean Group Ltd.	11,000	80,520
Ryanair Holdings PLC, ADR	550	31,718
Safe Bulkers, Inc.	4,500	16,245
Star Bulk Carriers Corp.	24	414

		347,270

Total Europe		26,987,987

Middle East — 0.2%
Automobiles & Components — 0.0%
Mobileye Global, Inc., Class A (a)	23,500	422,530

Capital Goods — 0.1%
Elbit Systems Ltd.	6,652	2,990,074
Nano Dimension Ltd., ADR (a)	100	162

		2,990,236

Health Care Equipment & Services — 0.0%
Brainsway Ltd., ADR (a)	700	9,205

Household & Personal Products — 0.0%
Oddity Tech Ltd., Class A (a)	2,900	218,863

Media & Entertainment — 0.0%
Taboola.com Ltd. (a)	3,700	13,542

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Compugen Ltd. (a)	4,000	7,120
Kamada Ltd. (a)	500	3,875

		10,995

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd. (a)	6,200	524,272
Nova Ltd. (a)	200	55,040
Valens Semiconductor Ltd. (a)	1,700	4,471

		583,783

Software & Services — 0.1%
Alarum Technologies Ltd., ADR (a)	400	5,412
Cellebrite DI Ltd. (a)	17,800	284,800
Radware Ltd. (a)	1,100	32,384
Sapiens International Corp. NV	500	14,625
SimilarWeb Ltd. (a)	700	5,488
Wix.com Ltd. (a)	1,600	253,536

		596,245

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,300	$12,766
Ceragon Networks Ltd. (a)	3,400	8,364
Gilat Satellite Networks Ltd. (a)	1,200	8,508
Ituran Location & Control Ltd.	400	15,492
Silicom Ltd. (a)	400	6,272

		51,402

Telecommunication Services — 0.0%
Turkcell Iletisim Hizmetleri AS, ADR	2,300	13,915

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.	21,700	349,153

Total Middle East		5,259,869

North America — 29.2%
Automobiles & Components — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	300	1,224
General Motors Co. (b)	21,895	1,077,453
Motorcar Parts of America, Inc. (a)	800	8,960
QuantumScape Corp. (a)	11,400	76,608
Rivian Automotive, Inc., Class A (a)	211,100	2,900,514
Stoneridge, Inc. (a)	1,300	9,152
Tesla, Inc. (a)	300	95,298

		4,169,209

Banks — 3.3%
1st Source Corp.	300	18,621
Amerant Bancorp, Inc.	2,000	36,460
Ameris Bancorp	127,663	8,259,796
Arrow Financial Corp.	522	13,791
Atlantic Union Bankshares Corp.	184,786	5,780,106
Banc of California, Inc.	2,874	40,380
Bancorp, Inc. (a)	1,900	108,243
Bank of America Corp. (b)	173,441	8,207,228
Bank of Marin Bancorp	35,965	821,441
Bar Harbor Bankshares	200	5,992
BayCom Corp.	200	5,542
Berkshire Hills Bancorp, Inc.	2,800	70,112
Blue Ridge Bankshares, Inc. (a)	33,776	121,256
Bridgewater Bancshares, Inc. (a)	600	9,546
Brookline Bancorp, Inc.	4,697	49,553
Business First Bancshares, Inc.	600	14,790
Byline Bancorp, Inc.	1,000	26,730
Camden National Corp.	300	12,174
Capital City Bank Group, Inc.	300	11,805
Capitol Federal Financial, Inc.	13,400	81,740
Carter Bankshares, Inc. (a)	500	8,670
Central Pacific Financial Corp.	2,400	67,272
ChoiceOne Financial Services, Inc.	200	5,740
Citigroup, Inc.	30,398	2,587,478
Civista Bancshares, Inc.	100	2,320
CNB Financial Corp.	700	16,002
Coastal Financial Corp. (a)	400	38,748

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Colony Bankcorp, Inc.	900	$14,823
Columbia Financial, Inc. (a)	100	1,451
Comerica, Inc.	261,685	15,609,510
Community Trust Bancorp, Inc.	400	21,168
Community West Bancshares	100	1,951
ConnectOne Bancorp, Inc.	2,142	49,609
Dime Community Bancshares, Inc.	300	8,082
Eagle Bancorp, Inc.	29,821	580,913
Equity Bancshares, Inc., Class A	200	8,160
Farmers National Banc Corp.	800	11,032
Financial Institutions, Inc.	700	17,976
First Bank	200	3,094
First Busey Corp.	33	755
First Community Bankshares, Inc.	200	7,834
First Community Corp.	1,300	31,694
First Financial Corp.	300	16,257
First Foundation, Inc. (a)	450,735	2,298,748
First Horizon Corp.	738,476	15,655,691
First Internet Bancorp	200	5,380
First Western Financial, Inc. (a)	27,237	614,467
Firstsun Capital Bancorp (a)	100	3,475
Five Star Bancorp	100	2,854
Flushing Financial Corp.	5,300	62,964
FS Bancorp, Inc.	100	3,938
Great Southern Bancorp, Inc.	100	5,878
Guaranty Bancshares, Inc.	674	28,605
Hanmi Financial Corp.	2,200	54,296
HarborOne Bancorp, Inc.	400	4,672
Heritage Commerce Corp.	5,200	51,636
Heritage Financial Corp.	1,500	35,760
Hilltop Holdings, Inc.	79,626	2,416,649
Hingham Institution For Savings	18,752	4,657,059
HomeTrust Bancshares, Inc.	300	11,223
Hope Bancorp, Inc.	12,700	136,271
Horizon Bancorp, Inc.	1,600	24,608
Independent Bank Corp.	500	16,205
Kearny Financial Corp.	8,300	53,618
LCNB Corp.	200	2,906
Live Oak Bancshares, Inc.	1,400	41,720
Mercantile Bank Corp.	300	13,923
Metrocity Bankshares, Inc.	100	2,858
Metropolitan Bank Holding Corp. (a)	1,000	70,000
Mid Penn Bancorp, Inc.	200	5,640
Midland States Bancorp, Inc.	1,100	19,052
MidWestOne Financial Group, Inc.	200	5,754
NB Bancorp, Inc. (a)	200	3,572
Northeast Bank	100	8,899
Northfield Bancorp, Inc.	2,800	32,144
Northpointe Bancshares, Inc.	40,434	554,350
OceanFirst Financial Corp.	3,300	58,113
OFG Bancorp	1,100	47,080
Old Second Bancorp, Inc.	1,200	21,288

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Onity Group, Inc. (a)	94	$3,588
Orrstown Financial Services, Inc.	587	18,684
Pathward Financial, Inc.	500	39,560
Peapack-Gladstone Financial Corp.	600	16,950
Penns Woods Bancorp, Inc.	200	6,072
Peoples Bancorp, Inc.	700	21,378
Pinnacle Financial Partners, Inc.	76,807	8,480,261
Preferred Bank	400	34,618
Primis Financial Corp.	1,200	13,020
Provident Financial Services, Inc.	2,743	48,085
QCR Holdings, Inc.	200	13,580
RBB Bancorp	400	6,884
S&T Bancorp, Inc.	200	7,564
Seacoast Banking Corp. of Florida	388,422	10,728,216
Shore Bancshares, Inc.	500	7,860
Sierra Bancorp	200	5,938
SmartFinancial, Inc.	3,315	111,981
South Plains Financial, Inc.	400	14,416
Southern First Bancshares, Inc. (a)	100	3,803
Southern Missouri Bancorp, Inc.	100	5,478
Southside Bancshares, Inc.	1,300	38,259
SouthState Corp.	32	2,945
Stellar Bancorp, Inc.	90,181	2,523,264
Synovus Financial Corp.	236,637	12,245,965
Texas Capital Bancshares, Inc. (a)	134,088	10,646,587
Third Coast Bancshares, Inc. (a)	100	3,267
Tompkins Financial Corp.	100	6,273
TriCo Bancshares	700	28,343
Truist Financial Corp.	21,973	944,619
TrustCo Bank Corp.	420	14,036
UMB Financial Corp.	20	2,103
Univest Financial Corp.	1,000	30,040
Veritex Holdings, Inc.	6,788	177,167
Washington Trust Bancorp, Inc.	600	16,968
Wells Fargo & Co. (b)	105,538	8,455,705
West BanCorp, Inc.	200	3,926
Westamerica BanCorp	800	38,752

		124,603,296

Capital Goods — 3.2%
3D Systems Corp. (a)	22,500	34,650
Air Industries Group (a)	100	336
Albany International Corp., Class A	100	7,013
Allient, Inc.	500	18,155
AMETEK, Inc.	90,000	16,286,400
Amprius Technologies, Inc. (a)	2,700	11,367
Apogee Enterprises, Inc.	1,400	56,840
Argan, Inc.	500	110,240
Astronics Corp. (a)	1,300	43,524
Atmus Filtration Technologies, Inc.	30	1,092
Axon Enterprise, Inc. (a)	200	165,588
Ballard Power Systems, Inc. (a)	56,100	89,199

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bloom Energy Corp., Class A (a)	55,638	$1,330,861
Blue Bird Corp. (a)	1,500	64,740
BlueLinx Holdings, Inc. (a)	600	44,628
Carrier Global Corp.	26,604	1,947,147
ChargePoint Holdings, Inc. (a)	300	211
Commercial Vehicle Group, Inc. (a)	8,300	13,778
Concrete Pumping Holdings, Inc. (a)	1,200	7,380
Cummins, Inc.	31	10,152
Federal Signal Corp.	300	31,926
Fluence Energy, Inc. (a)	19,100	128,161
FreightCar America, Inc. (a)	200	1,724
FTAI Aviation Ltd.	14,000	1,610,560
FTC Solar, Inc. (a)	0	164
FuelCell Energy, Inc. (a)	21	118
GE Vernova, Inc.	4,799	2,539,391
Global Industrial Co.	700	18,907
Gorman-Rupp Co. (The)	400	14,688
Graco, Inc.	74,213	6,380,092
Great Lakes Dredge & Dock Corp. (a)	3,300	40,227
Griffon Corp.	1,600	115,792
HEICO Corp.	4,200	1,377,600
HEICO Corp., Class A	67,800	17,543,250
Helios Technologies, Inc.	400	13,348
Hudson Technologies, Inc. (a)	6,000	48,720
IDEX Corp.	31,012	5,444,777
Insteel Industries, Inc.	400	14,884
Intuitive Machines, Inc. (a)	14,900	161,963
JELD-WEN Holding, Inc. (a)	1,200	4,704
Karat Packaging, Inc.	100	2,816
Karman Holdings, Inc. (a)	93,112	4,690,051
Kratos Defense & Security Solutions, Inc. (a)	133,017	6,178,640
L3Harris Technologies, Inc. (b)	2,918	731,951
Lockheed Martin Corp.	23,600	10,930,104
LSI Industries, Inc.	100	1,701
Manitowoc Co., Inc. (The) (a)	4,100	49,282
Matrix Service Co. (a)	500	6,755
McGrath RentCorp	600	69,576
Microvast Holdings, Inc. (a)	900	3,267
Miller Industries, Inc.	300	13,338
Net Power, Inc. (a)	1,200	2,964
Northrop Grumman Corp.	2,800	1,399,944
Nuvve Holding Corp. (a)	2	2
NWPX Infrastructure, Inc. (a)	400	16,404
Palladyne AI Corp. (a)	33	286
Park Aerospace Corp.	500	7,385
QXO, Inc. (a)	184,505	3,974,238
RBC Bearings, Inc. (a)	46,338	17,830,862
Rush Enterprises, Inc., Class A	100	5,151
Shyft Group, Inc. (The)	1,200	15,048
Simpson Manufacturing Co., Inc.	46,802	7,268,819
StandardAero, Inc. (a)	199,525	6,314,966
Sterling Infrastructure, Inc. (a)	2,300	530,679

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tecnoglass, Inc.	600	$46,416
Terex Corp.	500	23,345
Thermon Group Holdings, Inc. (a)	1,000	28,080
Titan Machinery, Inc. (a)	1,600	31,696
Transcat, Inc. (a)	100	8,596
Tutor Perini Corp. (a)	2,600	121,628
Ultralife Corp. (a)	500	4,490
Vicor Corp. (a)	600	27,216
Voyager Technologies, Inc., Class A (a)	46,556	1,827,323
Wabash National Corp.	500	5,315
WillScot Holdings Corp.	41,615	1,140,251

		119,042,882

Commercial & Professional Services — 0.5%
ACCO Brands Corp.	8,700	31,146
Bitcoin Depot, Inc. (a)	5,400	27,378
Bridger Aerospace Group Holdings, Inc. (a)	100	193
Civeo Corp.	725	16,740
Copart, Inc. (a)	168,000	8,243,760
CRA International, Inc.	1,300	243,581
Ennis, Inc.	800	14,512
ExlService Holdings, Inc. (a)	6,500	284,635
Fiverr International Ltd. (a)	5,700	167,181
Forrester Research, Inc. (a)	1,500	14,850
Franklin Covey Co. (a)	600	13,692
GEE Group, Inc. (a)	5,200	1,023
Healthcare Services Group, Inc. (a)	2,200	33,066
HNI Corp.	34	1,672
IBEX Holdings Ltd. (a)	1,800	52,380
ICF International, Inc.	1,000	84,710
Kelly Services, Inc., Class A	5,300	62,063
Legalzoom.com, Inc. (a)	2,500	22,275
Liquidity Services, Inc. (a)	500	11,795
Millennium Corp. (a),(b),(c)	60,879	2,876,533
Mistras Group, Inc. (a)	600	4,806
Paylocity Holding Corp. (a)	400	72,476
Quad/Graphics, Inc.	2,300	12,995
RCM Technologies, Inc. (a)	500	11,785
Republic Services, Inc.	300	73,983
ShiftPixy, Inc. (a),(c)	1	7
TELUS International CDA, Inc. (a)	400	1,452
TrueBlue, Inc. (a)	700	4,536
TTEC Holdings, Inc. (a)	10,900	52,429
UL Solutions, Inc., Class A	69,808	5,086,211
Upwork, Inc. (a)	18,900	254,016
Verisk Analytics, Inc., Class A (b)	2,409	750,403
Waste Connections, Inc.	3,200	597,504

		19,125,788

Consumer Durables & Apparel — 0.2%
Acushnet Holdings Corp.	600	43,692
Algorhythm Holdings, Inc. (a)	5	12
Allbirds, Inc., Class A (a)	395	4,199

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Beazer Homes USA, Inc. (a)	500	$11,185
Canada Goose Holdings, Inc. (a)	300	3,357
Deckers Outdoor Corp. (a)	5,100	525,657
DR Horton, Inc.	3,800	489,896
Ethan Allen Interiors, Inc.	200	5,570
Figs, Inc., Class A (a)	3,800	21,432
Fossil Group, Inc. (a)	11,300	16,724
G-III Apparel Group Ltd. (a)	300	6,720
GoPro, Inc., Class A (a)	31,500	23,855
Hooker Furnishings Corp.	200	2,116
Installed Building Products, Inc.	200	36,064
iRobot Corp. (a)	4,700	14,711
JAKKS Pacific, Inc.	600	12,468
Johnson Outdoors, Inc., Class A	300	9,081
KB Home	5,700	301,929
Legacy Housing Corp. (a)	500	11,330
Leggett & Platt, Inc.	12,900	115,068
M/I Homes, Inc. (a)	400	44,848
Meritage Homes Corp.	200	13,394
NIKE, Inc., Class B	45,200	3,211,008
Peloton Interactive, Inc., Class A (a)	91,000	631,540
Polaris, Inc.	6,900	280,485
Smith & Wesson Brands, Inc.	3,500	30,380
Sonos, Inc. (a)	400	4,324
Superior Group of Cos., Inc.	200	2,060
Tri Pointe Homes, Inc. (a)	5,300	169,335
Unifi, Inc. (a)	1,800	9,396
Universal Electronics, Inc. (a)	1,200	7,944
VF Corp.	1,500	17,625

		6,077,405

Consumer Services — 0.7%
Accel Entertainment, Inc. (a)	300	3,531
ADT, Inc.	133,017	1,126,654
Adtalem Global Education, Inc. (a)	200	25,446
Airbnb, Inc., Class A (a)	57,800	7,649,252
Allurion Technologies, Inc. (a)	49	119
American Public Education, Inc. (a)	300	9,138
Amesite, Inc. (a)	33	87
Bloomin’ Brands, Inc.	20,400	175,644
Brinker International, Inc. (a)	3,900	703,287
Carriage Services, Inc.	900	41,166
Cava Group, Inc. (a)	6,800	572,764
Chegg, Inc. (a)	24,500	29,645
Coursera, Inc. (a)	1,000	8,760
Denny’s Corp. (a)	400	1,640
Dine Brands Global, Inc.	3,700	90,021
DoorDash, Inc., Class A (a)	39,300	9,687,843
Duolingo, Inc. (a)	9,400	3,854,188
European Wax Center, Inc., Class A (a)	2,400	13,512
GEN Restaurant Group, Inc. (a)	300	1,170
Kura Sushi USA, Inc., Class A (a)	300	25,824

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Life Time Group Holdings, Inc. (a)	10,300	$312,399
Lincoln Educational Services Corp. (a)	700	16,135
Lindblad Expeditions Holdings, Inc. (a)	2,100	24,507
Norwegian Cruise Line Holdings Ltd. (a)	9,900	200,772
Potbelly Corp. (a)	400	4,900
Red Robin Gourmet Burgers, Inc. (a)	1,100	6,369
Royal Caribbean Cruises Ltd. (b)	2,809	879,610
Rush Street Interactive, Inc. (a)	1,200	17,880
Sabre Corp. (a)	68,800	217,408
Sonder Holdings, Inc. (a)	25	68
Sweetgreen, Inc., Class A (a)	13,600	202,368
Viking Holdings Ltd. (a)	25,700	1,369,553

		27,271,660

Diversified Financials — 2.8%
Acadian Asset Management, Inc.	36,395	1,282,560
AG Mortgage Investment Trust, Inc.	100	755
Alerus Financial Corp.	400	8,656
Ally Financial, Inc.	200	7,790
American Express Co. (b)	72	22,967
Angel Oak Mortgage REIT, Inc.	100	942
Ares Commercial Real Estate Corp.	200	954
ARMOUR Residential REIT, Inc.	40	672
Atlanticus Holdings Corp. (a)	100	5,475
Bain Capital Specialty Finance, Inc.	1,500	22,560
Barings BDC, Inc.	6,800	62,152
BlackRock TCP Capital Corp.	7,601	58,528
Bridge Investment Group Holdings, Inc., Class A	2,300	23,023
BrightSpire Capital, Inc.	1,100	5,555
Capital Southwest Corp.	11,300	249,052
Carlyle Secured Lending, Inc.	400	5,472
Cass Information Systems, Inc.	200	8,690
Cboe Global Markets, Inc.	3,100	722,951
Charles Schwab Corp. (The)	73,414	6,698,293
Cherry Hill Mortgage Investment Corp.	3,500	9,555
Chime Financial, Inc., Class A (a)	26,604	918,104
Chimera Investment Corp.	1,498	20,777
CION Investment Corp.	4,000	38,280
CME Group, Inc.	40,700	11,217,734
Compass Diversified Holdings	400	2,512
Credit Acceptance Corp. (a)	200	101,886
Crescent Capital BDC, Inc.	1,600	22,560
Dave, Inc. (a)	2,800	751,548
Ellington Financial, Inc.	12	156
Enact Holdings, Inc.	500	18,575
Encore Capital Group, Inc. (a)	200	7,742
Essent Group Ltd.	900	54,657
Etoro Group Ltd., Class A (a)	6,652	442,957
EZCORP, Inc., Class A (a)	12,400	172,112
Fidelity National Information Services, Inc. (b)	14,410	1,173,118
Fidus Investment Corp.	1,500	30,300
Flywire Corp. (a)	74,372	870,152

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Galaxy Digital, Inc., Class A (a)	332,430	$7,280,217
GCM Grosvenor, Inc., Class A	43,079	497,993
Green Dot Corp., Class A (a)	11,800	127,204
Hercules Capital, Inc.	13,900	254,092
Interactive Brokers Group, Inc., Class A	37,900	2,100,039
Invesco Mortgage Capital, Inc.	9,900	77,616
Jackson Financial, Inc., Class A	100	8,879
Jefferies Financial Group, Inc.	7,400	404,706
Jefferson Capital, Inc. (a)	16,701	308,133
Ladder Capital Corp., Class A	10,200	109,650
LendingClub Corp. (a)	5,700	68,571
LendingTree, Inc. (a)	200	7,414
LPL Financial Holdings, Inc.	13,302	4,987,851
MarketAxess Holdings, Inc.	30,814	6,881,999
Marqeta, Inc., Class A (a)	478,686	2,790,739
Mastercard, Inc., Class A	23,800	13,374,172
Medallion Financial Corp.	1,400	13,342
Merchants Bancorp	50	1,654
Monroe Capital Corp.	1,200	7,632
Morningstar, Inc.	600	188,358
MSCI, Inc., Class A	11,700	6,747,858
Nasdaq, Inc.	133,017	11,894,380
Navient Corp.	500	7,050
New Mountain Finance Corp.	6,100	64,355
New York Mortgage Trust, Inc.	75	503
NMI Holdings, Inc. (a)	1,200	50,628
Northern Trust Corp.	12,497	1,584,495
Nuveen Churchill Direct Lending Corp.	3,100	50,189
Oaktree Specialty Lending Corp.	31	423
OFS Capital Corp.	1,900	16,036
Open Lending Corp., Class A (a)	19,400	37,636
Oportun Financial Corp. (a)	8,600	61,576
Oppenheimer Holdings, Inc., Class A	600	39,462
OppFi, Inc. (a)	6,200	86,738
Oxford Square Capital Corp.	10,000	22,300
Palmer Square Capital BDC, Inc.	800	11,168
Payoneer Global, Inc. (a)	38,300	262,355
PayPal Holdings, Inc. (a)	3,041	226,007
Paysafe Ltd. (a)	1,475	18,615
Paysign, Inc. (a)	2,800	20,160
Piper Sandler Cos.	15,455	4,295,563
Portman Ridge Finance Corp.	2,000	25,040
Prestige Wealth, Inc. (a)	20	7
Priority Technology Holdings, Inc. (a)	900	7,002
Prospect Capital Corp.	48,100	152,958
Radian Group, Inc.	900	32,418
Regional Management Corp.	200	5,842
Rithm Property Trust, Inc.	2,500	6,750
Robinhood Markets, Inc., Class A (a)	97,600	9,138,288
Rocket Cos., Inc., Class A (a)	15,100	214,118
Runway Growth Finance Corp.	8,900	95,497
S&P Global, Inc.	12	6,327

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Saratoga Investment Corp.	2,200	$54,560
Sezzle, Inc. (a)	300	53,775
Shift4 Payments, Inc., Class A (a)	1,689	167,397
Silvercrest Asset Management Group, Inc., Class A	300	4,758
Sixth Street Specialty Lending, Inc.	2,500	59,525
SLR Investment Corp.	5,000	80,700
SoFi Technologies, Inc. (a)	86,300	1,571,523
Sprott, Inc.	100	6,909
Stellus Capital Investment Corp.	3,900	54,366
TPG RE Finance Trust, Inc.	13,500	104,220
Trinity Capital, Inc.	4,700	66,129
TriplePoint Venture Growth BDC Corp., Class B	5,602	39,270
Upstart Holdings, Inc. (a)	10,100	653,268
UWM Holdings Corp.	400	1,656
Visa, Inc., Class A	9,457	3,357,708
Waterstone Financial, Inc.	300	4,143
WhiteHorse Finance, Inc.	3,500	30,520
WisdomTree, Inc.	13,200	151,932

		106,174,136

Energy — 0.6%
Aemetis, Inc. (a)	200	496
Antero Resources Corp. (a)	22,600	910,328
APA Corp.	23,137	423,176
Atlas Energy Solutions, Inc.	66,509	889,225
Berry Corp.	2,900	8,033
BP PLC (b)	72,838	362,900
Centrus Energy Corp., Class A (a)	1,000	183,180
Cheniere Energy, Inc.	7,500	1,826,400
CNX Resources Corp. (a)	1,100	37,048
Crescent Energy Co., Class A	66,509	571,977
Devon Energy Corp.	17	541
Diamondback Energy, Inc. (b)	7,185	987,219
Diversified Energy Co. PLC	100	1,467
Enerflex Ltd.	1,800	14,202
EQT Corp. (b)	17,964	1,047,660
Expand Energy Corp.	18,157	2,123,280
Flowco Holdings, Inc., Class A	18,623	331,676
Forum Energy Technologies, Inc. (a)	400	7,788
FutureFuel Corp.	4,000	15,520
Granite Ridge Resources, Inc.	1,100	7,007
Green Plains, Inc. (a)	14,400	86,832
Gulfport Energy Corp. (a)	400	80,468
Hess Corp. (b)	17,662	2,446,893
Houston American Energy Corp. (a)	40	424
Infinity Natural Resources, Inc., Class A (a)	13,302	243,560
Kodiak Gas Services, Inc.	64,707	2,217,509
Marathon Petroleum Corp.	2,200	365,442
Nabors Industries Ltd. (a)	200	5,604
NACCO Industries, Inc., Class A	100	4,431
Natural Gas Services Group, Inc. (a)	400	10,324
Navigator Holdings Ltd.	2,600	36,790

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
New Fortress Energy, Inc.	5,700	$18,924
Nordic American Tankers Ltd.	25,900	68,117
North American Construction Group Ltd.	1,600	25,568
Obsidian Energy Ltd. (a)	200	1,110
Oil States International, Inc. (a)	2,600	13,936
Ovintiv, Inc.	18	685
PBF Energy, Inc., Class A	18,200	394,394
Precision Drilling Corp. (a)	600	28,344
Shell PLC, ADR (b)	12,031	847,103
Shell PLC (b)	71,946	2,523,628
Solaris Energy Infrastructure, Inc., Class A	2,700	76,383
Teekay Corp. (a)	1,600	13,200
Transocean Ltd. (a)	158,033	409,305
Vermilion Energy, Inc.	10,800	78,624
Viper Energy, Inc. (b)	65,331	2,491,071
Vital Energy, Inc. (a)	50	804
W&T Offshore, Inc.	22,400	36,960
Weatherford International PLC (b)	7,847	394,783

		22,670,339

Financial Services — 0.1%
Curo Group Holdings LLC (a),(b)	645,803	3,336,864
PennantPark Investment Corp.	14,600	99,864

		3,436,728

Food & Staples Retailing — 0.4%
BBB Foods, Inc., Class A (a)	66,508	1,846,262
Costco Wholesale Corp.	10,900	10,790,346
Dollar General Corp.	8,501	972,344
Grocery Outlet Holding Corp. (a)	2,800	34,776
Guardian Pharmacy Services, Inc., Class A (a)	53,208	1,133,863
Ingles Markets, Inc., Class A	500	31,690
Maison Solutions, Inc., Class A (a)	46	41
Natural Grocers by Vitamin Cottage, Inc., Class C	100	3,925
SpartanNash Co.	1,400	37,086
Sprouts Farmers Market, Inc. (a)	400	65,856
Village Super Market, Inc., Class A	200	7,700
Weis Markets, Inc.	1,100	79,739

		15,003,628

Food, Beverage & Tobacco — 0.6%
AgriFORCE Growing Systems Ltd. (a)	14	11
B&G Foods, Inc., Class A	16,400	69,372
Beeline Holdings, Inc. (a)	19	28
Cal-Maine Foods, Inc.	18,623	1,855,410
Coca-Cola Co. (b)	189	13,372
Conagra Brands, Inc.	23,400	478,998
Hain Celestial Group, Inc. (The) (a)	21,100	32,072
Hormel Foods Corp.	7,600	229,900
John B Sanfilippo & Son, Inc.	500	31,620
Kraft Heinz Co. (b)	154	3,976
Laird Superfood, Inc. (a)	400	2,520
Lamb Weston Holdings, Inc.	500	25,925

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Lifeway Foods, Inc. (a)	100	$2,465
Limoneira Co.	400	6,260
MGP Ingredients, Inc.	2,900	86,913
National Beverage Corp. (a)	2,300	99,452
Philip Morris International, Inc. (b)	4,767	868,214
Primo Brands Corp., Class A	531,457	15,741,756
Smithfield Foods, Inc.	71,208	1,675,524
Tootsie Roll Industries, Inc.	1,445	48,335
TreeHouse Foods, Inc. (a)	200	3,884
Turning Point Brands, Inc.	700	53,039
Universal Corp.	1,900	110,656
Utz Brands, Inc.	1,200	15,060
Village Farms International, Inc. (a)	4,000	4,400
Vita Coco Co., Inc. (The) (a)	30,604	1,104,804

		22,563,966

Health Care Equipment & Services — 1.3%
Alphatec Holdings, Inc. (a)	8,100	89,910
American Well Corp., Class A (a)	335	2,978
AMN Healthcare Services, Inc. (a)	2,800	57,876
Artivion, Inc. (a)	100	3,110
Assure Holdings Corp. (a)	0	80
AtriCure, Inc. (a)	7,100	232,667
Axogen, Inc. (a)	800	8,680
Boston Scientific Corp. (a)	86,500	9,290,965
BrightSpring Health Services, Inc. (a)	43,605	1,028,642
Butterfly Network, Inc. (a)	3,200	6,400
CareCloud, Inc. (a)	1,700	4,012
Cencora, Inc.	16,200	4,857,570
Centene Corp. (a)	54,900	2,979,972
Ceribell, Inc. (a)	1,600	29,968
Cerus Corp. (a)	9,200	12,972
Cigna Group (b)	2,494	824,467
Community Health Systems, Inc. (a)	27,500	93,500
CorVel Corp. (a)	400	41,112
Cosmos Health, Inc. (a)	47	20
CVRx, Inc. (a)	700	4,116
DaVita, Inc. (a),(b)	16	2,279
Definitive Healthcare Corp. (a)	2,100	8,190
Electromed, Inc. (a)	1,800	39,582
Encompass Health Corp.	800	98,104
Fulgent Genetics, Inc. (a)	700	13,916
GoodRx Holdings, Inc., Class A (a)	13,000	64,740
Guardant Health, Inc. (a)	29,700	1,545,588
HealthStream, Inc.	600	16,602
Hinge Health, Inc., Class A (a)	66,452	3,438,891
Humana, Inc.	19,500	4,767,360
iCAD, Inc. (a)	1,200	4,572
InfuSystem Holdings, Inc. (a)	500	3,120
Insulet Corp. (a)	1,000	314,180
Integer Holdings Corp. (a)	600	73,782
Integra LifeSciences Holdings Corp. (a)	6,300	77,301

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Intuitive Surgical, Inc. (a),(b)	5,201	$2,826,275
iRadimed Corp.	400	23,916
iSpecimen, Inc. (a)	26	26
LeMaitre Vascular, Inc.	400	33,220
LifeMD, Inc. (a)	1,600	21,792
LivaNova PLC (a)	2,100	94,542
McKesson Corp.	1,700	1,245,726
Merit Medical Systems, Inc. (a)	7,200	673,056
ModivCare, Inc. (a)	37	115
National HealthCare Corp.	400	42,804
National Research Corp.	100	1,680
Neuronetics, Inc. (a)	2,600	9,074
NeuroPace, Inc. (a)	200	2,228
Novocure Ltd. (a)	5,400	96,120
Omnicell, Inc. (a)	500	14,700
OPKO Health, Inc. (a)	2,801	3,697
OptimizeRx Corp. (a)	100	1,350
Option Care Health, Inc. (a)	3,200	103,936
Outset Medical, Inc. (a)	366	7,031
Owens & Minor, Inc. (a)	6,600	60,060
PACS Group, Inc. (a)	4,600	59,432
Pennant Group, Inc. (a)	2,500	74,625
PROCEPT BioRobotics Corp. (a)	600	34,560
Pulmonx Corp. (a)	3,200	8,288
RxSight, Inc. (a)	3,500	45,500
Schrodinger, Inc. (a)	8,500	171,020
Senseonics Holdings, Inc. (a)	8,200	3,907
Sensus Healthcare, Inc. (a)	300	1,422
SI-BONE, Inc. (a)	2,800	52,696
SiNtx Technologies, Inc. (a)	43	137
STAAR Surgical Co. (a)	500	8,390
Tactile Systems Technology, Inc. (a)	800	8,112
Tandem Diabetes Care, Inc. (a)	14,200	264,688
Teladoc Health, Inc. (a)	34,100	297,011
Tenet Healthcare Corp. (a),(b)	2,664	468,864
TransMedics Group, Inc. (a)	3,000	402,030
TruBridge, Inc. (a)	1,200	28,104
UnitedHealth Group, Inc.	13,500	4,211,595
Varex Imaging Corp. (a)	3,200	27,744
Veeva Systems, Inc., Class A (a)	6,200	1,785,476
Viemed Healthcare, Inc. (a)	1,600	11,056
Waystar Holding Corp. (a)	175,020	7,153,067
Zynex, Inc. (a)	4,300	11,094

		50,427,390

Household & Personal Products — 0.0%
BellRing Brands, Inc. (a),(b)	7,976	462,050
Clorox Co.	1,600	192,112
Herbalife Ltd. (a)	6,700	57,754
Medifast, Inc. (a)	2,600	36,530
Nature’s Sunshine Products, Inc. (a)	500	7,395
Nu Skin Enterprises, Inc., Class A	11,700	93,483

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Olaplex Holdings, Inc. (a)	14,300	$20,020
Spectrum Brands Holdings, Inc.	700	37,100
USANA Health Sciences, Inc. (a)	200	6,106
WD-40 Co.	300	68,427

		980,977

Insurance — 1.9%
American Coastal Insurance Corp., Class C (a)	800	8,896
American Integrity Insurance Group, Inc. (a)	13,301	244,605
Aon PLC, Class A	5,800	2,069,208
Arch Capital Group Ltd. (a)	103,800	9,450,990
Aspen Insurance Holdings Ltd., Class A (a)	15,962	502,324
Bowhead Specialty Holdings, Inc. (a)	15,302	574,284
Brighthouse Financial, Inc. (a)	3,700	198,949
Brown & Brown, Inc.	199,525	22,121,337
Chubb Ltd. (b)	514	148,916
Crawford & Co., Class A	300	3,174
eHealth, Inc. (a)	5,900	25,665
Employers Holdings, Inc.	100	4,718
F&G Annuities & Life, Inc.	800	25,584
Fidelity National Financial, Inc.	200	11,212
Greenlight Capital Re Ltd., Class A (a)	800	11,496
Hagerty, Inc., Class A (a)	1,400	14,154
Hartford Insurance Group, Inc. (b)	413	52,397
HCI Group, Inc.	1,600	243,520
Hearthside Food Solutions LLC (a),(b)	215,636	4,118,648
Heritage Insurance Holdings, Inc. (a)	3,600	89,784
Horace Mann Educators Corp.	100	4,297
James River Group Holdings Ltd.	7,000	41,020
Kinsale Capital Group, Inc.	20,018	9,686,710
Lemonade, Inc. (a)	5,827	255,281
Lincoln National Corp.	1,300	44,980
Marsh & McLennan Cos., Inc.	400	87,456
MBIA, Inc. (a)	1,400	6,076
Mercury General Corp.	2,300	154,882
Oscar Health, Inc., Class A (a)	1,700	36,448
Progressive Corp. (b)	660	176,128
RLI Corp.	165,750	11,970,465
Ryan Specialty Holdings, Inc., Class A	1,200	81,588
Skyward Specialty Insurance Group, Inc. (a)	4,100	236,939
Tiptree, Inc.	200	4,716
Travelers Cos., Inc. (b)	330	88,288
TWFG, Inc. (a)	11,141	389,935
United Fire Group, Inc.	1,400	40,180
Universal Insurance Holdings, Inc.	4,100	113,693
W R Berkley Corp.	130,500	9,587,835

		72,926,778

Materials — 0.6%
AdvanSix, Inc.	500	11,875
Albemarle Corp.	200	12,534
American Vanguard Corp. (a)	2,800	10,976
Ampco-Pittsburgh Corp. (a)	300	888

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ardagh Metal Packaging SA	4,700	$20,116
B2Gold Corp.	310,000	1,119,100
Balchem Corp.	600	95,520
Centerra Gold, Inc.	9,800	70,658
Chemours Co. (The)	5,500	62,975
Clearwater Paper Corp. (a)	800	21,792
Cleveland-Cliffs, Inc. (a)	400	3,040
Coeur Mining, Inc. (a)	18,501	163,919
Dakota Gold Corp. (a)	1,400	5,166
DuPont de Nemours, Inc. (b)	19,283	1,322,621
Eagle Materials, Inc.	300	60,633
Ecovyst, Inc. (a)	39,905	328,418
Equinox Gold Corp. (a)	58,500	336,375
FMC Corp.	8,300	346,525
Fortuna Mining Corp. (a)	10,000	65,400
Franco-Nevada Corp.	10,100	1,655,592
Galiano Gold, Inc. (a)	200	254
Ginkgo Bioworks Holdings, Inc. (a)	612	6,885
Gold Royalty Corp. (a)	6,800	15,028
Hycroft Mining Holding Corp. (a)	40	125
Innospec, Inc.	100	8,409
Intrepid Potash, Inc. (a)	800	28,584
Knife River Corp. (a)	100	8,164
Koppers Holdings, Inc.	400	12,860
Kronos Worldwide, Inc.	200	1,240
Linde PLC	26,000	12,198,680
Lithium Americas Corp. (a)	15	40
McEwen Mining, Inc. (a)	2,600	24,986
Metalla Royalty & Streaming Ltd. (a)	1,500	5,760
Metallus, Inc. (a)	600	9,246
Mosaic Co.	27,700	1,010,496
MP Materials Corp. (a),(b)	22,770	757,558
Myers Industries, Inc.	100	1,449
New Gold, Inc. (a)	57,200	283,140
O-I Glass, Inc. (a)	2,600	38,324
Olin Corp.	2,000	40,180
OR Royalties, Inc.	6,300	161,973
Packaging Corp. of America	1,900	358,055
Rayonier Advanced Materials, Inc. (a)	6,900	26,565
Sandstorm Gold Ltd.	55,100	517,940
SSR Mining, Inc. (a)	13,400	170,716
Teck Resources Ltd., Class B (b)	979	39,538
Tredegar Corp. (a)	1,800	15,840
Trilogy Metals, Inc. (a)	2,000	2,700
TriMas Corp.	400	11,444
Trinseo PLC	100	312
Triple Flag Precious Metals Corp.	5,100	120,819
Tronox Holdings PLC, Class A	1,200	6,084

		21,597,517

Media & Entertainment — 2.2%
Alphabet, Inc., Class A (b)	77,373	13,635,444

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Altice USA, Inc., Class A (a)	3,400	$7,276
AMC Networks, Inc., Class A (a)	6,800	42,636
Boston Omaha Corp., Class A (a)	100	1,404
Bumble, Inc., Class A (a)	14,400	94,896
Cardlytics, Inc. (a)	200	329
Cinemark Holdings, Inc.	4,500	135,810
Entravision Communications Corp., Class A	900	2,088
Eventbrite, Inc., Class A (a)	14,700	38,661
EverQuote, Inc., Class A (a)	200	4,836
EW Scripps Co. (The), Class A (a)	9,700	28,518
fuboTV, Inc. (a)	57,800	223,108
Gannett Co., Inc. (a)	1,800	6,444
iHeartMedia, Inc., Class A (a)	2,000	3,520
IMAX Corp. (a)	4,200	117,432
Learfield Communications LLC (a),(b),(c)	91,802	8,170,378
Liberty Media Corp.-Liberty Formula One, Class C (a),(b)	5,234	546,953
Liberty Media Corp.-Liberty Live, Class C (a),(b)	5,586	453,360
Liberty Media Corp.-Liberty Live, Class A (a),(b)	3,290	261,489
Live Nation Entertainment, Inc. (a)	39,905	6,036,828
McLaren Racing Ltd. (a),(b),(c)	22,935	4,440,687
MediaAlpha, Inc., Class A (a)	800	8,760
Meta Platforms, Inc., Class A (b)	2,436	1,797,987
MNTN, Inc., Class A (a)	6,518	142,549
Netflix, Inc. (a),(b)	11,219	15,023,700
New York Times Co., Class A	8,400	470,232
Nextdoor Holdings, Inc. (a)	7,900	13,114
Playstudios, Inc. (a)	4,500	5,895
Playtika Holding Corp.	7,700	36,421
Reddit, Inc., Class A (a)	30,600	4,607,442
Reservoir Media, Inc. (a)	600	4,602
ROBLOX Corp., Class A (a)	132,300	13,917,960
Skillz, Inc. (a)	100	682
Snap, Inc., Class A (a)	163,100	1,417,339
Spotify Technology SA (a)	3,100	2,378,754
Take-Two Interactive Software, Inc. (a),(b)	31,125	7,558,706
Townsquare Media, Inc., Class A	2,900	22,939
Travelzoo (a)	1,300	16,549
Treasure Global, Inc. (a)	4	4
TrueCar, Inc. (a)	600	1,140
Vimeo, Inc. (a)	2,000	8,080
ZoomInfo Technologies, Inc., Class A (a)	6,700	67,804

		81,752,756

Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
10X Genomics, Inc., Class A (a)	24,700	286,026
180 Life Sciences Corp. (a)	31	29
4D Molecular Therapeutics, Inc. (a)	11,100	41,181
89bio, Inc. (a)	900	8,838
AbCellera Biologics, Inc. (a)	58,500	200,655
Absci Corp. (a)	9,200	23,644
ACADIA Pharmaceuticals, Inc. (a)	5,300	114,321
Aclaris Therapeutics, Inc. (a)	12,100	17,182

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Acrivon Therapeutics, Inc. (a)	300	$357
Acumen Pharmaceuticals, Inc. (a)	6,300	7,308
Adaptimmune Therapeutics PLC, ADR (a)	3,021	724
Adicet Bio, Inc. (a)	11,242	6,858
ADMA Biologics, Inc. (a)	17,900	325,959
Adverum Biotechnologies, Inc. (a)	170	366
Alector, Inc. (a)	9,400	13,160
Allogene Therapeutics, Inc. (a)	42,300	47,799
Alnylam Pharmaceuticals, Inc. (a)	2,900	945,661
Altimmune, Inc. (a)	3,400	13,158
Alto Neuroscience, Inc. (a)	400	880
ALX Oncology Holdings, Inc. (a)	12,300	5,106
Amicus Therapeutics, Inc. (a)	11,600	66,468
Amphastar Pharmaceuticals, Inc. (a)	500	11,480
Amylyx Pharmaceuticals, Inc. (a)	12,400	79,484
AN2 Therapeutics, Inc. (a)	3,100	3,286
AnaptysBio, Inc. (a)	4,400	97,680
Anavex Life Sciences Corp. (a)	12,800	118,016
Anika Therapeutics, Inc. (a)	800	8,464
Apellis Pharmaceuticals, Inc. (a)	4,000	69,240
Applied DNA Sciences, Inc. (a)	1	5
Applied Therapeutics, Inc. (a)	11,700	3,640
Aquestive Therapeutics, Inc. (a)	9,900	32,769
Arcus Biosciences, Inc. (a)	2,700	21,978
Ardelyx, Inc. (a)	18,300	71,736
Arrowhead Pharmaceuticals, Inc. (a)	7,500	118,500
Assertio Holdings, Inc. (a)	11,150	7,149
Atea Pharmaceuticals, Inc. (a)	8,200	29,520
Athira Pharma, Inc. (a)	3,600	1,087
Atossa Therapeutics, Inc. (a)	300	249
Aurinia Pharmaceuticals, Inc. (a)	1,300	11,011
Bausch Health Cos., Inc. (a)	1,700	11,322
Beam Therapeutics, Inc. (a)	7,100	120,771
BioAge Labs, Inc. (a)	300	1,239
BioAtla, Inc. (a)	3,000	1,188
BioCardia, Inc. (a)	47	92
BioCryst Pharmaceuticals, Inc. (a)	50,200	449,792
Biofrontera, Inc. (a)	14	10
Biogen, Inc. (a)	900	113,031
Biomea Fusion, Inc. (a)	7,500	13,500
Bridgebio Pharma, Inc. (a)	17,600	759,968
C4 Therapeutics, Inc. (a)	14,900	21,307
Cabaletta Bio, Inc. (a)	9,600	14,592
Capricor Therapeutics, Inc. (a)	900	8,937
Cardiff Oncology, Inc. (a)	4,000	12,600
CareDx, Inc. (a)	8,200	160,228
Cargo Therapeutics, Inc. (a)	400	1,648
Caribou Biosciences, Inc. (a)	22,200	27,972
Caris Life Sciences, Inc. (a)	13,302	355,429
Carisma Therapeutics, Inc. (a)	22	9
Cassava Sciences, Inc. (a)	11,500	20,815
Celcuity, Inc. (a)	200	2,670

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Celldex Therapeutics, Inc. (a)	300	$6,105
Cellectar Biosciences, Inc. (a)	1	7
Century Therapeutics, Inc. (a)	5,100	2,849
Climb Bio, Inc. (a)	1,900	2,356
Codexis, Inc. (a)	2,600	6,344
Contineum Therapeutics, Inc., Class A (a)	300	1,191
Corcept Therapeutics, Inc. (a)	4,900	359,660
Corvus Pharmaceuticals, Inc. (a)	5,400	21,600
Crinetics Pharmaceuticals, Inc. (a)	200	5,752
Curis, Inc. (a)	95	220
Danaher Corp. (b)	22,574	4,459,268
Design Therapeutics, Inc. (a)	3,700	12,469
Disc Medicine, Inc. (a)	200	10,592
Dynavax Technologies Corp. (a)	22,600	224,192
Editas Medicine, Inc. (a)	16,700	36,740
Elevation Oncology, Inc. (a)	5,400	1,982
Eli Lilly & Co. (b)	1,240	966,617
Emergent BioSolutions, Inc. (a)	8,900	56,782
Enanta Pharmaceuticals, Inc. (a)	3,700	27,972
Erasca, Inc. (a)	7,400	9,398
Esperion Therapeutics, Inc. (a)	36,100	35,537
Essa Pharma, Inc. (a)	4,000	6,800
Eton Pharmaceuticals, Inc. (a)	700	9,975
Evolus, Inc. (a)	800	7,368
Exelixis, Inc. (a)	3,500	154,263
Eyenovia, Inc. (a)	49	509
EyePoint Pharmaceuticals, Inc. (a)	1,300	12,233
Fate Therapeutics, Inc. (a)	12,700	14,224
FibroGen, Inc. (a)	185	981
Fortrea Holdings, Inc. (a)	2,000	9,880
Fulcrum Therapeutics, Inc. (a)	7,000	48,160
Generation Bio Co. (a)	2,500	800
Gossamer Bio, Inc. (a)	29,400	36,162
GRAIL, Inc. (a)	600	30,852
Halozyme Therapeutics, Inc. (a)	3,300	171,666
Harmony Biosciences Holdings, Inc. (a)	1,100	34,760
Harrow, Inc. (a)	2,300	70,242
Harvard Bioscience, Inc. (a)	200	89
Heron Therapeutics, Inc. (a)	10,400	21,528
HilleVax, Inc. (a)	2,200	4,378
Hookipa Pharma, Inc. (a)	60	75
Humacyte, Inc. (a)	6,600	13,794
Ideaya Biosciences, Inc. (a)	6,200	130,324
IGM Biosciences, Inc. (a)	1,900	2,128
Ikena Oncology, Inc. (a)	1,700	2,278
ImmunityBio, Inc. (a)	2	5
Inovio Pharmaceuticals, Inc. (a)	8	16
Insmed, Inc. (a),(b)	9,049	910,691
Intellia Therapeutics, Inc. (a)	24,800	232,624
Ionis Pharmaceuticals, Inc. (a)	36,000	1,422,360
Iovance Biotherapeutics, Inc. (a)	28,600	49,192
IQVIA Holdings, Inc. (a)	13,300	2,095,947

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc. (a)	38,800	$27,827
Jade Biosciences, Inc. (a)	5	50
Kairos Pharma Ltd. (a)	35	25
Kalaris Therapeutics, Inc. (a)	265	708
Kezar Life Sciences, Inc. (a)	1,050	4,809
Kiniksa Pharmaceuticals International PLC, Class A (a)	600	16,602
Kodiak Sciences, Inc. (a)	4,600	17,158
Kura Oncology, Inc. (a)	7,300	42,121
Kymera Therapeutics, Inc. (a)	5,700	248,748
Kyverna Therapeutics, Inc. (a)	1,500	4,605
Larimar Therapeutics, Inc. (a)	15,233	44,023
Leap Therapeutics, Inc. (a)	500	148
Legend Biotech Corp., ADR (a)	8,700	308,763
LENZ Therapeutics, Inc. (a)	128	3,752
Lexeo Therapeutics, Inc. (a)	300	1,206
Liquidia Corp. (a)	6,100	76,006
Lyell Immunopharma, Inc. (a)	145	1,282
MacroGenics, Inc. (a)	13,700	16,577
MannKind Corp. (a)	52,000	194,480
Maravai LifeSciences Holdings, Inc., Class A (a)	33,400	80,494
Medpace Holdings, Inc. (a)	3,500	1,098,510
Merck & Co., Inc. (b)	78,165	6,187,541
Mersana Therapeutics, Inc. (a)	20,800	6,157
Metagenomi, Inc. (a)	300	444
Mirum Pharmaceuticals, Inc. (a)	3,400	173,026
Moderna, Inc. (a)	92,800	2,560,352
Monte Rosa Therapeutics, Inc. (a)	300	1,353
Myriad Genetics, Inc. (a)	4,500	23,895
Natera, Inc. (a)	1,800	304,092
Neumora Therapeutics, Inc. (a)	18,400	13,493
Nkarta, Inc. (a)	2,400	3,984
NovaBay Pharmaceuticals, Inc. (a)	31	18
Novavax, Inc. (a)	3,600	22,680
Nurix Therapeutics, Inc. (a)	4,600	52,394
Nuvation Bio, Inc. (a)	7,900	15,405
Olema Pharmaceuticals, Inc. (a)	4,200	17,892
Omeros Corp. (a)	6,800	20,400
OmniAb, Inc. (a)	600	1,044
OnKure Therapeutics, Inc., Class A (a)	470	1,123
Organon & Co.	2,500	24,200
Perspective Therapeutics, Inc. (a)	9,610	33,058
Phio Pharmaceuticals Corp. (a)	4	9
Pliant Therapeutics, Inc. (a)	7,500	8,700
PMV Pharmaceuticals, Inc. (a)	5,800	6,148
Prelude Therapeutics, Inc. (a)	5,700	4,614
PTC Therapeutics, Inc. (a)	2,300	112,332
Puma Biotechnology, Inc. (a)	4,500	15,435
Quanterix Corp. (a)	2,100	13,965
Rallybio Corp. (a)	1,200	406
Rapport Therapeutics, Inc. (a)	100	1,137
RAPT Therapeutics, Inc. (a)	812	6,496
Regeneron Pharmaceuticals, Inc.	19,500	10,237,500

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
REGENXBIO, Inc. (a)	2,900	$23,809
Relay Therapeutics, Inc. (a)	19,700	68,162
Relmada Therapeutics, Inc. (a)	2,400	1,441
Rigel Pharmaceuticals, Inc. (a)	990	18,543
Rocket Pharmaceuticals, Inc. (a)	19,900	48,755
Sage Therapeutics, Inc. (a)	3,100	28,272
Sana Biotechnology, Inc. (a)	300	819
Sangamo Therapeutics, Inc. (a)	25,000	13,533
Sarepta Therapeutics, Inc. (a)	23,500	401,850
Savara, Inc. (a)	3,300	7,524
Seer, Inc. (a)	7,800	16,692
SELLAS Life Sciences Group, Inc. (a)	33	72
Shattuck Labs, Inc. (a)	1,700	1,346
Spyre Therapeutics, Inc. (a)	4,700	70,359
Summit Therapeutics, Inc. (a),(b)	3,078	65,500
Sutro Biopharma, Inc. (a)	5,700	4,069
Syndax Pharmaceuticals, Inc. (a)	7,100	66,492
Tectonic Therapeutic, Inc. (a)	50	993
Tempus AI, Inc. (a)	200	12,708
Tenaya Therapeutics, Inc. (a)	2,300	1,406
Terns Pharmaceuticals, Inc. (a)	5,800	21,634
TG Therapeutics, Inc. (a)	400	14,396
Theriva Biologics, Inc. (a)	31	13
TransCode Therapeutics, Inc. (a)	1	8
Travere Therapeutics, Inc. (a)	20,800	307,840
TScan Therapeutics, Inc. (a)	3,000	4,350
Tvardi Therapeutics, Inc. (a)	222	5,179
Twist Bioscience Corp. (a)	400	14,716
Tyra Biosciences, Inc. (a)	600	5,742
Ultragenyx Pharmaceutical, Inc. (a)	13,100	476,316
Vanda Pharmaceuticals, Inc. (a)	13,200	62,304
Ventyx Biosciences, Inc. (a)	8,100	17,334
Verastem, Inc. (a)	1,208	5,013
Verve Therapeutics, Inc. (a)	8,400	94,332
Viking Therapeutics, Inc. (a)	13,600	360,400
Vir Biotechnology, Inc. (a)	2,600	13,104
Viridian Therapeutics, Inc. (a)	2,300	32,154
Vistagen Therapeutics, Inc. (a)	247	494
WaVe Life Sciences Ltd. (a)	400	2,600
Werewolf Therapeutics, Inc. (a)	3,200	3,488
West Pharmaceutical Services, Inc.	5,000	1,094,000
Whitehawk Therapeutics, Inc. (a)	700	1,309
Windtree Therapeutics, Inc. (a)	38	20
Xencor, Inc. (a)	9,800	77,028
Xenon Pharmaceuticals, Inc. (a)	100	3,130
Xeris Biopharma Holdings, Inc. (a)	16,864	78,755
Y-mAbs Therapeutics, Inc. (a)	3,900	17,589
Zentalis Pharmaceuticals, Inc. (a)	17,200	19,952

		42,292,763

Real Estate — 0.2%
Agree Realty Corp.	23,600	1,724,216

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
CareTrust REIT, Inc.	11,500	$351,900
Community Healthcare Trust, Inc.	1,800	29,934
CTO Realty Growth, Inc.	1,500	25,890
Diversified Healthcare Trust	3,000	10,740
Equinix, Inc. (b)	776	617,285
Essential Properties Realty Trust, Inc.	400	12,764
Four Corners Property Trust, Inc.	4,600	123,786
Franklin Street Properties Corp.	600	984
Getty Realty Corp.	4,400	121,616
Hudson Pacific Properties, Inc.	3,100	8,494
Lineage, Inc.	53,207	2,315,568
LTC Properties, Inc.	300	10,383
NETSTREIT Corp.	8,600	145,598
Office Properties Income Trust	17,000	4,199
Piedmont Realty Trust, Inc., Class A	4,400	32,076
Postal Realty Trust, Inc., Class A	2,500	36,825
SBA Communications Corp. (b)	1,019	239,302
Service Properties Trust	900	2,151
Strawberry Fields REIT, Inc.	200	2,108
Universal Health Realty Income Trust	300	11,991
Veris Residential, Inc.	2,200	32,758

		5,860,568

Real Estate Management & Development — 0.0%
Avalon GloboCare Corp. (a)	3	8
Douglas Elliman, Inc. (a)	900	2,088
Forestar Group, Inc. (a)	1,200	24,000
Landbridge Co. LLC, Class A	27,003	1,824,863
Opendoor Technologies, Inc. (a)	168,900	90,024
Redfin Corp. (a)	11,400	127,566
RMR Group, Inc. (The), Class A	700	11,445
Seritage Growth Properties, Class A (a)	800	2,464

		2,082,458

Retailing — 1.0%
1stdibs.com, Inc. (a)	2,200	6,050
Advance Auto Parts, Inc.	6,800	316,132
Amazon.com, Inc. (a),(b)	67,350	14,775,916
American Eagle Outfitters, Inc.	400	3,848
America’s Car-Mart, Inc. (a)	15,295	857,132
Beyond, Inc. (a)	4,000	27,520
Big 5 Sporting Goods Corp.	800	1,136
Burlington Stores, Inc. (a),(b)	3,149	732,583
Camping World Holdings, Inc., Class A	6,100	104,859
CarMax, Inc. (a)	800	53,768
CarParts.com, Inc. (a)	5,300	3,923
Carvana Co. (a)	32,400	10,917,504
Cato Corp. (The), Class A	1,500	4,215
Chewy, Inc., Class A (a)	86,705	3,695,367
Citi Trends, Inc. (a)	900	30,051
Designer Brands, Inc., Class A	9,700	23,086
Etsy, Inc. (a)	800	40,128
EVgo, Inc. (a)	27,800	101,470

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Five Below, Inc. (a)	8,400	$1,101,912
Groupon, Inc. (a)	22	736
Guess?, Inc.	2,000	24,180
Haverty Furniture Cos., Inc.	200	4,070
Home Depot, Inc. (b)	2,717	996,161
J Jill, Inc.	800	11,712
Kohl’s Corp.	26,600	225,568
Leslie’s, Inc. (a)	12,900	5,417
ODP Corp. (a)	4,000	72,520
Penske Automotive Group, Inc.	200	34,362
Petco Health & Wellness Co., Inc. (a)	41,600	117,728
PetMed Express, Inc. (a)	900	2,988
QVC Group, Inc. (a)	1,392	3,828
RealReal, Inc. (The) (a)	27,100	129,809
Rent the Runway, Inc., Class A (a)	25	126
RH (a)	400	75,604
Ross Stores, Inc. (b)	3,807	485,697
Sonic Automotive, Inc., Class A	100	7,993
Sportsman’s Warehouse Holdings, Inc. (a)	6,500	22,425
ThredUp, Inc., Class A (a)	11,300	84,637
Tilly’s, Inc., Class A (a)	400	552
Warby Parker, Inc., Class A (a)	800	17,544
Wayfair, Inc., Class A (a)	24,200	1,237,588

		36,357,845

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc. (a),(b)	4,576	649,334
Alpha & Omega Semiconductor Ltd. (a)	600	15,396
Astera Labs, Inc. (a)	4,300	388,806
AXT, Inc. (a)	3,200	6,688
Broadcom, Inc. (b)	1,920	529,248
Credo Technology Group Holding Ltd. (a)	26,300	2,435,117
Enphase Energy, Inc. (a)	31,400	1,245,010
Everspin Technologies, Inc. (a)	1,600	10,064
First Solar, Inc. (a),(b)	2,088	345,648
GSI Technology, Inc. (a)	100	336
Intel Corp.	300	6,720
inTEST Corp. (a)	1,100	8,008
KLA Corp. (b)	129	115,551
Marvell Technology, Inc. (b)	1,800	139,320
MaxLinear, Inc. (a)	14,700	208,887
NVIDIA Corp. (b)	95,386	15,070,034
ON Semiconductor Corp. (a),(b)	12,845	673,206
Onto Innovation, Inc. (a)	6,900	696,417
Penguin Solutions, Inc. (a)	3,000	59,430
QUALCOMM, Inc.	22,000	3,503,720
Rambus, Inc. (a)	700	44,814
Semtech Corp. (a)	9,400	424,316
SiTime Corp. (a)	3,991	850,402
Skyworks Solutions, Inc.	16,700	1,244,484
SolarEdge Technologies, Inc. (a)	14,100	287,640
Synaptics, Inc. (a)	1,300	84,266

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Veeco Instruments, Inc. (a)	2,530	$51,410
Wolfspeed, Inc. (a)	37,300	14,875

		29,109,147

Software & Services — 5.0%
8x8, Inc. (a)	14,300	28,028
A10 Networks, Inc.	5,300	102,555
ACI Worldwide, Inc. (a)	170,995	7,850,380
Adobe, Inc. (a)	32,700	12,650,976
Alkami Technology, Inc. (a)	9,374	282,532
Amplitude, Inc., Class A (a)	900	11,160
Asana, Inc., Class A (a)	10,900	147,150
Atlassian Corp., Class A (a)	27,300	5,544,357
AudioEye, Inc. (a)	100	1,165
AvePoint, Inc. (a)	4,000	77,240
Backblaze, Inc., Class A (a)	2,900	15,950
Bill Holdings, Inc. (a)	16,100	744,786
Box, Inc., Class A (a)	21,400	731,238
Cipher Mining, Inc. (a)	4,900	23,422
Clear Secure, Inc., Class A	300	8,328
Clearwater Analytics Holdings, Inc., Class A (a)	177,222	3,886,478
Cloudflare, Inc., Class A (a)	6,700	1,312,061
Commvault Systems, Inc. (a)	2,000	348,660
Core Scientific, Inc. (a)	12,700	216,789
CoreCard Corp. (a)	200	5,794
CPI Card Group, Inc. (a)	200	4,744
Crexendo, Inc. (a)	200	1,214
Digital Turbine, Inc. (a)	11,400	67,260
eGain Corp. (a)	1,100	6,875
Elastic NV (a)	25,000	2,108,250
Expensify, Inc., Class A (a)	7,600	19,684
Fair Isaac Corp. (a),(b)	441	806,130
Fastly, Inc., Class A (a)	15,800	111,548
Fortinet, Inc. (a)	26,600	2,812,152
Gartner, Inc. (a)	5,400	2,182,788
GoDaddy, Inc., Class A (a)	8,400	1,512,504
Hackett Group, Inc. (The)	4,300	109,306
HubSpot, Inc. (a)	3,377	1,879,740
Information Services Group, Inc.	1,900	9,120
Intuit, Inc.	300	236,289
JFrog Ltd. (a)	1,300	57,044
Kaltura, Inc. (a)	100	201
Klaviyo, Inc., Class A (a)	19,500	654,810
LivePerson, Inc. (a)	10,300	10,403
Microsoft Corp. (b)	131,618	65,468,109
Monday.com Ltd. (a)	2,800	880,544
MongoDB, Inc. (a)	2,700	566,973
N-able, Inc. (a)	1,000	8,100
NCR Voyix Corp. (a)	60,516	709,853
Nutanix, Inc., Class A (a)	11,100	848,484
Oblong, Inc. (a)	1	4
Okta, Inc. (a),(b)	7,541	753,874

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Olo, Inc., Class A (a)	6,700	$59,630
ON24, Inc. (a)	2,200	11,946
Onestream, Inc. (a)	226,129	6,399,451
Ooma, Inc. (a)	1,000	12,900
Pagaya Technologies Ltd., Class A (a)	15,100	321,932
PagerDuty, Inc. (a)	4,000	61,120
Palantir Technologies, Inc., Class A (a)	96,800	13,195,776
Porch Group, Inc. (a)	2,600	30,654
Q2 Holdings, Inc. (a)	56,490	5,286,899
Qualys, Inc. (a)	900	128,583
Rackspace Technology, Inc. (a)	2,100	2,688
Red Violet, Inc. (a)	100	4,920
Rimini Street, Inc. (a)	1,900	7,163
Rubrik, Inc., Class A (a)	11,500	1,030,285
SailPoint, Inc. (a)	133,017	3,040,769
Salesforce, Inc.	48,900	13,334,541
SentinelOne, Inc., Class A (a)	6,900	126,132
ServiceTitan, Inc., Class A (a)	71,830	7,698,739
Snowflake, Inc., Class A (a)	62,500	13,985,625
SoundThinking, Inc. (a)	300	3,917
Sprout Social, Inc., Class A (a)	400	8,364
Synchronoss Technologies, Inc. (a)	700	4,795
Telos Corp. (a)	300	951
Tenable Holdings, Inc. (a)	1,200	40,536
Teradata Corp. (a)	1,400	31,234
Terawulf, Inc. (a)	5,300	23,214
Unisys Corp. (a)	7,700	34,881
Unity Software, Inc. (a)	800	19,360
Upland Software, Inc. (a)	5,400	10,530
Varonis Systems, Inc. (a)	25,000	1,268,750
Weave Communications, Inc. (a)	4,800	39,936
WM Technology, Inc. (a)	9,700	8,691
Yext, Inc. (a)	5,600	47,600
Zeta Global Holdings Corp., Class A (a)	13,400	207,566
Zscaler, Inc. (a)	19,900	6,247,406

		188,552,536

Technology Hardware & Equipment — 1.7%
Aeva Technologies, Inc. (a)	5,840	220,694
Amphenol Corp., Class A	196,104	19,365,270
Apple, Inc. (b)	68,767	14,108,925
Applied Optoelectronics, Inc. (a)	1,500	38,535
Arista Networks, Inc. (a)	23,000	2,353,130
Aviat Networks, Inc. (a)	100	2,405
Bel Fuse, Inc., Class B	300	29,307
Cambium Networks Corp. (a)	4,865	1,970
CommScope Holding Co., Inc. (a)	45,900	380,052
CompoSecure, Inc., Class A (a)	7,400	104,266
Comtech Telecommunications Corp. (a)	1,800	4,410
Crane NXT Co.	700	37,730
Evolv Technologies Holdings, Inc. (a)	17,300	107,952
Extreme Networks, Inc. (a)	4,400	78,980

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
FARO Technologies, Inc. (a)	100	$4,392
Frequency Electronics, Inc. (a)	600	13,626
Identiv, Inc. (a)	100	326
Juniper Networks, Inc.	67,300	2,687,289
Kimball Electronics, Inc. (a)	700	13,461
Lantronix, Inc. (a)	5,200	14,924
Methode Electronics, Inc.	3,000	28,530
Motorola Solutions, Inc.	300	126,138
NetScout Systems, Inc. (a)	2,700	66,987
PC Connection, Inc.	100	6,578
Quantum Computing, Inc. (a)	26	499
Sandisk Corp. (a)	133,017	6,032,321
Teledyne Technologies, Inc. (a)	34,200	17,521,002
Viasat, Inc. (a)	7,000	102,200
Vishay Precision Group, Inc. (a)	500	14,050
Xerox Holdings Corp.	10,400	54,808

		63,520,757

Telecommunication Services — 0.2%
AT&T, Inc. (b)	9,914	286,911
Bandwidth, Inc., Class A (a)	2,300	36,570
IDT Corp., Class B	800	54,656
Lumen Technologies, Inc. (a)	100,100	438,438
NII Holdings, Inc. (a),(c)	50,677	13,176
Spok Holdings, Inc.	900	15,912
T-Mobile U.S., Inc.	22,800	5,432,328

		6,277,991

Transportation — 0.4%
Alaska Air Group, Inc. (a)	1,200	59,376
American Airlines Group, Inc. (a)	29,200	327,624
ArcBest Corp.	600	46,206
Avis Budget Group, Inc. (a)	2,100	355,005
Canadian Pacific Kansas City Ltd.	140,000	11,097,800
CSX Corp. (b)	1,007	32,858
Frontier Group Holdings, Inc. (a)	2,400	8,712
Genco Shipping & Trading Ltd.	1,300	16,991
Heartland Express, Inc.	7,100	61,344
Hertz Global Holdings, Inc. (a)	7,300	49,859
JB Hunt Transport Services, Inc.	2,900	416,440
Lyft, Inc., Class A (a)	76,077	1,198,974
Marten Transport Ltd.	1,099	14,276
Norfolk Southern Corp. (b)	128	32,764
Radiant Logistics, Inc. (a)	1,500	9,120
Saia, Inc. (a)	3,900	1,068,561
Schneider National, Inc., Class B	1,600	38,640
Seanergy Maritime Holdings Corp.	2,230	14,071
TFI International, Inc.	200	17,934
U-Haul Holding Co. (a)	800	48,448
Union Pacific Corp.	100	23,008
Universal Logistics Holdings, Inc.	300	7,614

		14,945,625

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Utilities — 0.3%
American Electric Power Co., Inc.	39,905	$4,140,543
Artesian Resources Corp., Class A	400	13,424
Edison International	17,200	887,520
Hawaiian Electric Industries, Inc. (a)	500	5,315
IDACORP, Inc.	20,353	2,349,754
Oklo, Inc. (a)	53,207	2,979,060
Pinnacle West Capital Corp.	3,500	313,145
Talen Energy Corp. (a)	700	203,539
Unitil Corp.	200	10,430
XPLR Infrastructure LP	2,900	23,780
York Water Co. (The)	500	15,800

		10,942,310

Total North America		1,097,766,455

Oceania — 0.0%
Energy — 0.0%
Imperial Petroleum, Inc. (a)	40	123

Total Oceania		123

South America — 0.1%
Banks — 0.1%
Banco Bradesco SA, ADR	418,100	1,291,929
Grupo Financiero Galicia SA, ADR	53,207	2,681,101
Inter & Co., Inc., Class A	700	5,201

		3,978,231

Consumer Services — 0.0%
Afya Ltd., Class A	1,800	32,148

Diversified Financials — 0.0%
Dlocal Ltd. (a)	5,000	56,700

Energy — 0.0%
Gran Tierra Energy, Inc. (a)	2,090	9,969
Ultrapar Participacoes SA, ADR	1,500	4,920

		14,889

Food, Beverage & Tobacco — 0.0%
Ambev SA, ADR	33,200	80,012

Materials — 0.0%
Aris Mining Corp. (a)	2,100	14,112
Gerdau SA, ADR	3,480	10,161
Nexa Resources SA (a)	500	2,480

		26,753

Media & Entertainment — 0.0%
VTEX, Class A (a)	700	4,620

Transportation — 0.0%
Latam Airlines Group SA, ADR	600	24,384

Total South America		4,217,737

TOTAL COMMON STOCK (COST $1,019,816,346)		1,152,151,087

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCK — 0.0%
North America — 0.0%
Health Care Equipment & Services — 0.0%
ATI Physical Therapy, Inc. (a),(b),(c)	3,039	$2,013,337

Total North America		2,013,337

TOTAL PREFERRED STOCK (COST $3,008,610)		2,013,337

	Principal Amount
ASSET-BACKED SECURITIES — 6.4%
Europe — 0.6%
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 3 mo. TSFR + 4.68%, 8.94%, 10/15/36 (b),(d),(e)	$1,000,000	1,003,255
Ares LXVI CLO Ltd., Series 2022-66A, Class ER, 3 mo. TSFR + 7.00%, 11.28%, 07/25/36 (b),(d),(e)	2,000,000	1,996,302
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 7.96%, 07/15/37 (b),(d),(e)	1,000,000	1,004,061
Series 2023-2A, Class E, 3 mo. TSFR + 8.48%, 12.75%, 07/18/36 (b),(d),(e)	1,000,000	996,927
Birch Grove CLO 7 Ltd., Series 2023-7A, Class E, 3 mo. TSFR + 8.64%, 12.91%, 10/20/36 (b),(d),(e)	3,100,000	3,113,535
Canyon Capital CLO Ltd., Series 2022-2A, Class D2R, 3 mo. TSFR + 4.00%, 8.26%, 04/15/38 (b),(d),(e)	2,000,000	2,003,130
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 11.02%, 04/20/37 (b),(d),(e)	1,000,000	1,003,227
Dryden 107 CLO Ltd., Series 2023-107A, Class E, 3 mo. TSFR + 7.73%, 12.06%, 08/15/35 (b),(d),(e)	500,000	499,431
Katayma CLO I Ltd., Series 2023-1A, Class D, 3 mo. TSFR + 5.25%, 9.52%, 10/20/36 (b),(d),(e)	3,580,000	3,608,028
KKR CLO 43 Ltd., Series 2022-43A, Class ER, 3 mo. TSFR + 7.97%, 12.23%, 01/15/36 (b),(d),(e)	2,000,000	1,999,124
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 7.62%, 07/21/37 (b),(d),(e)	2,000,000	1,989,944
OCP CLO Ltd., Series 2023-28A, Class E, 3 mo. TSFR + 8.40%, 12.66%, 07/16/36 (b),(d),(e)	1,000,000	996,250
Pikes Peak CLO 17 Ltd., Series 2024-17A, Class E, 3 mo. TSFR + 5.75%, 10.01%, 01/15/38 (b),(d),(e)	1,500,000	1,503,567
Pikes Peak CLO Ltd., Series 2023-14A, Class ER, 3 mo. TSFR + 6.00%, 10.32%, 07/20/38 (b),(d),(e)	1,000,000	996,221
Vibrant CLO XVI Ltd., Series 2023-16A, Class DR, 3 mo. TSFR + 7.06%, 11.39%, 07/15/36 (b),(d),(e)	1,000,000	999,417

Total Europe		23,712,419

North America — 5.8%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 4.75%, 12/25/36 (b),(e)	2,270,500	705,939
Anchorage Capital CLO 26 Ltd.,
Series 2023-26A, Class D2R, 3 mo. TSFR + 4.75%, 9.04%, 03/19/38 (b),(d),(e)	500,000	499,033
Series 2023-26A, Class ER, 3 mo. TSFR + 6.25%, 10.54%, 03/19/38 (b),(d),(e)	500,000	498,001
Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class E, 3 mo. TSFR + 6.84%, 11.11%, 07/20/37 (b),(d),(e)	1,250,000	1,250,587
Apidos CLO LIII Ltd., Series 2025-53A, Class E, 3 mo. TSFR + 6.43%, 10.76%, 07/20/38 (b),(d),(e)	1,125,000	1,133,083
Apidos CLO XXV Ltd., Series 2016-25A, Class E1R3, 3 mo. TSFR + 5.35%, 9.62%, 01/20/37 (b),(d),(e)	1,000,000	998,827
Ares LI CLO Ltd., Series 2019-51A, Class ER2, 3 mo. TSFR + 6.25%, 10.51%, 10/15/37 (b),(d),(e)	3,000,000	2,992,092
Ares LIV CLO Ltd.,
Series 2019-54A, Class ER2, 3 mo. TSFR + 6.00%, 0.00%, 07/15/38 (b),(d),(e),(f)	1,000,000	1,000,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-54A, Class E, 3 mo. TSFR + 7.60%, 11.86%, 10/15/32 (b),(d),(e)	$250,000	$249,063
Ares Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 3 mo. TSFR + 8.24%, 12.51%, 10/20/36 (b),(d),(e)	1,150,000	1,151,159
Ares Loan Funding VIII Ltd., Series 2024-ALF8, Class E, 3 mo. TSFR + 5.25%, 9.54%, 01/24/38 (b),(d),(e)	1,000,000	1,002,372
Ares LVI CLO Ltd., Series 2020-56A, Class ER2, 3 mo. TSFR + 5.35%, 9.63%, 01/25/38 (b),(d),(e)	2,000,000	2,004,982
Ares LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 8.17%, 04/20/37 (b),(d),(e)	1,000,000	1,007,143
Atlantic Avenue Ltd., Series 2024-2A, Class D, 3 mo. TSFR + 4.75%, 9.02%, 04/20/37 (b),(d),(e)	2,500,000	2,516,215
Bain Capital Credit CLO Ltd.,
Series 2020-4A, Class D1AR, 3 mo. TSFR + 4.75%, 9.02%, 10/20/36 (b),(d),(e)	1,000,000	1,002,407
Series 2020-4A, Class ER, 3 mo. TSFR + 7.98%, 12.25%, 10/20/36 (b),(d),(e)	1,000,000	1,002,543
Balboa Bay Loan Funding Ltd.,
Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 10.52%, 07/20/37 (b),(d),(e)	1,000,000	1,007,452
Series 2021-1A, Class E, 3 mo. TSFR + 6.42%, 10.69%, 07/20/34 (b),(d),(e)	1,000,000	980,521
Series 2023-2A, Class E, 3 mo. TSFR + 7.25%, 11.52%, 10/20/36 (b),(d),(e)	1,100,000	1,099,861
Ballyrock CLO Ltd., Series 2022-19A, Class C, 3 mo. TSFR + 3.50%, 7.77%, 04/20/35 (b),(d),(e)	1,350,000	1,351,035
Barings CLO Ltd.,
Series 2023-3A, Class D, 3 mo. TSFR + 4.50%, 8.76%, 10/15/36 (b),(d),(e)	1,500,000	1,501,479
Series 2019-3A, Class ERR, 3 mo. TSFR + 5.85%, 10.12%, 01/20/36 (b),(d),(e)	1,000,000	988,301
Series 2021-2A, Class E, 3 mo. TSFR + 6.51%, 10.77%, 07/15/34 (b),(d),(e)	1,000,000	993,468
Series 2023-3A, Class E, 3 mo. TSFR + 7.33%, 11.59%, 10/15/36 (b),(d),(e)	1,000,000	997,769
BBAM U.S. CLO II Ltd.,
Series 2023-2A, Class C2, 3 mo. TSFR + 7.00%, 11.26%, 10/15/38 (b),(d),(e)	2,000,000	2,016,500
Series 2023-2A, Class D, 3 mo. TSFR + 8.15%, 12.41%, 10/15/38 (b),(d),(e)	4,300,000	4,311,429
BBAM U.S. CLO III Ltd., Series 2023-3A, Class C2, 3 mo. TSFR + 7.35%, 11.61%, 10/15/38 (b),(d),(e)	4,600,000	4,627,531
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.62%, 03/25/37 (b),(e)	646,004	226,568
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. TSFR + 3.76%, 8.03%, 04/20/34 (b),(d),(e)	2,000,000	1,997,476
Series 2016-10A, Class DRR, 3 mo. TSFR + 7.01%, 11.28%, 04/20/34 (b),(d),(e)	1,000,000	996,134
Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 3 mo. TSFR + 5.25%, 0.00%, 07/25/38 (b),(d),(e),(f)	1,000,000	1,000,000
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. TSFR + 7.01%, 11.27%, 07/15/34 (b),(d),(e)	1,000,000	996,179
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. TSFR + 6.96%, 11.22%, 10/15/34 (b),(d),(e)	1,000,000	996,156
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 3 mo. TSFR + 6.93%, 11.20%, 04/20/35 (b),(d),(e)	1,000,000	999,955
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. TSFR + 3.91%, 8.19%, 04/25/34 (b),(d),(e)	1,800,000	1,807,090
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class ER, 3 mo. TSFR + 6.00%, 10.27%, 07/20/37 (b),(d),(e)	1,000,000	1,002,167
BHG Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (b),(d)	312,000	301,991
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 11.40%, 07/25/34 (b),(d),(e)	1,000,000	975,421
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. TSFR + 6.66%, 10.92%, 04/15/34 (b),(d),(e)	250,000	249,043
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 7.63%, 07/20/34 (b),(d),(e)	1,400,000	1,399,622
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 11.03%, 07/20/34 (b),(d),(e)	2,000,000	1,992,264
Bryant Park Funding Ltd.,
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 8.18%, 05/15/37 (b),(d),(e)	1,250,000	1,256,721

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 9.38%, 05/15/37 (b),(d),(e)	$2,000,000	$1,998,406
Series 2023-20A, Class ER, 3 mo. TSFR + 6.75%, 11.08%, 04/15/38 (b),(d),(e)	1,000,000	1,023,249
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 11.39%, 04/15/37 (b),(d),(e)	1,250,000	1,248,717
Canyon CLO Ltd., Series 2021-3A, Class D, 3 mo. TSFR + 3.31%, 7.57%, 07/15/34 (b),(d),(e)	1,000,000	999,260
Carlyle U.S. CLO Ltd.,
Series 2019-1A, Class CR, 3 mo. TSFR + 3.61%, 7.88%, 04/20/31 (b),(d),(e)	1,500,000	1,504,261
Series 2024-8A, Class E, 3 mo. TSFR + 5.50%, 9.82%, 01/25/37 (b),(d),(e)	1,350,000	1,352,971
Series 2025-1A, Class E, 3 mo. TSFR + 5.70%, 10.01%, 04/25/38 (b),(d),(e)	1,000,000	998,744
Series 2021-10A, Class ER, 3 mo. TSFR + 6.75%, 11.02%, 01/20/38 (b),(d),(e)	1,000,000	1,011,250
Series 2021-9A, Class E, 3 mo. TSFR + 6.89%, 11.16%, 10/20/34 (b),(d),(e)	1,000,000	995,722
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 12.18%, 01/27/36 (b),(d),(e)	1,500,000	1,512,043
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.86%, 11.13%, 07/20/34 (b),(d),(e)	1,000,000	993,221
CBAMR Ltd., Series 2019-9A, Class ER, 3 mo. TSFR + 7.05%, 11.31%, 07/15/37 (b),(d),(e)	1,000,000	998,986
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. TSFR + 3.57%, 7.84%, 04/20/34 (b),(d),(e)	1,000,000	1,003,512
Series 2016-6A, Class ERR, 3 mo. TSFR + 6.98%, 11.25%, 04/20/34 (b),(d),(e)	1,250,000	1,245,205
Cedar Funding XVII CLO Ltd., Series 2023-17A, Class E, 3 mo. TSFR + 8.16%, 12.43%, 07/20/36 (b),(d),(e)	1,000,000	997,478
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (b),(g)	343,182	304,571
CFG Investments Ltd.,
Series 2025-1, Class B, 9.16%, 03/25/36 (b),(d)	251,000	252,903
Series 2025-1, Class C, 12.72%, 03/25/36 (b),(d)	400,000	399,942
CIFC Funding Ltd.,
Series 2021-6A, Class D, 3 mo. TSFR + 3.36%, 7.62%, 10/15/34 (b),(d),(e)	1,000,000	999,802
Series 2021-5A, Class ER, 3 mo. TSFR + 5.10%, 9.36%, 01/15/38 (b),(d),(e)	1,000,000	974,190
Series 2021-2A, Class E, 3 mo. TSFR + 6.46%, 10.72%, 04/15/34 (b),(d),(e)	1,000,000	996,187
Series 2019-2A, Class ER, 3 mo. TSFR + 6.85%, 11.13%, 04/17/34 (b),(d),(e)	1,000,000	996,143
Consumer Portfolio Services Auto Trust,
Series 2025-A, Class E, 7.65%, 08/16/32 (b),(d)	1,671,000	1,715,990
Series 2025-B, Class E, 7.95%, 03/15/33 (b),(d)	1,080,000	1,118,821
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 2.16%, 10/15/52 (b),(d),(e),(h)	1,533,940	6,660
Series 2020-4, Class XB, 2.91%, 12/15/52 (b),(d),(e),(h)	1,000,000	52,023
Series 2021-1, Class XA, 2.99%, 04/15/53 (b),(d),(e),(h)	484,480	9,229
Series 2021-2, Class XA, 3.03%, 07/15/54 (b),(d),(e),(h)	532,908	15,212
Series 2020-4, Class XA, 3.96%, 12/15/52 (b),(d),(e),(h)	344,004	2,974
Series 2020-1, Class E, 4.74%, 03/15/50 (b),(d),(e)	125,000	115,989
CPS Auto Receivables Trust, Series 2024-D, Class E, 7.13%, 06/15/32 (b),(d)	1,000,000	1,012,961
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 01/20/31 (b),(d)	213,333	217,963
CTM CLO Ltd., Series 2025-1A, Class E, 3 mo. TSFR + 6.75%, 0.00%, 07/15/38 (b),(d),(e),(f)	2,000,000	2,000,000
CWABS Asset-Backed Certificates Trust, Series 2005-10, Class MF2, 4.14%, 02/25/36 (b),(e)	268,236	271,378
Dividend Solar Loans LLC, Series 2018-1, Class B, 4.29%, 07/20/38 (b),(d)	1,604,810	1,489,540
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. TSFR + 6.41%, 10.73%, 08/20/34 (b),(d),(e)	1,000,000	972,223
Eaton Vance CLO Ltd., Series 2013-1A, Class C3R, 3 mo. TSFR + 3.66%, 7.92%, 01/15/34 (b),(d),(e)	2,500,000	2,498,057
Elmwood CLO 21 Ltd., Series 2022-8A, Class DR, 3 mo. TSFR + 4.00%, 8.27%, 10/20/36 (b),(d),(e)	1,000,000	1,001,514
Elmwood CLO 26 Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.45%, 10.72%, 04/18/37 (b),(d),(e)	1,605,200	1,606,470
Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 3 mo. TSFR + 6.50%, 10.78%, 03/31/38 (b),(d),(e)	2,000,000	2,076,000
Exeter Automobile Receivables Trust,
Series 2024-5A, Class E, 7.22%, 05/17/32 (b),(d)	1,414,000	1,423,781

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-1A, Class E, 7.48%, 09/15/32 (b),(d)	$1,558,000	$1,599,924
Series 2024-4A, Class E, 7.65%, 02/17/32 (b),(d)	1,480,000	1,522,516
Series 2024-1A, Class E, 7.89%, 08/15/31 (b),(d)	1,426,000	1,494,131
FIGRE Trust,
Series 2024-HE4, Class F, 8.48%, 09/25/54 (b),(d),(e)	251,000	254,487
Series 2025-HE1, Class F, 8.53%, 01/25/55 (b),(d),(e)	364,000	371,760
Series 2024-HE5, Class F, 8.63%, 10/25/54 (b),(d),(e)	251,000	254,580
Series 2025-HE2, Class F, 8.73%, 04/25/49 (b),(d),(e)	506,000	505,198
Flatiron CLO 21 Ltd., Series 2021-1A, Class ER, 3 mo. TSFR + 5.90%, 10.17%, 10/19/37 (b),(d),(e)	2,500,000	2,505,715
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 11.14%, 10/20/34 (b),(d),(e)	1,500,000	1,473,423
Galaxy 30 CLO Ltd., Series 2022-30A, Class ER, 3 mo. TSFR + 5.90%, 10.16%, 01/15/38 (b),(d),(e)	1,000,000	1,002,403
Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, 3 mo. TSFR + 5.50%, 9.81%, 07/15/38 (b),(d),(e)	1,000,000	995,902
Galaxy 32 CLO Ltd., Series 2023-32A, Class D, 3 mo. TSFR + 4.30%, 8.57%, 10/20/36 (b),(d),(e)	1,000,000	1,001,994
GLS Auto Receivables Issuer Trust,
Series 2025-1A, Class E, 7.19%, 03/15/32 (b),(d)	1,045,000	1,067,495
Series 2024-3A, Class E, 7.25%, 06/16/31 (b),(d)	813,000	820,763
Series 2024-4A, Class E, 7.51%, 08/15/31 (b),(d)	1,666,000	1,720,818
Series 2025-2A, Class E, 7.73%, 06/15/32 (b),(d)	1,410,000	1,459,264
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (b),(d)	361,000	281,770
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/59 (b),(d)	829,000	855,572
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 7.87%, 04/15/34 (b),(d),(e)	1,000,000	998,274
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.32%, 06/25/34 (b),(g)	293,801	242,241
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 4.99%, 05/25/36 (b),(e)	1,527,000	304,243
Series 2006-6, Class AF3, 5.73%, 03/25/36 (b),(e)	775,492	218,822
GSAA Trust, Series 2005-7, Class M1, 5.36%, 05/25/35 (b),(g)	323,685	253,989
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 11.24%, 04/20/34 (b),(d),(e)	1,500,000	1,494,229
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 11.48%, 01/30/35 (b),(d),(e)	1,000,000	994,963
HalseyPoint CLO II Ltd., Series 2020-2A, Class ER, 3 mo. TSFR + 7.50%, 11.77%, 07/20/37 (b),(d),(e)	1,500,000	1,502,704
HPS Loan Management Ltd., Series 2021-16A, Class E, 3 mo. TSFR + 6.76%, 11.04%, 01/23/35 (b),(d),(e)	1,000,000	991,854
KKR CLO 49 Ltd., Series 49A, Class ER, 3 mo. TSFR + 6.82%, 11.09%, 10/20/37 (b),(d),(e)	2,000,000	1,976,948
KKR CLO 60 Ltd., Series 2024-60A, Class E, 3 mo. TSFR + 6.10%, 10.36%, 01/15/38 (b),(d),(e)	1,000,000	1,001,916
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 7.93%, 10/25/37 (b),(e)	707,971	511,074
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 4.67%, 10/25/37 (b),(e)	1,465,614	212,193
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 4.79%, 10/25/37 (b),(e)	2,134,918	311,786
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class ER2, 3 mo. TSFR + 6.00%, 10.27%, 01/15/36 (b),(d),(e)	1,000,000	998,781
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 9.36%, 01/21/37 (b),(d),(e)	1,000,000	1,008,299
MidOcean Credit CLO XIX,
Series 2025-19A, Class D2, 3 mo. TSFR + 3.90%, 8.22%, 07/20/36 (b),(d),(e)	2,000,000	2,000,000
Series 2025-19A, Class E, 3 mo. TSFR + 6.25%, 10.57%, 07/20/36 (b),(d),(e)	1,000,000	1,000,000
MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class E, 3 mo. TSFR + 5.40%, 0.00%, 10/18/35 (b),(d),(e),(f)	1,000,000	1,000,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (b),(g)	$829,212	$213,402
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER2, 3 mo. TSFR + 5.15%, 9.42%, 01/20/39 (b),(d),(e)	1,000,000	999,353
New Mountain CLO 2 Ltd., Series CLO-2A, Class ER, 3 mo. TSFR + 5.70%, 9.96%, 01/15/38 (b),(d),(e)	1,500,000	1,503,630
New Mountain CLO 4 Ltd., Series CLO-4A, Class ER, 3 mo. TSFR + 6.91%, 11.19%, 03/20/38 (b),(d),(e)	2,000,000	2,045,980
Oaktree CLO Ltd.,
Series 2025-32A, Class E, 3 mo. TSFR + 5.35%, 0.00%, 07/15/38 (b),(d),(e),(f)	1,000,000	1,000,000
Series 2022-2A, Class ER2, 3 mo. TSFR + 6.40%, 10.66%, 10/15/37 (b),(d),(e)	1,000,000	1,002,216
OCP CLO Ltd., Series 2017-13A, Class ER2, 3 mo. TSFR + 5.90%, 10.17%, 11/26/37 (b),(d),(e)	1,500,000	1,498,848
Octane Receivables Trust, Series 2024-3A, Class E, 7.66%, 11/22/32 (b),(d)	475,000	478,427
OHA Credit Funding 10 Ltd., Series 2021-10A, Class E, 3 mo. TSFR + 6.51%, 10.78%, 01/18/36 (b),(d),(e)	1,000,000	999,095
Oportun Funding Trust, Series 2025-1, Class D, 8.27%, 08/16/32 (b),(d)	661,000	663,464
Pagaya AI Debt Trust, Series 2022-2, Class C, 7.50%, 01/15/30 (b),(d)	4,087,651	4,108,674
Palmer Square CLO Ltd.,
Series 2025-2A, Class D1, 3 mo. TSFR + 3.10%, 7.42%, 07/20/38 (b),(d),(e)	1,000,000	1,001,396
Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 8.16%, 04/16/37 (b),(d),(e)	1,000,000	1,001,826
Series 2025-2A, Class E, 3 mo. TSFR + 5.75%, 10.07%, 07/20/38 (b),(d),(e)	2,250,000	2,240,577
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 3 mo. TSFR + 3.00%, 7.26%, 04/15/31 (b),(d),(e)	1,500,000	1,504,572
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 11.56%, 04/20/35 (b),(d),(e)	1,000,000	998,031
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 5.41%, 05/25/35 (b),(e)	488,000	317,085
Pikes Peak CLO 10, Series 2022-10A, Class ER, 3 mo. TSFR + 5.90%, 10.17%, 01/22/38 (b),(d),(e)	1,000,000	999,253
Pikes Peak CLO 8, Series 2021-8A, Class ER, 3 mo. TSFR + 5.75%, 10.02%, 01/20/38 (b),(d),(e)	1,000,000	1,002,430
Polus U.S. CLO II Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 7.34%, 11.61%, 10/20/37 (b),(d),(e)	1,000,000	1,010,126
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 11.15%, 04/17/34 (b),(d),(e)	500,000	435,091
RAD CLO 28 Ltd., Series 2024-28A, Class E, 3 mo. TSFR + 5.25%, 9.51%, 04/20/38 (b),(d),(e)	1,000,000	972,686
RAD CLO 9 Ltd., Series 2020-9A, Class ER, 3 mo. TSFR + 5.75%, 10.01%, 01/15/38 (b),(d),(e)	1,000,000	980,676
RASC Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 5.23%, 02/25/36 (b),(e)	337,000	269,162
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 10.79%, 07/25/31 (b),(d),(e)	2,250,000	2,164,997
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. TSFR + 3.46%, 7.67%, 07/10/34 (b),(d),(e)	1,000,000	1,003,755
Series 2021-4A, Class D, 3 mo. TSFR + 7.21%, 11.42%, 07/10/34 (b),(d),(e)	500,000	483,703
RR 19 Ltd., Series 2021-19A, Class DR, 3 mo. TSFR + 4.70%, 9.06%, 04/15/40 (b),(d),(e)	1,000,000	989,593
RR 32 Ltd., Series 2024-32RA, Class DR, 3 mo. TSFR + 6.10%, 10.36%, 10/15/39 (b),(d),(e)	1,000,000	1,011,598
RR 34 Ltd., Series 2024-34RA, Class DR, 3 mo. TSFR + 5.50%, 9.76%, 10/15/39 (b),(d),(e)	2,000,000	1,998,556
RR15 Ltd., Series 2021-15A, Class C, 3 mo. TSFR + 3.16%, 7.42%, 04/15/36 (b),(d),(e)	1,000,000	998,763
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (b),(d),(e)	820,949	852,733
Saxon Asset Securities Trust,
Series 2004-2, Class MF3, 2.12%, 08/25/35 (b),(g)	333,674	268,009
Series 2004-2, Class MF4, 2.12%, 08/25/35 (b),(g)	363,971	269,490
Sculptor CLO XXIX Ltd., Series 29A, Class D1, 3 mo. TSFR + 3.46%, 7.73%, 10/22/34 (b),(d),(e)	2,000,000	2,002,516
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 8.48%, 04/25/37 (b),(d),(e)	1,000,000	1,006,701
Silver Point CLO 5 Ltd., Series 2024-5A, Class D2, 3 mo. TSFR + 4.35%, 8.62%, 10/20/37 (b),(d),(e)	1,095,000	1,094,901
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 10.99%, 07/15/34 (b),(d),(e)	2,400,000	2,127,019

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 8.01%, 05/17/39 (b),(d),(e)	$1,000,000	$994,355
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 02/20/51 (b),(d)	689,415	596,335
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (b),(d)	1,126,133	1,016,703
Symphony CLO 40 Ltd., Series 2023-40A, Class D2R, 3 mo. TSFR + 4.00%, 8.24%, 01/05/38 (b),(d),(e)	1,300,000	1,303,107
Symphony CLO 43 Ltd., Series 2024-43X, Class E, 3 mo. TSFR + 6.75%, 11.01%, 04/15/37 (b),(e),(i)	1,000,000	1,002,505
Symphony CLO 46 Ltd., Series 2024-46A, Class E, 3 mo. TSFR + 5.65%, 9.92%, 01/20/38 (b),(d),(e)	2,000,000	2,004,860
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (b),(d)	252,000	246,330
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (b),(d),(e)	3,644,000	3,732,761
Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 04/15/31 (b),(d)	498,000	510,071
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. TSFR + 7.08%, 11.36%, 01/25/34 (b),(d),(e)	1,000,000	940,679
Trinitas CLO XXIV Ltd., Series 2024-24A, Class E, 3 mo. TSFR + 7.34%, 11.62%, 04/05/37 (b),(d),(e)	1,000,000	996,396
Trinitas CLO XXVI Ltd., Series 2023-26A, Class DR, 3 mo. TSFR + 3.70%, 7.99%, 07/20/38 (b),(d),(e)	1,000,000	1,001,494
Trinitas CLO XXVII Ltd.,
Series 2024-27A, Class D1, 3 mo. TSFR + 4.30%, 8.57%, 04/18/37 (b),(d),(e)	3,940,000	3,972,785
Series 2024-27X, Class D1, 3 mo. TSFR + 4.30%, 8.57%, 04/18/37 (b),(e),(i)	1,000,000	1,008,321
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class D, 3 mo. TSFR + 4.00%, 8.28%, 04/25/37 (b),(d),(e)	4,750,000	4,779,222
Trinitas CLO XXX Ltd.,
Series 2024-30A, Class D1A, 3 mo. TSFR + 3.50%, 7.78%, 10/23/37 (b),(d),(e)	3,000,000	3,003,369
Series 2024-30A, Class E, 3 mo. TSFR + 6.90%, 11.18%, 10/23/37 (b),(d),(e)	1,750,000	1,769,208
United Auto Credit Securitization Trust, Series 2025-1, Class E, 7.71%, 10/10/31 (b),(d)	1,402,000	1,409,745
Upstart Securitization Trust,
Series 2021-5, Class C, 4.15%, 11/20/31 (b),(d)	705,615	691,610
Series 2025-2, Class D, 8.00%, 06/20/35 (b),(d)	918,000	924,040
Series 2025-1, Class C, 9.27%, 04/20/35 (b),(d)	1,415,000	1,487,455
Vibrant CLO XII Ltd., Series 2021-12A, Class DR, 3 mo. TSFR + 6.94%, 11.21%, 04/20/34 (b),(d),(e)	1,000,000	993,419
Vibrant CLO XIV Ltd., Series 2021-14A, Class D, 3 mo. TSFR + 7.12%, 11.39%, 10/20/34 (b),(d),(e)	1,000,000	992,513
Voya CLO Ltd., Series 2018-3A, Class E, 3 mo. TSFR + 6.01%, 10.27%, 10/15/31 (b),(d),(e)	1,500,000	1,423,609
Wellfleet CLO Ltd., Series 2022-2A, Class ER, 3 mo. TSFR + 7.75%, 12.02%, 10/18/37 (b),(d),(e)	2,000,000	1,997,938
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + ..79%, 5.11%, 05/25/36 (b),(e)	3,132,649	3,146,398

Total North America		217,172,720

TOTAL ASSET-BACKED SECURITIES (COST $242,409,637)		240,885,139

CONVERTIBLE BONDS — 0.1%
Asia — 0.0%
Internet — 0.0%
Alibaba Group Holding Ltd., 0.50%, 06/01/31 (b)	133,000	169,419

Total Asia		169,419

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
North America — 0.1%
Healthcare-Services — 0.0%
ATI Physical Therapy, Inc., 8.00%, 08/24/28 (b),(c)	$344,162		$344,162

			344,162

Software — 0.1%
MicroStrategy, Inc.,
0.00%, 12/01/29 - 03/01/30 (b),(d),(f),(g)	1,400,000		1,480,406
0.63%, 09/15/28 (b),(d)	200,000		466,300

			1,946,706

Total North America			2,290,868

TOTAL CONVERTIBLE BONDS (COST $2,318,868)			2,460,287

BANK DEBT — 3.9%
Europe — 0.2%
Entertainment — 0.1%
McLaren Racing Ltd., GBP Term Loan, 3 mo. GBP LIBOR + 5.50%, 0.00%, 12/31/35 (b),(c),(f)	2,484,942	GBP	3,628,882

Software — 0.1%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 6.79%, 06/29/29 (b),(e)	1,854,029	EUR	1,884,577
GBP Term Loan B2, 12 mo. SONIA + 5.63%, 9.84%, 07/30/29 (b),(e)	2,600,970	GBP	3,116,303

			5,000,880

Total Europe			8,629,762

North America — 3.6%
Chemicals — 0.0%
TPC Group, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 5.75%, 9.95%, 12/16/31 (b),(e)	$880,548		845,326

Commercial Services — 0.0%
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.05%, 05/02/30 (b),(c),(e)	696,667		660,092

Construction Materials — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 11/23/27 (b),(e)	1,390,158		1,383,791
LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.18%, 02/16/29 (b),(e)	1,160,894		1,059,803
Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.55%, 04/29/29 (b),(e)	1,518,668		1,394,958

			3,838,552

Cosmetics/Personal Care — 0.2%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 10.95%, 05/02/28 (b),(e)	8,487,354		8,285,779

Distribution/Wholesale — 0.0%
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.30%, 11/30/30 (b),(e)	565,841		567,398

Diversified Financial Services — 0.4%
Atlas CC Acquisition Corp.,
Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.84%, 05/25/28 (b),(e)	1,209,011		626,099
Term Loan C, 3 mo. USD Term SOFR + 4.25%, 8.84%, 05/25/28 (b),(e)	238,897		123,529
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.31%, 12/29/27 (b),(c),(e)	4,420,169		3,845,547
Curo Group Holdings Corp.,
2024 PIK 1st Out Term Loan, 3 mo. USD Term SOFR + 14.27%, 0.00%, 07/19/28 (b),(c),(e),(f)	1,451,994		1,451,994
2024 PIK 2nd Out Term Loan, 13.00%, 07/19/28 (b)	6,130,099		5,455,788

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Form Technologies LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 5.75%, 10.02%, 07/19/30 (b),(c),(e)	1,858,563	$1,754,019

		13,256,976

Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.78%, 08/01/30 (b),(e)	639,132	532,397

Food — 0.2%
H-Food Holdings LLC, 2025 Exit Term Loan, 1 mo. USD Term SOFR + 6.50%, 10.83%, 03/29/30 (b),(e)	3,065,347	3,093,456
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.08%, 05/01/31 (b),(e)	2,489,431	2,501,879

		5,595,335

Food Service — 0.1%
TKC Holdings, Inc.,
2022 PIK Toggle Holdco Term Loan, 6 mo. USD Term SOFR + 12.00%, 12.00%, 02/15/27 (b),(c)	3,860,610	3,600,018
2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.32%, 05/15/28 (b),(e)	1,189,531	1,188,544

		4,788,562

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.55%, 12/14/29 (b),(e)	2,795,610	2,596,423
Bausch & Lomb Corp., 2025 Term Loan B, 4.25%, 01/15/31 (b),(c),(e),(j)	214,656	214,791

		2,811,214

Healthcare-Services — 0.7%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 11.48%, 12/10/29 (b),(e)	3,266,610	3,188,211
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.40%, 10/01/27 (b),(e)	98,279	94,519
Symplr Software, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.88%, 12/22/27 (b),(e)	5,165,074	4,698,771
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.53%, 03/02/27 (b),(e)	11,088,446	11,017,369
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.44%, 06/20/28 (b),(e)	1,367,146	1,290,244
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 12.63%, 01/12/29 (b),(e)	2,998,891	2,466,588
Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.88%, 01/15/28 (b),(e)	2,953,512	2,702,464

		25,458,166

Home Furnishings — 0.1%
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.68%, 10/30/27 (b),(e)	263,100	261,850
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.69%, 10/30/27 (b),(e)	3,084,274	3,059,045

		3,320,895

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.30%, 07/08/31 (b),(e)	3,929,827	3,506,389

Housewares — 0.2%
Springs Windows Fashions LLC, 2024 First Lien Second Out TL A2, 1 mo. USD Term SOFR + 4.00%, 8.44%, 10/06/28 (b),(e)	8,742,239	6,662,286

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Insurance — 0.2%
Asurion LLC,
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.69%, 01/31/28 (b),(e)	1,429,835	$1,363,705
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.69%, 01/20/29 (b),(e)	2,774,471	2,568,549
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.68%, 08/19/28 (b),(e)	770,080	761,140
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.25%, 8.58%, 09/19/30 (b),(e)	1,494,218	1,455,458

		6,148,852

Internet — 0.0%
MH Sub I LLC,
2021 2nd Lien Term Loan, 6.25%, 02/23/29 (b),(e),(j)	492,215	430,073
2023 Term Loan, 4.25%, 05/03/28 (b),(e),(j)	670,049	627,963

		1,058,036

Investment Company Security — 0.3%
ATI Holdings Acquisition, Inc., 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (b),(c)	876,731	876,730
Bulldog Purchaser, Inc.,
2025 Fungible Add On Term Loan B, 0.00%, 06/27/31 (b),(c),(e),(f)	12,000	11,970
2025 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.03%, 06/27/31 (b),(e)	992,512	993,753
Infinity Bidco U.S. LLC, 2025 PIK Tranche 1 Term Loan, 3 mo. USD Term SOFR + 5.50%, 9.80%, 04/30/26 (b),(c),(e)	5,380,413	5,380,413
New Millennium HoldCo, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.83%, 05/14/26 (b),(c),(e)	915,860	915,860
Solaris U.S. Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 5.25%, 9.58%, 11/29/30 (b),(c),(e)	2,952,292	2,893,246

		11,071,972

IT Services — 0.0%
Optiv Security, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.53%, 07/31/26 (b),(e)	1,370,946	1,098,223
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.18%, 02/01/28 (b),(e)	36,733	32,337

		1,130,560

Machinery-Diversified — 0.3%
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 3 mo. USD Term SOFR + 6.50%, 11.06%, 05/21/29 (b),(c),(e)	1,122,432	1,125,238
2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 10.56%, 05/21/29 (b),(c),(e)	9,045,028	9,056,334

		10,181,572

Media — 0.1%
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.83%, 06/30/28 (b),(e)	5,336,553	5,367,238

Mining — 0.0%
American Rock Salt Co. LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.59%, 06/09/28 (b),(e)	49,134	39,869

Pharmaceuticals — 0.0%
Pathway Vet Alliance LLC, 2025 Tranche A Term Loan A, 3 mo. USD Term SOFR + 5.00%, 9.28%, 06/30/28 (b),(e)	777,626	779,959

Real Estate Investment Trusts — 0.0%
Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 3.25%, 06/13/30 (b),(c),(e),(j)	1,000,000	1,001,250
KREF Holdings X LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.56%, 03/05/32 (b),(c),(e)	244,388	245,609

		1,246,859

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Retail — 0.1%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.81%, 04/17/28 (b),(e)	2,159,778		$1,805,661

Software — 0.4%
Castle U.S. Holding Corp.,
2025 EUR FLSO Term Loan B1, 3 mo. EURIBOR + 4.25%, 6.29%, 05/31/30 (b),(e)	1,908,570	EUR	1,112,859
2025 New Money FLFO Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.33%, 04/29/30 (b),(e)	$1,301,544		1,301,544
2025 USD FLSO Term Loan B1, 3 mo. USD Term SOFR + 4.25%, 8.84%, 05/31/30 (b),(e)	6,748,227		3,652,478
2025 USD FLSO Term Loan B2, 4.50%, 05/31/30 (b),(e),(j)	26,540		14,146
Central Parent, Inc., 2024 Term Loan B, 3.25%, 07/06/29 (b),(e),(j)	845,557		704,010
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.52%, 02/10/28 (b),(e)	7,780,425		7,430,306

			14,215,343

Telecommunications — 0.0%
Global Tel*Link Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 7.50%, 11.83%, 08/06/29 (b),(e)	1,447,624		1,425,910

Total North America			134,601,198

Oceania — 0.1%
Diversified Financial Services — 0.1%
HB Acquisitions LLC, 2024 AUD Term Loan A, 3 mo. BBSY + 6.50%, 10.33%, 08/06/29 (b),(c),(e)	3,574,471	AUD	2,317,249

Total Oceania			2,317,249

South America — 0.0%
Airlines — 0.0%
Azul Secured Finance LLP, New Money DIP Term Loan, PRIME + 16.00%, 16.00%, 02/27/26 (b),(e)	$15,602		2,906

Total South America			2,906

TOTAL BANK DEBT (COST $145,313,275)			145,551,115

CORPORATE BONDS & NOTES — 8.8%
Africa — 0.2%
Chemicals — 0.2%
Sasol Financing USA LLC, 6.50%, 09/27/28 (b)	$7,908,000		7,513,493

Engineering & Construction — 0.0%
IHS Holding Ltd., 5.63%, 11/29/26 (b),(i)	1,533,000		1,505,726

Total Africa			9,019,219

Asia — 0.4%
Auto Manufacturers — 0.0%
Uzauto Motors AJ, 4.85%, 05/04/26 (b),(i)	1,899,000		1,866,202

Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd.,
4.00%, 07/30/27 (b),(i)	2,424,000		2,337,867
4.20%, 08/04/27 (b),(i)	5,774,000		5,560,637

			7,898,504

Electric — 0.1%
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(i)	2,278,317		2,317,824

Lodging — 0.1%
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (b),(i)	3,231,000		3,156,687

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(i),(k)	$3,607,000		$36,070

Total Asia			15,275,287

Europe — 1.0%
Agriculture — 0.2%
MHP Lux SA,
6.25%, 09/19/29 (b),(d)	689,000		558,835
GBP Term Loan B2, 6.25%, 09/19/29 (b),(i)	3,232,000		2,621,417
GBP Term Loan B2, 6.95%, 04/03/26 (b),(i)	2,857,000		2,657,010

			5,837,262

Healthcare-Services — 0.0%
Kedrion SpA, 6.50%, 09/01/29 (b),(d)	1,464,000		1,401,102

Oil & Gas — 0.1%
ORLEN SA, 3.63%, 07/02/32 (b),(i)	3,763,000	EUR	4,392,998

Retail — 0.3%
Stonegate Pub Co. Financing 2019 PLC, 10.75%, 07/31/29 (b),(d)	8,565,000	GBP	12,188,173
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29 (b),(i)	200,000	GBP	284,604

			12,472,777

Water — 0.4%
Southern Water Services Finance Ltd.,
1.63%, 03/30/27 (b),(i)	1,721,000	GBP	2,102,917
6.64%, 03/31/26 (b),(i)	2,432,000	GBP	3,255,087
SW Finance I PLC, 7.75%, 10/31/31 (b),(i)	1,990,000	GBP	2,759,055
9.75%, 10/10/27 (b),(d)	305,356	GBP	459,089
Thames Water Utilities Finance PLC,
1.25%, 01/31/32 (b),(i)	1,186,000	EUR	890,635
2.38%, 04/22/40 (b),(i)	495,000	GBP	446,690
2.63%, 01/24/32 (b),(i)	1,188,000	GBP	1,056,391
4.00%, 04/18/27 (b),(i)	545,000	EUR	414,410
5.13%, 09/28/37 (b),(i)	295,000	GBP	269,541
5.50%, 02/11/41 (b),(i)	200,000	GBP	180,890
6.75%, 11/16/28 (b)	1,380,000	GBP	1,266,196
7.13%, 04/30/31 (b),(i)	612,000	GBP	567,805
7.75%, 04/30/44 (b),(i)	200,000	GBP	185,828
8.25%, 04/25/40 (b),(i)	200,000	GBP	193,279
Thames Water Utilities Ltd., 0.00%, 03/22/27 (b),(d),(f)	45,204	GBP	51,754

			14,099,567

Total Europe			38,203,706

Middle East — 1.0%
Commercial Services — 0.1%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (b),(i)	$3,241,000		3,368,163

Electric — 0.4%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (b),(i)	7,008,300		6,936,605
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30 (b),(i)	7,651,000		7,058,602

			13,995,207

Investment Company Security — 0.1%
Gaci First Investment Co., 5.38%, 10/13/22 (b),(i)	7,473,000		6,165,225

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Real Estate — 0.2%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27 (b),(i)	$3,125,000	$3,234,919
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26 (b),(i)	3,023,000	2,916,850
Sobha Sukuk Ltd., 8.00%, 02/19/29 (b),(i)	2,000,000	2,043,631

		8,195,400

Telecommunications — 0.2%
Turk Telekomunikasyon AS, 7.38%, 05/20/29 (b),(i)	7,014,000	7,154,659

Total Middle East		38,878,654

North America — 4.5%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/29 (b),(d)	9,451,000	8,741,207
7.75%, 04/15/28 (b),(d)	665,000	628,425

		9,369,632

Auto Manufacturers — 0.0%
Rivian Holdings LLC, 10.00%, 01/15/31 (b),(d)	716,000	703,486

Chemicals — 0.2%
Braskem Idesa SAPI,
6.99%, 02/20/32 (b),(i)	1,226,000	851,161
7.45%, 11/15/29 (b),(i)	4,037,000	2,973,251
WR Grace Holdings LLC, 5.63%, 08/15/29 (b),(d)	3,578,000	3,238,756

		7,063,168

Commercial Services — 0.1%
Sotheby’s,
5.88%, 06/01/29 (b),(d)	1,505,000	1,355,285
7.38%, 10/15/27 (b),(d)	534,000	527,853
Verde Purchaser LLC, 10.50%, 11/30/30 (b),(d)	1,757,000	1,901,944

		3,785,082

Construction Materials — 0.0%
Oscar AcquisitionCo LLC, 9.50%, 04/15/30 (b),(d)	808,000	657,924

Diversified Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/49 (b),(c),(g),(k)	436,000	101,370

Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b),(d)	1,748,000	1,612,768

Food — 0.0%
C&S Group Enterprises LLC, 5.00%, 12/15/28 (b),(d)	126,000	113,767

Food Service — 0.3%
TKC Holdings, Inc., 10.50%, 05/15/29 (b),(d)	9,832,000	10,102,693

Healthcare-Services — 0.3%
Akumin, Inc.,
8.00%, 08/01/28 (b),(d)	6,650,000	5,953,089
PIK, 9.00%, 08/01/27 (b),(d)	1,639,485	1,545,215
Team Health Holdings, Inc., PIK, 13.50%, 06/30/28 (b),(d)	1,578,928	1,713,137
U.S. Renal Care, Inc., 10.63%, 06/28/28 (b),(d)	1,563,050	1,330,546

		10,541,987

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31 (b),(d)	$1,139,000	$1,034,306
10.75%, 06/30/32 (b),(d)	3,258,000	2,367,095

		3,401,401

Housewares — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29 (b),(d)	2,853,400	1,355,349

Insurance — 0.0%
Nature Coast Re Ltd., 14.07%, 04/10/29 (b),(d),(e)	250,000	250,775

Internet — 0.0%
Telegram Group, Inc., 9.00%, 06/05/30 (b),(i)	716,000	714,854

Lodging — 0.1%
Full House Resorts, Inc., 8.25%, 02/15/28 (b),(d)	1,948,000	1,892,821

Media — 0.2%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (b),(d)	7,487,000	7,623,278

Oil & Gas — 1.5%
Calumet Specialty Products Partners LP, 9.75%, 07/15/28 (d)	4,448,000	4,434,704
Petroleos Mexicanos,
5.35%, 02/12/28 (b)	11,000,000	10,562,658
6.50%, 03/13/27 - 01/23/29 (b)	9,280,000	9,174,975
6.63%, 06/15/35 (b)	2,800,000	2,359,781
6.75%, 09/21/47 (b)	13,241,000	9,590,336
6.95%, 01/28/60 (b)	3,240,000	2,328,228
7.69%, 01/23/50 (b)	23,792,000	18,714,435

		57,165,117

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (b),(d)	2,026,000	2,011,795

Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32 (b),(d)	3,183,000	3,210,915

Pipelines — 0.2%
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (b),(d)	8,352,000	8,778,436

Real Estate Investment Trusts — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (b)	1,779,000	1,730,400
Pebblebrook Hotel LP, 6.38%, 10/15/29 (b),(d)	270,000	271,451

		2,001,851

Retail — 0.3%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (b),(d)	4,829,000	2,800,820
Guitar Center Holdings, Inc., 0.00%, 12/13/30 (b),(c),(f)	5,755,948	1,539,716
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (b),(d)	2,002,000	1,600,603
7.88%, 05/01/29 (b),(d)	7,046,000	4,615,130

		10,556,269

Software — 0.1%
Central Parent LLC, 8.00%, 06/15/29 (b),(d)	1,208,000	998,891
Central Parent, Inc., 7.25%, 06/15/29 (b),(d)	1,120,000	910,179

		1,909,070

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Telecommunications — 0.6%
America Movil SAB de CV, 5.00%, 01/20/33 (b)	$4,006,000		$4,012,169
Digicel Intermediate Holdings Ltd., PIK, 12.00%, 05/25/27 (b),(g)	2,170,439		2,189,430
Digicel Midco Ltd., PIK, 10.50%, 11/25/28 (b),(g)	4,963,708		4,914,068
EchoStar Corp.,
10.75%, 11/30/29 (b)	429,796		442,690
PIK, 6.75%, 11/30/30 (b)	609,055		555,842
Millicom International Cellular SA, 4.50%, 04/27/31 (b),(i)	7,532,000		6,879,470
Total Play Telecomunicaciones SA de CV,
10.50%, 12/31/28 (b),(i)	498,000		472,144
11.13%, 12/31/32 (b),(d),(i)	3,504,650		3,316,801

			22,782,614

Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30 (b),(d)	860,000		636,400

Total North America			168,342,822

South America — 1.7%
Airlines — 0.2%
Azul Secured Finance LLP,
4.38%, 01/28/30 (b),(d),(k)	1,585,293		1,981,616
10.88%, 08/28/30 (b),(k)	802,022		20,051
11.50%, 08/28/29 (b),(k)	2,385,785		47,716
11.93%, 08/28/28 (b),(c),(k)	2,699,274		985,235
13.50%, 10/30/25 (b),(c),(d),(k)	5,072,420	BRL	933,614
Latam Airlines Group SA,
7.63%, 01/07/31 (b),(d)	$214,000		214,802
7.88%, 04/15/30 (b),(i)	4,000,000		4,080,000

			8,263,034

Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (b),(i)	2,883,000		2,480,248

Electric — 0.0%
Generacion Mediterranea SA, 11.00%, 11/01/31 (b),(i)	1,909,000		1,107,220

Forest Products&Paper — 0.1%
LD Celulose International GmbH, 7.95%, 01/26/32 (b),(i)	4,422,000		4,654,155

Iron/Steel — 0.3%
Samarco Mineracao SA,
PIK, 0.00%, 06/30/31 (b),(f),(i)	3,178,175		3,124,322
PIK, 9.50%, 06/30/31 (b),(d)	9,242,889		9,086,272

			12,210,594

Media — 0.2%
VTR Comunicaciones SpA,
4.38%, 04/15/29 (b),(i)	3,800,000		3,369,091
5.13%, 01/15/28 (b),(i)	2,840,000		2,687,971

			6,057,062

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Oil & Gas — 0.7%
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(i)	$11,931,000		$9,224,625
5.63%, 06/19/47 (b),(i)	6,987,000		4,403,164
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26 (b),(i)	2,759,000		2,764,041
Raizen Fuels Finance SA, 6.95%, 03/05/54 (b),(i)	5,520,000		5,121,061
Trident Energy Finance PLC, 12.50%, 11/30/29 (b),(i)	2,520,000		2,517,952

			24,030,843

Telecommunications — 0.1%
Telecom Argentina SA, 9.50%, 07/18/31 (b),(i)	3,006,000		3,133,755

Total South America			61,936,911

Supranational — 0.0%
Multi-National — 0.0%
International Bank for Reconstruction & Development, 15.62%, 04/24/28 (b),(d),(e)	250,000		254,575

Total Supranational			254,575

TOTAL CORPORATE BONDS & NOTES (COST $330,005,863)			331,911,174

SOVEREIGN DEBT — 3.3%
Chile Government International Bonds, 5.65%, 01/13/37 (b)	13,353,000		13,754,925
Ecuador Government International Bonds,
0.00%, 07/31/30 (b),(f),(i)	3,243,630		2,341,252
5.50%, 07/31/35 (b),(g),(i)	2,081,241		1,507,839
6.90%, 07/31/30 (b),(g),(i)	7,824,396		6,787,664
Egypt Government International Bonds,
7.50%, 02/16/61 (b),(i)	8,510,000		6,195,277
7.90%, 02/21/48 (b),(i)	1,281,000		983,865
8.70%, 03/01/49 (b),(i)	303,000		248,433
8.88%, 05/29/50 (b),(i)	539,000		447,581
El Salvador Government International Bonds, 0.25%, 04/17/30 (b),(i)	4,700,000		98,700
Iraq International Bonds, 5.80%, 01/15/28 (b),(i)	10,601,250		10,467,557
Ivory Coast Government International Bonds,
5.75%, 12/31/32 (b),(g),(i)	1,520,507		1,444,501
6.38%, 03/03/28 (b),(i)	4,837,000		4,845,261
Lebanon Government International Bonds,
6.38%, 03/09/24 (b),(i),(k)	41,209,000		7,720,506
8.25%, 04/19/30 (b),(i),(k)	36,333,000		6,823,337
Mexico Udibonos,
4.00%, 11/15/40 (b)	11,307,700	MXN	538,819
4.50%, 11/22/35 (b)	32,307,714	MXN	1,652,911
Montenegro Government International Bonds,
4.88%, 04/01/32 (b),(i)	2,148,000	EUR	2,503,064
7.25%, 03/12/31 (b),(i)	$2,404,000		2,488,140
Provincia de Buenos Aires, 6.63%, 09/01/37 (b),(g),(i)	2,956,405		2,121,220
Republic of South Africa Government International Bonds, 5.88%, 09/16/25 (b)	8,097,000		8,089,160
Republic of Tajikistan International Bonds, 7.13%, 09/14/27 (b),(i)	2,933,333		2,898,133
Republic of Uzbekistan International Bonds,
5.10%, 02/25/29 (b),(i)	5,002,000	EUR	6,028,075
5.38%, 05/29/27—02/20/29 (b),(i)	5,567,000	EUR	6,663,326
6.90%, 02/28/32 (b),(i)	$4,584,000		4,710,465
7.85%, 10/12/28 (b),(i)	3,407,000		3,630,462
Romania Government International Bonds, 5.38%, 03/22/31 (b),(i)	2,686,000	EUR	3,172,320
Sri Lanka Government International Bonds,
3.60%, 02/15/38 (b),(g),(i)	$2,483,825		2,013,300
4.00%, 04/15/28 (b),(i)	4,207,816		3,944,828

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount		Value
Turkiye Government International Bonds, 7.25%, 05/29/32 (b)	$4,006,000		$4,020,817
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(i)	7,430,000		7,246,515

TOTAL SOVEREIGN DEBT (COST $114,015,575)			125,388,253

MORTGAGE-BACKED SECURITIES — 20.7%
Europe — 0.1%
Collateralized Mortgage Obligation (Residential) — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 6.13%, 11/25/33 (b),(e)	200,348		180,995

Commercial Mortgage-Backed Securities — 0.1%
Atom Mortgage Securities DAC, Series 1A, Class E, 3 mo. SONIO + 2.80%, 7.10%, 07/22/31 (b),(d),(e)	550,695	GBP	656,736
Taurus EU DAC, Series 2025-EU1A, Class E, 3 mo. EURIBOR + 3.50%, 5.99%, 02/17/35 (b),(d),(e)	999,933	EUR	1,150,520
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 2.05%, 4.18%, 02/20/30 (b),(e),(i)	53,144	EUR	59,046
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.50%, 4.63%, 02/20/30 (b),(e),(i)	531,446	EUR	546,415
Taurus UK DAC,
Series 2021-UK4X, Class E, 1 Day SONIO + 3.10%, 7.34%, 08/17/31 (b),(e),(i)	69,652	GBP	94,020
Series UK3A, Class E, 1 Day SONIO + 3.80%, 0.00%, 07/20/35 (b),(d),(e),(f)	142,000	GBP	194,916

			2,701,653

Total Europe			2,882,648

North America — 20.6%
Collateralized Mortgage Obligation (Residential) — 2.5%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(d),(e)	$972,000		639,506
Series 2021-E, Class B2, 4.01%, 12/25/60 (b),(d),(e)	762,000		477,497
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.77%, 08/25/34 (b),(e)	282,679		248,622
Series 2004-22CB, Class M, 6.00%, 10/25/34 (b),(e)	355,685		247,439
Series 2004-2CB, Class M, 5.95%, 03/25/34 (b),(e)	301,388		249,728
Series 2004-4CB, Class M, 5.68%, 04/25/34 (b),(e)	155,467		119,338
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 4.93%, 05/25/35 (b),(e)	252,906		190,364
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 4.93%, 06/25/35 (b),(e)	270,452		198,706
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 4.83%, 08/25/35 (b),(e)	1,588,285		881,119
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 4.42%, 11/25/35 (b),(e)	273,062		258,776
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 5.10%, 11/20/35 (b),(e)	5,988,860		5,307,196
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 6.10%, 12/25/35 (b),(e)	253,931		254,314
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 6.40%, 01/25/36 (b),(e)	1,544,180		1,316,798
Series 2005-J9, Class 1A1, 1 mo. TSFR + .81%, 5.13%, 08/25/35 (b),(e)	465,254		242,511
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (b)	382,973		160,283
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 5.23%, 08/25/36 (b),(e)	545,452		245,128
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 4.77%, 07/25/36 (b),(e)	703,318		193,990
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 4.93%, 07/25/36 (b),(e)	683,611		205,861
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 4.83%, 07/25/36 (b),(e)	498,832		202,911
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (b)	712,979		202,575
Series 2006-28CB, Class A10, 1 mo. TSFR + .81%, 5.13%, 10/25/36 (b),(e)	671,394		248,676
Series 2006-28CB, Class A19, 1 mo. TSFR + .51%, 4.83%, 10/25/36 (b),(e)	709,661		239,970
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (b)	565,911		140,888
Series 2006-31CB, Class A3, 6.00%, 11/25/36 (b)	429,033		249,930

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 5.18%, 11/25/36 (b),(e)	$485,023	$214,169
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 5.03%, 01/25/37 (b),(e)	275,281	194,206
Series 2006-41CB, Class 2A7, 1 mo. TSFR + .71%, 5.03%, 01/25/37 (b),(e)	1,104,176	451,701
Series 2006-41CB, Class 2A8, 1 mo. TSFR + .76%, 5.08%, 01/25/37 (b),(e)	1,141,531	469,377
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (b)	739,581	379,537
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 4.93%, 04/25/36 (b),(e)	685,791	228,698
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 4.93%, 02/25/36 (b),(e)	332,691	202,017
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 4.93%, 04/25/36 (b),(e)	588,057	224,957
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 4.71%, 09/20/46 (b),(e)	306,896	253,024
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 4.64%, 09/20/46 (b),(e)	170,104	153,083
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 4.93%, 10/25/46 (b),(e)	254,149	214,882
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 4.61%, 02/20/47 (b),(e)	502,899	397,002
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 4.64%, 02/20/47 (b),(e)	299,695	244,615
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 4.85%, 05/20/46 (b),(e)	501,686	431,353
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 4.81%, 07/25/46 (b),(e)	108,711	110,210
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 4.95%, 07/25/46 (b),(e)	339,420	260,997
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .53%, 4.85%, 07/20/46 (b),(e)	572,872	466,087
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 4.83%, 08/25/37 (b),(e)	371,665	236,058
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 4.88%, 08/25/37 (b),(e)	2,126,005	695,922
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 4.93%, 08/25/37 (b),(e)	806,133	366,298
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 4.90%, 08/25/37 (b),(e)	703,300	188,369
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 4.93%, 08/25/47 (b),(e)	858,165	310,610
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 4.93%, 09/25/37 (b),(e)	1,788,964	635,984
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 4.83%, 09/25/37 (b),(e)	626,232	219,709
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 4.93%, 03/25/37 (b),(e)	550,749	217,658
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 4.93%, 05/25/37 (b),(e)	873,674	360,874
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 4.85%, 08/25/47 (b),(e)	382,644	324,178
Series 2007-J1, Class 3A1, 4.18%, 11/25/36 (b),(g)	328,920	227,964
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 5.78%, 11/25/47 (b),(e)	293,635	254,467
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 5.24%, 03/25/47 (b),(e)	187,816	157,145
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 4.79%, 08/25/47 (b),(e)	125,334	128,555
American Home Mortgage Investment Trust, Series 2004-4, Class 6A2, 6.00%, 02/25/45 (b),(g)	7,500,000	6,450,570
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (b),(d),(e)	109,000	87,160
Balboa Bay Loan Funding Ltd., Series 2023-2A, Class D, 3 mo. TSFR + 4.50%, 8.77%, 10/20/36 (b),(d),(e)	1,250,000	1,257,812
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 4.79%, 10/20/36 (b),(e)	3,747,543	1,183,362
Banc of America Mortgage Trust, Series 2004-F, Class B1, 6.12%, 07/25/34 (b),(e)	199,340	179,017
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (b),(d)	100,000	87,654
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 5.90%, 09/25/34 (b),(e)	216,058	209,103
Series 2005-10, Class 2B1, 4.85%, 01/25/36 (b),(e)	386,699	241,139
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 5.07%, 02/25/36 (b),(e)	1,132,632	974,424
Series 2006-3, Class 22A1, 4.19%, 05/25/36 (b),(e)	328,611	236,312
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 4.75%, 08/25/36 (b),(e)	234,013	194,424
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 4.88%, 07/25/37 (b),(e)	2,514,755	554,305
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.97%, 06/25/54 (b),(d),(e)	3,006,000	3,012,779
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.46%, 02/25/37 (b),(e)	213,193	170,746
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (b)	1,002,703	348,483

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CHL Mortgage Pass-Through Trust,
Series 2004-25, Class 1A2, 1 mo. TSFR + .89%, 5.21%, 02/25/35 (b),(e)	$401,190	$384,515
Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 5.15%, 04/25/35 (b),(e)	403,622	365,340
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 7.30%, 08/25/34 (b),(e)	658,346	260,820
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 4.87%, 09/25/36 (b),(e)	809,988	292,829
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 5.08%, 09/25/36 (b),(e)	710,889	575,317
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 5.03%, 06/25/37 (b),(e)	264,712	220,448
COLT Funding LLC, Series 2025-1, Class B1, 7.15%, 01/25/70 (b),(d),(e)	627,000	613,106
COLT Mortgage Loan Trust,
Series 2022-2, Class B1, 3.95%, 02/25/67 (b),(d),(e)	100,000	84,413
Series 2022-5, Class B1, 4.68%, 03/25/67 (b),(d),(e)	1,000,000	922,017
Series 2024-3, Class B1, 7.85%, 06/25/69 (b),(d),(e)	3,201,000	3,205,619
Series 2024-INV2, Class B1, 8.12%, 05/25/69 (b),(d),(e)	1,816,000	1,826,743
COLT Trust, Series 2021-RPL1, Class B2, 4.56%, 09/25/61 (b),(d),(e)	446,000	337,394
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (b),(e)	334,124	244,925
CSMC Trust,
Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (b),(d),(e)	800,000	541,685
Series 2021-NQM8, Class B2, 4.25%, 10/25/66 (b),(d),(e)	100,000	79,203
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B2, 3.93%, 04/25/66 (b),(d),(e)	100,000	72,024
Series 2021-3, Class B2, 4.13%, 08/25/66 (b),(d),(e)	100,000	72,136
Series 2021-4, Class B2, 4.44%, 11/25/66 (b),(d),(e)	100,000	75,498
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 4.69%, 10/25/36 (b),(e)	1,262,802	396,543
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 4.85%, 03/19/45 (b),(e)	937,479	869,116
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 4.93%, 02/25/37 (b),(e)	730,124	211,555
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 4.98%, 04/25/37 (b),(e)	952,636	228,809
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (b),(d),(e)	3,678,565	3,007,448
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 6.00%, 09/25/35 (b),(e)	263,118	210,385
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 5.19%, 11/19/35 (b),(e)	991,257	662,848
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 4.79%, 05/19/46 (b),(e)	536,167	271,562
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 4.66%, 08/19/37 (b),(e)	7,027,053	5,691,561
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A22, 1 mo. TSFR + .47%, 4.79%, 07/25/47 (b),(e)	392,330	285,896
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.96%, 05/25/36 (b),(e)	210,504	181,097
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 4.81%, 04/25/37 (b),(e)	207,716	211,564
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 4.91%, 08/25/37 (b),(e)	4,186,919	3,561,004
JP Morgan Mortgage Trust,
Series 2005-A5, Class IB1, 5.39%, 08/25/35 (b),(e)	561,144	430,089
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 7.55%, 03/25/54 (b),(d),(e)	4,000,000	4,047,028
Lehman Mortgage Trust,
Series 2005-2, Class 3A1, 1 mo. TSFR + .86%, 5.18%, 12/25/35 (b),(e)	495,391	240,912
Series 2007-1, Class 1A2, 5.75%, 02/25/37 (b)	480,140	464,830

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lehman XS Trust,
Series 2006-17, Class WF41, 6.23%, 11/25/36 (b),(g)	$264,251	$249,286
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 5.33%, 08/25/47 (b),(e)	243,210	221,247
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.40%, 11/25/35 (b),(e)	276,720	150,136
Series 2005-A5, Class M1, 4.74%, 06/25/35 (b),(e)	613,214	543,780
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 5.86%, 09/25/34 (b),(e)	243,101	175,090
Series 2004-9, Class B1, 5.41%, 11/25/34 (b),(e)	263,166	226,374
Series 2005-1, Class B1, 5.63%, 03/25/35 (b),(e)	419,195	293,811
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class B2, 3.79%, 01/25/26 (b),(d),(e)	100,000	60,185
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + ..45%, 4.77%, 10/25/36 (b),(e)	280,259	244,281
PRKCM Trust, Series 2023-AFC2, Class B2, 8.05%, 06/25/58 (b),(d),(e),(f)	100,000	100,873
RALI Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 5.20%, 09/25/46 (b),(e)	303,043	236,608
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 4.85%, 06/25/37 (b),(e)	1,371,503	1,029,892
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 6.35%, 04/25/35 (b),(e)	2,253,000	1,891,202
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (b),(d),(e)	251,000	256,916
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (b),(d),(e)	5,513,000	5,609,296
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (b)	300,835	237,580
Saluda Grade Alternative Mortgage Trust,
Series 2023-FIG3, Class B, 7.71%, 08/25/53 (b),(d)	1,332,784	1,365,333
Series 2024-INV1, Class B1, 7.21%, 08/25/59 (b),(d),(e)	1,054,000	1,068,227
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.78%, 11/25/49 (b),(d),(e)	2,158,000	1,519,754
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (b),(d)	123,000	112,205
Series 2021-3, Class B1, 3.35%, 06/25/56 (b),(d),(e)	100,000	71,814
Series 2021-4, Class B2, 4.14%, 08/25/56 (b),(d),(e)	268,000	213,398
Series 2022-1, Class B1, 3.96%, 12/25/66 (b),(d),(e)	135,000	99,308
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 4.85%, 01/25/37 (b),(e)	393,569	430,835
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.24%, 09/25/33 (b),(e)	176,305	124,095
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 6.21%, 10/25/45 (b),(e)	583,521	455,990
Towd Point Mortgage Trust,
Series 2020-1, Class B3, 4.56%, 01/25/60 (b),(d),(e)	2,690,000	1,869,480
Series 2021-1, Class B2, 4.31%, 11/25/61 (b),(d),(e)	494,000	362,583
TRK Trust,
Series 2021-INV2, Class B2, 4.35%, 11/25/56 (b),(d),(e)	1,000,000	728,127
Series 2022-INV1, Class B1, 3.99%, 02/25/57 (b),(d),(e)	111,000	83,983
Series 2022-INV1, Class B2, 3.99%, 02/25/57 (b),(d),(e)	100,000	62,049
Verus Securitization Trust, Series 2024-1, Class B1, 7.91%, 01/25/69 (b),(d),(e)	2,149,000	2,168,485
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 5.26%, 01/25/45 (b),(e)	225,773	200,638
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 5.23%, 12/25/45 (b),(e)	455,384	358,966
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 5.33%, 04/25/45 (b),(e)	450,058	357,561
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 5.38%, 07/25/45 (b),(e)	147,486	141,057
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 5.47%, 01/25/46 (b),(e)	177,996	177,619
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.07%, 12/25/46 (b),(e)	1,170,570	979,134

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-AR7, Class 2A, 12 mo. MTA + .98%, 5.38%, 07/25/46 (b),(e)	$297,833	$282,816
Series 2007-HY6, Class 1A1, 4.04%, 06/25/37 (b),(e)	268,371	221,459
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (b)	206,402	175,925
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 5.11%, 12/25/35 (b),(e)	240,841	261,188
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (b)	327,233	256,716
Series 2007-3, Class A19, 6.00%, 04/25/37 (b)	465,227	426,525
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 5.15%, 02/25/47 (b),(e)	216,280	177,895

		94,555,123

Commercial Mortgage-Backed Securities — 2.8%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (b),(d)	130,000	96,818
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 8.16%, 06/17/39 (b),(d),(e)	1,000,000	1,000,750
Ares Trust, Series 2025-IND3, Class E, 1 mo. TSFR + 3.55%, 7.86%, 04/15/27 (b),(d),(e)	1,000,000	1,001,197
BAHA Trust, Series 2024-MAR, Class C, 7.77%, 12/10/29 (b),(d),(e)	166,000	172,376
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(d)	290,000	232,585
Series 2024-V11, Class XD, 2.09%, 11/15/57 (b),(d),(e),(h)	1,000,000	70,828
Series 2024-V7, Class XD, 3.08%, 06/15/29 (b),(d),(e),(h)	1,000,000	94,337
Series 2024-V8, Class XD, 3.18%, 07/15/57 (b),(d),(e),(h)	1,000,000	101,613
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. TSFR + 2.20%, 6.51%, 07/15/35 (b),(d),(e)	525,000	523,897
Series 2018-ATLS, Class E, 1 mo. TSFR + 3.30%, 7.61%, 07/15/35 (b),(d),(e)	2,103,000	2,086,927
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 8.00%, 03/15/41 (b),(d),(e)	4,734,648	4,732,878
BMO Mortgage Trust,
Series 2025-5C10, Class XD, 2.50%, 05/15/58 (b),(d),(e),(h)	1,000,000	96,173
Series 2025-5C9, Class XD, 2.20%, 12/15/57 (b),(d),(e),(h)	1,000,000	83,599
BSPRT Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 8.23%, 07/15/39 (b),(d),(e)	1,277,000	1,277,149
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(d),(e)	5,006,000	4,507,252
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 7.65%, 12/15/38 (b),(d),(e)	134,586	134,273
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 7.51%, 04/15/34 (b),(d),(e)	100,000	96,569
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 6.78%, 06/15/38 (b),(d),(e)	460,287	460,863
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 7.23%, 06/15/38 (b),(d),(e)	208,663	208,691
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 8.18%, 06/15/38 (b),(d),(e)	876,738	876,851
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 7.35%, 01/17/39 (b),(d),(e)	227,000	225,305
BX Trust,
Series 2018-GW, Class F, 1 mo. TSFR + 2.72%, 7.03%, 05/15/35 (b),(d),(e)	106,000	105,847
Series 2021-ARIA, Class G, 1 mo. TSFR + 3.26%, 7.57%, 10/15/36 (b),(d),(e)	1,000,000	994,519
Series 2022-FOX2, Class E, 1 mo. TSFR + 2.96%, 7.27%, 04/15/39 (b),(d),(e)	700,000	698,566
Cali, Series 2024-SUN, Class E, 1 mo. TSFR + 4.62%, 8.94%, 07/15/41 (b),(d),(e)	1,000,000	1,001,150
CD Mortgage Trust, Series 2016-CD1, Class D, 2.89%, 08/10/49 (b),(d),(e)	422,000	208,793
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 5.30%, 09/10/45 (b),(d),(e)	91,143	85,880
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(d)	100,000	90,778
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(d)	697,000	461,789
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.79%, 02/10/47 (b),(d),(e)	591,000	462,617
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(d)	1,439,000	1,217,482
Series 2019-GC44, Class 180B, 3.51%, 08/15/57 (b),(d),(e)	160,000	143,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(d)	$239,000	$192,196
Series 2015-CR23, Class D, 4.36%, 05/10/48 (b),(e)	218,971	210,014
Series 2015-CR25, Class D, 3.94%, 08/10/48 (b),(e)	479,000	459,442
Series 2015-CR27, Class D, 3.60%, 10/10/48 (b),(d),(e)	3,065,000	2,748,284
Series 2015-LC21, Class C, 4.52%, 07/10/48 (b),(e)	1,113,000	1,086,491
Series 2015-LC21, Class D, 4.52%, 07/10/48 (b),(e)	1,348,000	1,291,305
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.24%, 06/15/57 (b),(e)	843,000	677,971
Series 2015-C4, Class E, 3.89%, 11/15/48 (b),(e)	100,000	96,201
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(d),(e)	5,568,000	5,163,312
Series 2016-C5, Class C, 4.78%, 11/15/48 (b),(e)	355,000	349,666
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(d),(e)	604,000	486,933
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(d)	163,000	136,212
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(d)	1,409,000	1,015,641
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class E, 7.19%, 11/10/41 (b),(d),(e)	1,000,000	1,019,897
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 8.04%, 11/15/38 (b),(d),(e)	1,035,794	1,035,241
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 8.06%, 01/25/51 (b),(d),(e)	102,000	105,158
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.35%, 7.66%, 07/25/41 (b),(d),(e)	128,000	126,714
FREMF Mortgage Trust, Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(d),(e)	1,000,000	891,445
FS Rialto Issuer LLC, Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 7.55%, 01/19/39 (b),(d),(e)	1,000,000	999,991
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 7.86%, 11/15/36 (b),(d),(e)	312,000	306,125
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.16%, 8.48%, 05/15/26 (b),(d),(e)	1,019,000	474,386
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.91%, 9.23%, 05/15/26 (b),(d),(e)	1,000,000	352,255
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.16%, 10.48%, 05/15/26 (b),(d),(e)	1,000,000	114,157
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.74%, 11/10/45 (b),(d),(e)	165,512	153,441
Series 2014-GC24, Class B, 4.52%, 09/10/47 (b),(e)	100,000	93,639
Series 2014-GC24, Class C, 4.54%, 09/10/47 (b),(e)	303,000	269,247
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(d)	1,415,000	1,294,562
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(d)	1,593,000	1,166,024
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 6.40%, 10/19/35 (b),(e)	361,055	286,889
Hilton USA Trust,
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(d),(e)	11,467,000	11,017,471
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(d)	1,068,000	22,010
ICNQ Mortgage Trust,
Series 2024-MF, Class E, 6.56%, 11/06/34 (b),(d),(e)	1,827,000	1,836,175
Series 2024-MF, Class F, 6.56%, 11/06/34 (b),(d),(e)	1,000,000	971,884
Series 2024-MF, Class X, 0.63%, 12/10/34 (b),(d),(e),(h)	1,000,000	18,213
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.88%, 01/15/49 (b),(e)	102,000	93,623
Series 2016-JP3, Class D, 3.56%, 08/15/49 (b),(d),(e)	100,000	84,749
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.20%, 09/15/47 (b),(d),(e)	100,000	87,347
Series 2014-C26, Class C, 4.31%, 01/15/48 (b),(e)	642,000	615,695
Series 2015-C31, Class E, 4.75%, 08/15/48 (b),(d),(e)	1,093,000	396,528
Series 2016-C1, Class C, 4.85%, 03/17/49 (b),(e)	651,000	634,873

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-C1, Class E, 4.85%, 03/15/49 (b),(d),(e)	$3,126,000	$2,706,635
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 6.78%, 03/15/38 (b),(d),(e)	805,000	797,285
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class C, 4.82%, 03/10/50 (b),(d),(e)	967,000	882,914
Series 2017-5, Class D, 4.82%, 03/10/50 (b),(d),(e)	1,125,000	924,264
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 7.47%, 06/19/37 (b),(d),(e)	1,213,000	1,213,992
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 8.02%, 06/19/37 (b),(d),(e)	1,000,000	1,000,768
MF1 Ltd.,
Series 2021-FL6, Class D, 1 mo. TSFR + 2.66%, 6.98%, 07/16/36 (b),(d),(e)	100,000	99,197
Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 6.52%, 02/19/37 (b),(d),(e)	847,000	842,039
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 1 mo. TSFR + 3.11%, 7.43%, 07/15/36 (b),(d),(e)	100,000	99,670
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 6.38%, 05/15/38 (b),(d),(e)	265,600	265,847
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 6.83%, 05/15/38 (b),(d),(e)	876,000	873,201
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 7.57%, 01/15/27 (b),(d),(e)	80,000	79,776
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 8.27%, 01/15/27 (b),(d),(e)	626,400	625,093
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(d),(e)	1,441,000	1,094,650
Series 2016-C32, Class D, 3.40%, 12/15/49 (b),(d),(e)	991,000	745,210
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.72%, 08/15/49 (b),(d),(e)	3,200,500	2,796,363
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 7.41%, 03/15/35 (b),(d),(e)	98,250	98,290
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 7.05%, 04/15/32 (b),(d),(e)	1,301,000	1,260,961
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(d)	339,000	291,768
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(d)	121,000	105,461
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 7.38%, 11/25/36 (b),(d),(e)	100,000	99,897
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(d),(e)	1,691,000	1,530,742
Series 2019-6, Class D, 4.67%, 10/25/52 (b),(d),(e)	227,000	189,583
RFR Trust,
Series 2025-SGRM, Class E, 7.51%, 03/11/29 (b),(d),(e)	1,062,000	1,080,264
Series 2025-SGRM, Class X, 0.11%, 03/11/29 (b),(d),(e),(h)	1,204,000	3,246
RIDE, Series 2025-SHRE, Class E, 8.07%, 02/14/35 (b),(d),(e)	1,000,000	1,007,794
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 1 mo. TSFR + 2.51%, 6.83%, 05/15/38 (b),(d),(e)	1,001,000	976,447
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.97%, 10/10/48 (b),(d),(e)	205,000	162,727
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(d),(e)	1,720,000	1,423,205
SHR Trust, Series 2024-LXRY, Class D, 1 mo. TSFR + 3.60%, 7.91%, 10/15/41 (b),(d),(e)	674,000	677,215
SREIT Trust, Series 2021-IND, Class G, 1 mo. TSFR + 3.38%, 7.69%, 10/15/38 (b),(d),(e)	2,556,000	2,538,039
Starwood Mortgage Trust,
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 7.98%, 11/15/36 (b),(d),(e)	125,000	123,721
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 8.63%, 11/15/36 (b),(d),(e)	1,000,000	983,374
STWD Trust, Series 2021-FLWR, Class G, 1 mo. TSFR + 3.79%, 8.10%, 07/15/36 (b),(d),(e)	178,400	177,570

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(d),(e)	$112,000	$77,869
Series 2018-C9, Class D, 5.11%, 03/15/51 (b),(d),(e)	331,000	219,297
Series 2019-C17, Class D, 2.50%, 10/15/52 (b),(d)	103,000	70,366
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (b),(d),(e)	2,736,623	2,809,603
Series 2023-3, Class M2, 8.27%, 08/25/53 (b),(d),(e)	222,422	228,285
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(d),(e)	992,000	888,824
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(d)	2,991,000	1,570,559
Series 2015-NXS4, Class D, 3.83%, 12/15/48 (b),(e)	100,000	96,766
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(d),(e)	465,000	447,975
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(d)	4,253,000	3,690,503
Series 2016-NXS5, Class E, 5.12%, 01/15/59 (b),(d),(e)	100,000	60,122
Series 2025-5C4, Class XD, 2.45%, 05/15/58 (b),(d),(e),(h)	1,000,000	96,876
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C, 1 mo. TSFR + 4.08%, 8.39%, 11/15/27 (b),(d),(e)	2,696,000	2,707,822
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 9.24%, 11/15/27 (b),(d),(e)	1,000,000	1,005,987
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(d),(e)	109,000	6,638

		103,688,419

Interest Only Commercial Mortgage-Backed Securities — 2.1%
Bank5,
Series 2024-5YR11, Class XD, 2.53%, 11/15/57 (b),(d),(e),(h)	1,000,000	88,440
Series 2024-5YR5, Class XD, 3.24%, 02/15/29 (b),(d),(e),(h)	1,000,000	96,625
Series 2025-5YR14, Class XD, 2.50%, 04/15/58 (b),(d),(e),(h)	1,000,000	97,251
BBCMS Mortgage Trust,
Series 2022-C16, Class XD, 2.33%, 06/15/55 (b),(d),(e),(h)	4,299,000	531,838
Series 2025-5C34, Class XD, 2.78%, 05/15/58 (b),(d),(e),(h)	1,000,000	110,118
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.41%, 07/15/56 (b),(d),(e),(h)	1,000,000	89,335
California Housing Finance Agency, Series X, 0.29%, 01/15/35 (b),(e),(h)	14,075,399	207,035
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(d),(e),(h)	19,612,000	195,492
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.30%, 12/15/72 (b),(d),(e),(h)	5,347,000	306,629
Series 2019-GC43, Class XD, 0.72%, 11/10/52 (b),(d),(e),(h)	5,918,000	146,109
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 0.91%, 08/10/47 (b),(e),(h)	2,108,221	885
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.42%, 06/15/57 (b),(e),(h)	3,383,234	5,589
Series 2015-C3, Class XA, 0.62%, 08/15/48 (b),(e),(h)	19,831,576	8,706
Series 2019-C18, Class XD, 1.54%, 12/15/52 (b),(d),(e),(h)	4,452,333	229,090
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(d),(e),(h)	64,579,000	361,836
Federal Home Loan Mortgage Corp.,
Series 303, Class C28, 4.50%, 01/15/43 (h)	8,103,180	1,562,480
Series 4976, Class MI, 4.50%, 05/25/50 (h)	12,352,394	2,594,904
Series 5036, Class IB, 5.00%, 10/25/48 (h)	9,934,277	2,420,675
Series 5036, Class KI, 4.00%, 06/25/48 (h)	14,765,971	2,925,316
Series 5093, Class AI, 3.50%, 04/25/51 (h)	10,958,500	1,774,839
Series 5104, Class GI, 3.50%, 06/25/49 (h)	8,242,084	1,596,566
Series 5134, Class BI, 4.50%, 08/25/51 (h)	15,011,389	3,391,433
Series 5146, Class BI, 4.00%, 08/25/50 (h)	19,294,585	3,788,743
Series 5236, Class KI, 4.00%, 11/25/51 (h)	25,784,657	5,116,140

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 5322, Class DI, 3.00%, 10/25/51 (h)	$13,603,977	$2,117,949
Series K049, Class X3, 1.62%, 10/25/43 (b),(e),(h)	2,177,000	218
Series K061, Class X1, 0.28%, 11/25/26 (b),(e),(h)	15,264,529	30,407
Series K071, Class X1, 0.41%, 11/25/27 (b),(e),(h)	84,484,013	455,031
Series K085, Class X3, 2.39%, 12/25/45 (b),(e),(h)	1,000,000	69,264
Series K095, Class X3, 2.17%, 08/25/47 (b),(e),(h)	9,297,000	701,487
Series K102, Class X3, 1.96%, 12/25/46 (b),(e),(h)	1,000,000	72,453
Series K115, Class X3, 3.06%, 09/25/48 (b),(e),(h)	1,000,000	122,157
Series K118, Class X3, 2.78%, 10/25/48 (b),(e),(h)	652,000	74,790
Series K119, Class X3, 2.82%, 09/25/48 (b),(e),(h)	1,525,000	179,485
Series K122, Class X3, 2.72%, 01/25/49 (b),(e),(h)	1,000,000	115,315
Series K128, Class X3, 2.88%, 04/25/31 (b),(e),(h)	1,000,000	128,903
Series K143, Class X3, 3.25%, 04/25/50 (b),(e),(h)	1,000,000	168,392
Series K154, Class X1, 0.43%, 11/25/32 (b),(e),(h)	30,270,842	464,869
Series KLU1, Class X3, 4.17%, 01/25/31 (b),(e),(h)	11,459,422	1,176,000
Series KLU2, Class X1, 1.09%, 08/25/29 (b),(e),(h)	54,147,154	1,569,239
Series KLU2, Class X3, 4.05%, 08/25/29 (b),(e),(h)	8,042,142	731,272
Series KS11, Class XFX, 1.75%, 06/25/29 (b),(e),(h)	24,677,100	1,146,992
Series KW10, Class X3, 2.82%, 10/25/32 (b),(e),(h)	5,935,000	586,538
Federal National Mortgage Association,
Series 2020-41, Class GI, 4.00%, 10/15/44 (h)	30,109,228	5,653,519
Series 2020-65, Class JI, 4.00%, 09/25/50 (h)	9,996,576	2,116,835
Series 2021-67, Class GI, 3.50%, 10/25/51 (h)	24,722,601	4,301,609
Series 2022-4, Class WI, 3.00%, 02/25/52 (h)	26,000,576	2,962,376
Series 409, Class C14, 3.50%, 04/25/42 (h)	11,180,339	1,767,176
Series 413, Class C35, 4.50%, 10/25/40 (h)	9,073,408	1,657,122
Government National Mortgage Association,
Series 2014-188, Class IB, 4.00%, 12/20/44 (h)	10,694,194	1,432,915
Series 2020-127, Class IY, 4.00%, 08/20/50 (h)	10,581,066	2,171,743
Series 2021-158, Class JI, 5.00%, 02/20/50 (h)	10,795,955	2,324,499
Series 2022-125, Class CI, 5.00%, 06/20/52 (h)	18,748,951	3,498,160
Series 2022-125, Class IO, 4.50%, 06/20/52 (h)	23,562,439	4,696,135
Series 2022-159, Class IA, 4.50%, 12/20/48 (h)	15,991,420	2,917,507
Series 2022-85, Class IB, 4.00%, 05/20/51 (h)	17,468,541	3,471,925
Series 2022-93, Class ID, 4.00%, 07/20/50 (h)	14,811,369	2,903,606
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (b),(d),(e),(f),(h)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.37%, 07/10/52 (b),(d),(e),(h)	2,219,000	93,083
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.55%, 11/13/52 (b),(d),(e),(h)	4,231,000	223,638
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(d),(e),(h)	20,401,000	123,691

		79,872,526

U.S. Government Sponsored Agency Securities — 13.2%
Uniform Mortgage-Backed Security, TBA,
TBA, 30 Year Maturity, 5.00%, 07/13/74 (l)	140,000,000	137,238,220
TBA, 30 Year Maturity, 5.50%, 07/13/74 (l)	171,000,000	170,979,993

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TBA, 30 Year Maturity, 6.50%, 08/12/72 (l)	$182,000,000	$187,637,814

		495,856,027

Total North America		773,972,095

TOTAL MORTGAGE-BACKED SECURITIES (COST $791,475,891)		776,854,743

U.S. TREASURY OBLIGATIONS — 0.7%
North America — 0.7%
U.S. Treasury Bills
0.00%, 08/07/25 (f)	12,500,000	12,445,391
0.00%, 09/23/25 (f)	12,500,000	12,377,289

Total North America		24,822,680

TOTAL U.S. TREASURY OBLIGATIONS (COST $24,821,946)		24,822,680

	Shares
CLOSED-END FUND — 1.0%
Pershing Square Holdings Ltd.	715,393	38,441,334

TOTAL CLOSED-END FUND (COST $37,687,962)		38,441,334

EXCHANGE-TRADED FUNDS — 0.3%
Financial Select Sector SPDR Fund (b)	62,000	3,246,940
SPDR Dow Jones International Real Estate ETF (b)	45,800	1,254,920
SPDR S&P Insurance ETF (b)	125	7,468
Utilities Select Sector SPDR Fund (b)	746	60,918
Vanguard Global ex-U.S. Real Estate ETF (b)	130,800	6,036,420

TOTAL EXCHANGE-TRADED FUNDS (COST $10,185,710)		10,606,666

WARRANTS — 0.0%
ATI Penny Warrant (a),(b)	111,184	1,112
ATI Warrant (a),(b)	100,595	0

TOTAL WARRANTS (COST $0)		1,112

INVESTMENTS IN INVESTEE FUNDS — 11.0%
North America — 11.0%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $7,165,756) (a),(m)	3	10,617,791
Asgard Fixed Income Risk Premia Fund (cost $114,197,961) (a),(m)	116,686	169,883,347
Atreides Special Circumstances Fund, LLC (cost $1,762,684) (a),(m)	1	5,217,138
Kirkoswald Global Macro Fund Ltd. (cost $52,567,982) (a),(m)	476,987	52,426,581
Rokos Global Macro Fund Ltd. (cost $93,000,000) (a),(m)	1	175,836,890

Total North America		413,981,747

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $268,694,383)		413,981,747

RIGHTS — 0.0%
Aduro Biotech, Inc. (a),(c)	1,040	0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Gracell Biotechnologies, Inc. (a),(c)	5,000	$0
Pershing Square SPARC Holdings Ltd. (a),(c)	505,024	0
Pershing Square Tontine Holdings Ltd. (a),(c)	2,020,101	0
Tectonic Therapeutic (a),(c)	450	0

TOTAL RIGHTS (COST $0)		0

TOTAL LONG-TERM INVESTMENTS (COST $2,989,754,066)		3,265,068,674

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.9%
Exchange-Traded Call Options — 0.3%
NAT GAS EURO OPT JAN 26	6.00 USD	12/26/25	25	150	$95,500	$101,350	$5,850
NAT GAS EURO OPT FEB 26	6.00 USD	1/27/26	25	150	95,500	105,475	9,975
NAT GAS EURO OPT MAR 26	6.00 USD	2/24/26	25	150	95,500	73,250	(22,250)
NAT GAS EURO OPT APR 26	6.00 USD	3/26/26	25	150	95,500	35,125	(60,375)
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	25	150	95,500	28,475	(67,025)
NAT GAS EURO OPT JUN 26	6.00 USD	5/26/26	25	150	95,500	35,550	(59,950)
NAT GAS EURO OPT JUL 26	6.00 USD	6/25/26	25	150	95,500	47,400	(48,100)
NAT GAS EURO OPT AUG 26	6.00 USD	7/28/26	25	150	95,500	53,600	(41,900)
NAT GAS EURO OPT SEP 26	6.00 USD	8/26/26	25	150	95,500	53,825	(41,675)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	25	150	95,500	60,475	(35,025)
NAT GAS EURO OPT NOV 26	6.00 USD	10/27/26	25	150	95,500	82,925	(12,575)
NAT GAS EURO OPT DEC 26	6.00 USD	11/24/26	25	150	95,500	116,925	21,425
NAT GAS EURO OPT JAN26	4.50 USD	12/26/25	25	112	118,250	214,100	95,850
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	25	112	118,250	193,800	75,550
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	112	118,250	138,775	20,525
NAT GAS EURO OPT APR26	4.50 USD	3/26/26	25	112	118,250	89,075	(29,175)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	112	118,250	83,600	(34,650)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	113	118,250	100,150	(18,100)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	113	118,250	124,575	6,325
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	118,250	134,675	16,425
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	132,425	14,175
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	142,975	24,725
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	175,350	57,100
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	118,250	231,125	112,875
SOYBEAN OIL DEC 25	50.00 USD	11/21/25	31	1,550	80,373	101,835	21,462
LME Copper 3Mo Call	10,500.00 USD	12/03/25	60	630,000	566,667	391,365	(175,302)
LME Copper 3Mo Call	12,500.00 USD	12/03/25	50	625,000	354,372	48,912	(305,460)
California Carbon Allowance Vintage DEC25	40.00 USD	12/15/25	36	1,440	131,790	10,296	(121,494)
California Carbon Allowance Vintage DEC25	45.00 USD	12/15/25	1,100	49,500	1,372,152	182,600	(1,189,552)
NAT GAS EURO FUT JAN 26	50.00 EUR	12/24/25	60	3,000	328,082	94,861	(233,221)
NAT GAS EURO FUT NOV 25	50.00 EUR	10/27/25	60	3,000	317,499	57,096	(260,403)
NAT GAS EURO FUT MAR 26	50.00 EUR	2/24/26	60	3,000	327,641	124,351	(203,290)
NAT GAS EURO FUT DEC 25	50.00 EUR	11/26/25	60	3,000	328,082	79,191	(248,891)
NAT GAS EURO FUT FEB 26	50.00 EUR	1/27/26	60	3,000	296,332	105,011	(191,321)
CRUDE OIL FUT DEC 25	110.00 USD	11/17/25	100	11,000	32,367	19,000	(13,367)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CRUDE OIL FUT SEP 25	90.00 USD	8/15/25	63	5,670	$113,047	$11,340	$(101,707)
California Carbon Allowance Vintage DEC25	35.00 USD	12/15/25	275	9,625	580,476	174,625	(405,851)
LME Copper 3Mo Call	11,500.00 USD	12/02/26	40	460,000	503,128	415,120	(88,008)
NAT GAS EURO OPT SEP25	4.50 USD	8/26/25	63	283	345,890	45,549	(300,341)
SOYBEAN DEC 25	350.00 USD	11/21/25	315	110,250	194,755	44,100	(150,655)
NAT GAS EURO OPT JUL25	6.00 USD	7/28/25	29	174	5,885	1,218	(4,667)
SPX Index Option Call 28 7/1/25	28.00 USD	7/16/25	1,702	47,656	247,742	51,060	(196,682)
SOYBEAN OIL MAR 26	55.00 USD	2/20/26	63	3,465	117,411	147,798	30,387
GOLD AUG 25	3,350.00 USD	7/28/25	63	211,050	448,580	233,100	(215,480)
SPX Index Option Call 47.5 7/1/25	47.50 USD	7/16/25	3,404	161,690	189,124	34,040	(155,084)
LME Copper 3Mo Call (c)	11,000.00 USD	7/02/25	20	220,000	6,564	6,500	(64)
LME Copper 3Mo Call	11,500.00 USD	6/03/26	40	460,000	235,128	265,790	30,662
LME Copper 3Mo Call	10,500.00 USD	6/03/26	60	630,000	633,192	729,000	95,808
NAT GAS EURO OPT AUG25	3.75 USD	7/28/25	21	79	56,087	25,473	(30,614)
NAT GAS EURO OPT SEP25	3.75 USD	8/26/25	21	79	73,727	45,675	(28,052)
CRUDE OIL FUT DEC 26	75.00 USD	11/17/26	84	6,300	204,370	230,160	25,790
SILVER SEP25	35.50 USD	8/26/25	37	1,313	436,706	331,335	(105,371)
California Carbon Allowance Vintage DEC25	32.00 USD	12/15/25	660	21,120	931,141	759,000	(172,141)
S&P 500 Index	9,000.00 USD	12/18/26	4,382	39,438,000	1,741,887	2,541,560	799,673
CRUDE OIL FUT SEP 25	80.00 USD	8/15/25	42	3,360	34,145	13,440	(20,705)
COTTON SEP 25	67.00 USD	8/15/25	42	2,814	45,067	45,780	713
NAT GAS EURO OPT AUG25	5.50 USD	7/28/25	2	11	385	128	(257)
SPX Index Option Call 26 7/1/25	26.00 USD	7/16/25	700	18,200	91,392	25,900	(65,492)
NAT GAS EURO OPT JUL25	6.50 USD	7/28/25	203	1,319	47,192	5,887	(41,305)
ALUMINIUM SEP 25	2,600.00 USD	9/03/25	80	208,000	118,256	154,100	35,844
NAT GAS EURO OPT SEP25	6.00 USD	9/01/25	2	12	365	274	(91)
NAT GAS EURO OPT AUG25	5.00 USD	7/28/25	2	10	355	216	(139)

					$14,102,354	$10,107,686	$(3,994,668)

Exchange-Traded Put Options — 0.3%
California Carbon Allowance Vintage DEC25	30.00 USD	12/15/25	575	17,250	1,443,721	1,927,400	483,679
California Carbon Allowance Vintage DEC25	25.00 USD	12/15/25	2,770	69,250	6,430,871	3,193,810	(3,237,061)
LME Copper 3Mo Call	8,000.00 USD	12/03/25	60	480,000	401,347	66,660	(334,687)
SGX IRON ORE AUG 25	97.50 USD	8/29/25	82	7,995	58,282	36,162	(22,120)
SGX IRON ORE JUL 25	97.50 USD	7/31/25	82	7,995	58,281	27,552	(30,729)
SGX IRON ORE SEP 25	97.50 USD	9/30/25	82	7,995	58,261	43,378	(14,883)
California Carbon Allowance Vintage DEC25	20.00 USD	12/15/25	1,880	37,600	2,937,942	1,086,640	(1,851,302)
LME Copper 3Mo Call	8,500.00 USD	12/03/25	40	340,000	239,128	95,020	(144,108)
NAT GAS EURO OPT SEP25	3.25 USD	8/26/25	267	868	303,131	534,801	231,670
NAT GAS EURO OPT SEP25	4.05 USD	8/26/25	256	1,037	1,045,988	1,780,736	734,748
NAT GAS EURO OPT NOV25	3.60 USD	10/28/25	100	360	149,292	295,800	146,508
NAT GAS EURO OPT NOV25	2.90 USD	10/28/25	200	580	92,584	192,000	99,416
NAT GAS EURO OPT OCT25	4.05 USD	9/25/25	100	405	348,292	688,600	340,308
LME Copper 3Mo Call	8,500.00 USD	12/02/26	40	340,000	463,128	374,700	(88,428)
NAT GAS EURO OPT AUG25	3.25 USD	7/28/25	10	33	16,910	12,850	(4,060)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOYBEAN DEC 25	280.00 USD	11/21/25	315	88,200	$208,930	$217,350	$8,420
CRUDE OIL FUT SEP 25	55.00 USD	8/15/25	50	2,750	136,588	28,500	(108,088)
LME Copper 3Mo Call (c)	8,500.00 USD	7/02/25	20	170,000	7,064	7,885	821
LME Copper 3Mo Call	8,500.00 USD	6/03/26	40	340,000	382,128	250,470	(131,658)
LME Copper 3Mo Call	8,000.00 USD	6/03/26	60	480,000	369,192	234,630	(134,562)
E-Mini S&P 500 Index	5,700.00 USD	9/19/25	52	296,400	314,887	140,400	(174,487)
S&P 500 Index	5,675.00 USD	7/18/25	739	4,193,825	3,342,517	302,990	(3,039,527)
CRUDE OIL FUT DEC 26	50.00 USD	11/17/26	84	4,200	304,329	286,440	(17,889)
ALUMINIUM SEP 25 (c)	2,100.00 USD	9/03/25	80	168,000	12,256	8,140	(4,116)
PALLADIUM SEP 25	1,025.00 USD	8/20/25	42	43,050	128,185	71,820	(56,365)
COTTON SEP 25	67.00 USD	8/15/25	42	2,814	38,893	22,050	(16,843)
NAT GAS EURO OPT OCT25	2.50 USD	9/25/25	167	417	88,998	88,343	(655)
NAT GAS EURO OPT OCT25	3.50 USD	10/01/25	100	350	437,192	347,700	(89,492)

					$19,818,317	$12,362,827	$(7,455,490)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
USD CNH FX Option Call 7.4 7/18/25	Citibank N.A.	7.40 USD	7/18/25	1,245,000	9,213,000	$ 117,342	$ 2,574	$ (114,768)
SOFR Interest Rate Swaption Call 3.265 8/16/2034	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,000	143,091	(207,909)
SOFR Interest Rate Swaption Call 3.21 8/21/2034	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	137,913	(213,962)
SOFR Interest Rate Swaption Call 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	354,625	135,750	(218,875)
SOFR Interest Rate Swaption Call 3.225 8/23/2034	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	139,353	(210,647)
SOFR Interest Rate Swaption Call 3.22 8/29/2029	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	141,163	(216,337)
SOFR Interest Rate Swaption Call 3.21 8/29/2029	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	139,865	(217,635)
XAG USD FX Option Call 35 12/29/25	J.P. Morgan Securities LLC	35.00 USD	12/29/25	200,000	7,000,000	652,000	665,409	13,409
LME Copper 3Mo Call	Citibank N.A.	12,500.00 USD	3/04/26	3,739	46,737,500	661,803	366,699	(295,104)
LME Copper 3Mo Call	Goldman Sachs & Co.	12,500.00 USD	3/04/26	2,917	36,462,500	555,688	286,082	(269,606)
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	12,500.00 USD	3/04/26	2,992	37,400,000	523,899	293,438	(230,461)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Call 3.745 2/28/2034	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	$525,000	$308,395	$(216,605)
USD CNH FX Option Call 7.35 10/8/25	J.P. Morgan Securities LLC	7.35 USD	10/08/25	20,000,000	147,000,000	44,400	25,236	(19,164)
USD CNH FX Option Call 7.4 10/8/25	J.P. Morgan Securities LLC	7.40 USD	10/08/25	10,000,000	74,000,000	145,500	8,746	(136,754)
USD CNH FX Option Call 7.45 7/18/25	Bank Of America Merrill Lynch	7.45 USD	7/18/25	30,000,000	223,500,000	119,325	175	(119,150)
XAU USD FX Option Call 3500 7/18/25	J.P. Morgan Securities LLC	3,500.00 USD	7/18/25	1,550	5,425,000	209,250	6,613	(202,637)
XAU USD FX Option 3150/3250 8/20/25	Citibank N.A.	3,150.00 USD	8/20/25	428,000	1,348,200,000	115,560	44,545	(71,015)
Micron Technology, Inc. JUL 25	Bank Of America Merrill Lynch	85.00 USD	7/18/25	30	2,550	95,370	114,998	19,628
NVIDIA Corp. SEP 25	Bank Of America Merrill Lynch	115.00 USD	9/19/25	15	1,725	51,105	69,063	17,958
NVIDIA Corp. JAN 26	Bank Of America Merrill Lynch	160.00 USD	1/16/26	45	7,200	64,455	91,778	27,323
XAG USD FX Option Call 37.5 12/18/25	J.P. Morgan Securities LLC	37.50 USD	12/18/25	210,000	7,875,000	625,800	448,182	(177,618)
NVIDIA Corp. JAN 26	Bank Of America Merrill Lynch	115.00 USD	1/16/26	10	1,150	39,140	50,313	11,173
LME Copper 3Mo Call	Goldman Sachs International	12,000.00 USD	6/03/26	7,179	86,148,000	1,418,952	1,430,496	11,544
NVIDIA Corp. JUL 25	Bank Of America Merrill Lynch	120.00 USD	7/18/25	18	2,160	44,244	69,557	25,313
LME Copper 3Mo Call	Citibank N.A.	12,000.00 USD	6/03/26	2,639	31,668,000	567,385	525,850	(41,535)

						$8,698,718	$5,645,284	$(3,053,434)

OTC Put Options — 0.1%
SOFR Interest Rate Swaption Put 6.25 12/15/2025	Barclays Bank PLC	6.25 USD	12/15/25	35,000,000	218,750,000	9,625	14	(9,611)
SOFR Interest Rate Swaption Put 3.265 8/16/2034	Bank Of America Merrill Lynch	3.27 USD	8/16/34	2,500,000	8,162,500	351,001	352,348	1,347
SOFR Interest Rate Swaption Put 3.21 8/21/2034	Bank Of America Merrill Lynch	3.21 USD	8/21/34	2,500,000	8,025,000	351,875	360,189	8,314
SOFR Interest Rate Swaption Put 5.375 10/16/2026	Barclays Bank PLC	5.38 USD	12/16/26	5,500,000	29,562,500	7,782	1,865	(5,917)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
SOFR Interest Rate Swaption Put 3.187 8/21/2034	Barclays Bank PLC	3.19 USD	8/21/34	2,500,000	7,967,500	$354,625	$363,563	$8,938
SOFR Interest Rate Swaption Put 3.225 8/23/2034	Bank Of America Merrill Lynch	3.23 USD	8/23/34	2,500,000	8,062,500	350,000	357,929	7,929
SOFR Interest Rate Swaption Put 5.375 7/12/2027	Barclays Bank PLC	5.38 USD	7/12/27	5,500,000	29,562,500	9,295	4,456	(4,839)
SOFR Interest Rate Swaption Put 5.375 6/28/2027	Barclays Bank PLC	5.38 USD	6/28/27	11,050,000	59,393,750	18,343	8,600	(9,743)
SOFR Interest Rate Swaption Put 3.22 8/29/2029	Bank Of America Merrill Lynch	3.22 USD	8/29/29	2,500,000	8,050,000	357,500	423,352	65,852
SOFR Interest Rate Swaption Put 3.21 8/29/2029	Bank Of America Merrill Lynch	3.21 USD	8/29/29	2,500,000	8,025,000	357,500	425,807	68,307
SOFR Interest Rate Swaption Put 6 10/3/2025	Barclays Bank PLC	6.00 USD	10/03/25	8,250,000	49,500,000	1,155	0	(1,155)
SOFR Interest Rate Swaption Put 6.25 10/3/2025	Barclays Bank PLC	6.25 USD	10/03/25	11,000,000	68,750,000	1,265	0	(1,265)
XAU USD FX Option Put 2300 12/18/25	Goldman Sachs International	2,300.00 USD	12/18/25	21,850,000	50,255,000,000	44,032	32,545	(11,487)
USD TRY FX Option Put 37.2 7/9/25	JP Morgan Chase Bank N.A.	37.20 USD	7/09/25	851,000	31,657,200	106,375	1,069	(105,306)
SOFR Interest Rate Swaption Put 3.745 2/28/2034	Deutsche Bank AG	3.75 USD	2/27/34	4,000,000	14,980,000	525,000	466,345	(58,655)
USD JPY FX Option Put 139 8/261/25	Bank Of America Merrill Lynch	139.00 USD	8/26/25	2,000,000	278,000,000	13,980	13,522	(458)
USD JPY FX Option Put 140 9/25/25	Bank Of America Merrill Lynch	140.00 USD	9/25/25	2,000,000	280,000,000	20,952	25,810	4,858
FTSE100 Index Put 8055.46 9/9/25	Citibank N.A.	8,055.46 GBP	9/19/25	2,008	16,175,364	63,313	19,576	(43,737)
S&P 500 Index	JP Morgan Chase Bank N.A.	5,335.87 USD	9/19/25	7,576	40,424,551	280,843	41,267	(239,576)
EURO STOXX 50 PR Index Option Put 4971.35 9/19/25	Citibank N.A.	4,971.35 EUR	9/19/25	4,907	24,394,414	258,329	186,171	(72,158)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
CDX IG44 Credit Swaption Put 67.5 1/1/2038	Goldman Sachs & Co.	67.50 USD	9/17/25	3,101,750,000	209,368,125,000	$3,838,415	$2,149,602	$(1,688,813)

						$7,321,205	$5,234,030	$(2,087,175)

Total Purchased Options Outstanding						$49,940,594	$33,349,827	$(16,590,767)

Security Description	Shares	Value
REPURCHASE AGREEMENTS(n) — 2.2%
Barclays Capital, Inc., 4.10%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,184,146) (o)	1,233,853	$1,233,853
Barclays Capital, Inc., 4.10%, dated 11/28/2024, due On Demand (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $688,586) (o)	717,492	717,492
JPMorgan Chase Bank, N.A., 4.10%, dated 01/07/2025, due 07/31/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $1,183,218)	1,251,205	1,251,205
JPMorgan Chase Bank, N.A., 4.10%, dated 01/07/2025, due 07/31/2025 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $688,586)	728,152	728,152
JPMorgan Chase Bank, N.A., 0.00%, dated 01/23/2025, due 07/31/2025 (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $710,463)	749,884	749,884
JPMorgan Chase Bank, N.A., 0.00%, dated 01/23/2025, due 07/31/2025 (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $1,216,782)	1,284,296	1,284,296
Citigroup Global Markets Limited, 1.00%, dated 01/30/2025, due 05/02/2032 (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $1,217,792)	1,299,111	1,299,111
Barclays Capital, Inc., 1.45%, dated 01/30/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $711,474) (o)	744,534	744,534
Barclays Capital, Inc., 1.45%, dated 02/10/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $509,350) (o)	535,409	535,409
Barclays Capital, Inc., 1.45%, dated 02/10/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $301,164) (o)	316,571	316,571
Barclays Capital, Inc., 4.05%, dated 03/10/2025, due On Demand (collateralized by Sasol Financing USA LLC, 4.38% due 09/18/2026, market value $460,590) (o)	475,747	475,747
Barclays Capital, Inc., 1.45%, dated 03/13/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $348,663) (o)	372,145	372,145
Barclays Capital, Inc., 1.45%, dated 03/13/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.63% due 05/02/2032, market value $202,123) (o)	215,736	215,736
Barclays Capital, Inc., 4.10%, dated 03/17/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $1,164,055) (o)	1,183,959	1,183,959
Barclays Capital, Inc., 4.10%, dated 03/17/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $681,019) (o)	692,663	692,663
Barclays Capital, Inc., 3.95%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $2,794,099) (o)	2,940,668	2,940,668
Barclays Capital, Inc., 3.95%, dated 03/26/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $1,634,888) (o)	1,720,648	1,720,648
Barclays Capital, Inc., 3.90%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $513,651) (o)	541,607	541,607
Barclays Capital, Inc., 3.90%, dated 04/03/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $885,398) (o)	933,587	933,587
Barclays Capital, Inc., 3.75%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,033,445) (o)	1,059,138	1,059,138
Barclays Capital, Inc., 3.75%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $603,095) (o)	618,089	618,089

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 3.75%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $516,217) (o)	529,562	$529,562
Barclays Capital, Inc., 3.75%, dated 04/07/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $302,053) (o)	309,861	309,861
Barclays Capital, Inc., 3.75%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $1,033,445) (o)	1,065,909	1,065,909
Barclays Capital, Inc., 3.75%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 6.00% due 02/12/2031, market value $603,095) (o)	622,041	622,041
Barclays Capital, Inc., 3.90%, dated 04/08/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $543,630) (o)	562,884	562,884
Barclays Capital, Inc., 3.75%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $597,593) (o)	617,173	617,173
Barclays Capital, Inc., 3.75%, dated 04/10/2025, due On Demand (collateralized by Bahrain International Bond, 5.88% due 06/05/2032, market value $478,674) (o)	494,368	494,368
Barclays Capital, Inc., 4.05%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $3,637,063) (o)	3,653,020	3,653,020
Barclays Capital, Inc., 4.05%, dated 04/14/2025, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $2,124,496) (o)	2,133,817	2,133,817
Barclays Capital, Inc., 4.10%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $5,793,097) (o)	5,821,123	5,821,123
Barclays Capital, Inc., 4.10%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $3,383,733) (o)	3,400,103	3,400,103
Barclays Capital, Inc., 4.10%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 7.38% due 05/13/2055, market value $1,849,148) (o)	1,853,014	1,853,014
Barclays Capital, Inc., 4.10%, dated 04/23/2025, due On Demand (collateralized by Mexican International Bond, 7.38% due 05/13/2055, market value $3,165,403) (o)	3,172,021	3,172,021
Barclays Capital, Inc., 4.10%, dated 04/25/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $3,187,416) (o)	3,290,922	3,290,922
Barclays Capital, Inc., 4.10%, dated 04/25/2025, due On Demand (collateralized by Saudi Arabia International Bond, 5.38% due 01/13/2031, market value $1,860,622) (o)	1,921,042	1,921,042
JPMorgan Chase Bank, N.A., 4.00%, dated 05/02/2025, due 07/31/2025 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $598,745)	627,259	627,259
JPMorgan Chase Bank, N.A., 4.00%, dated 05/02/2025, due 07/31/2025 (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $349,186)	365,815	365,815
Merrill Lynch, Pierce, Fenner & Smith, Inc., 4.30%, dated 05/02/2025, due 08/05/2025 (collateralized by US Treasury Notes, 2.13% due 01/15/2035, market value $1,422,840)	1,436,750	1,436,750
Barclays Capital, Inc., 4.00%, dated 05/06/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $952,655) (o)	964,306	964,306
Barclays Capital, Inc., 4.00%, dated 05/06/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,635,576) (o)	1,655,580	1,655,580
Barclays Capital, Inc., 4.00%, dated 05/07/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $409,147) (o)	415,698	415,698
Barclays Capital, Inc., 4.00%, dated 05/07/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $238,416) (o)	242,234	242,234
Citigroup Global Markets Limited, 3.90%, dated 05/13/2025, due 05/17/2031 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $349,774)	380,903	380,903
Citigroup Global Markets Limited, 4.10%, dated 05/13/2025, due 02/09/2035 (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $663,878)	687,310	687,310
Barclays Capital, Inc., 4.10%, dated 05/13/2025, due On Demand (collateralized by Mexican International Bond, 6.35% due 02/09/2035, market value $357,473) (o)	363,282	363,282
Barclays Capital, Inc., 3.50%, dated 05/15/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.25% due 05/02/2029, market value $286,389) (o)	296,310	296,310
Barclays Capital, Inc., 3.50%, dated 05/15/2025, due On Demand (collateralized by Sisecam U.K. PLC, 8.25% due 05/02/2029, market value $202,395) (o)	209,406	209,406

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 4.00%, dated 05/21/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $1,022,361) (o)	1,039,299	$1,039,299
Barclays Capital, Inc., 4.00%, dated 05/21/2025, due On Demand (collateralized by Bahrain International Bond, 7.50% due 07/07/2037, market value $595,030) (o)	604,888	604,888
JPMorgan Chase Bank, N.A., 3.85%, dated 06/04/2025, due 07/07/2025 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $419,729)	444,346	444,346
JPMorgan Chase Bank, N.A., 3.85%, dated 06/04/2025, due 07/07/2025 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $244,410)	258,745	258,745
Barclays Capital, Inc., 3.85%, dated 06/04/2025, due 07/07/2025 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $532,866)	556,862	556,862
Barclays Capital, Inc., 3.85%, dated 06/04/2025, due 07/07/2025 (collateralized by African Export Import Bank, 3.80% due 05/17/2031, market value $513,866)	537,006	537,006
Barclays Capital, Inc., 4.10%, dated 06/04/2025, due On Demand (collateralized by Israel International Bond, 5.63% due 02/19/2035, market value $4,622,910) (o)	4,689,295	4,689,295
Barclays Capital, Inc., 4.10%, dated 06/04/2025, due On Demand (collateralized by Israel International Bond, 5.63% due 02/19/2035, market value $2,699,153) (o)	2,737,913	2,737,913
Barclays Capital, Inc., 3.85%, dated 06/04/2025, due 07/07/2025 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $1,032,188)	1,066,445	1,066,445
Barclays Capital, Inc., 3.85%, dated 06/04/2025, due 07/07/2025 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $641,333)	662,618	662,618
JPMorgan Chase Bank, N.A., 4.05%, dated 06/18/2025, due 07/31/2025 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $641,333)	673,307	673,307
JPMorgan Chase Bank, N.A., 4.05%, dated 06/18/2025, due 07/31/2025 (collateralized by African Export Import Bank, 3.99% due 09/21/2029, market value $1,032,188)	1,083,648	1,083,648
Barclays Capital, Inc., 4.10%, dated 05/14/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $2,449,405) (o)	2,442,674	2,442,674
Barclays Capital, Inc., 4.10%, dated 05/14/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $3,804,395) (o)	3,793,941	3,793,941
Barclays Capital, Inc., 4.10%, dated 04/30/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $1,250,760) (o)	1,274,223	1,274,223
Barclays Capital, Inc., 4.10%, dated 04/30/2025, due On Demand (collateralized by Mexican International Bond, 6.88% due 05/13/2037, market value $833,840) (o)	849,482	849,482
Barclays Capital, Inc., 4.05%, dated 03/14/2025, due On Demand (collateralized by Sasol Financing USA LLC, 4.38% due 09/18/2026, market value $840,478) (o)	869,741	869,741
Barclays Capital, Inc., 4.05%, dated 03/14/2025, due On Demand (collateralized by Sasol Financing USA LLC, 4.38% due 09/18/2026, market value $845,398) (o)	874,833	874,833
Barclays Capital, Inc., 4.05%, dated 03/10/2025, due On Demand (collateralized by Sasol Financing USA LLC, 4.38% due 09/18/2026, market value $1,378,816) (o)	1,424,190	1,424,190

TOTAL REPURCHASE AGREEMENTS (COST $82,589,663)	82,589,663	82,589,663

TOTAL INVESTMENTS IN SECURITIES — 90.0% (COST $3,122,284,323)		3,381,008,164

TOTAL SECURITIES SOLD SHORT — (23.5)% (PROCEEDS $832,318,432)		(882,528,759)

Other Assets and Liabilities(p) — 33.5%		1,257,052,300

Net Assets — 100.0%		$3,755,531,705

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (23.5)%
COMMON STOCK — (17.6)%
Africa — 0.0%
Materials — 0.0%
Harmony Gold Mining Co. Ltd., ADR	5,400	$(75,438)
IAMGOLD Corp. (a)	400	(2,940)

		(78,378)

Total Africa		(78,378)

Asia — (0.7)%
Automobiles & Components — (0.1)%
ECARX Holdings, Inc. (a)	47	(96)
Ezgo Technologies Ltd. (a)	20	(6)
Honda Motor Co. Ltd., ADR	12,800	(369,024)
Li Auto, Inc., ADR (a)	11,500	(311,765)
Lotus Technology, Inc., ADR (a)	300	(660)
NIO, Inc., ADR (a)	221,000	(758,030)
Polestar Automotive Holding U.K. PLC, ADR (a)	2,240	(2,397)
Toyota Motor Corp., ADR	13,500	(2,325,510)
WeRide, Inc., ADR (a)	1,000	(7,880)
ZEEKR Intelligent Technology Holding Ltd., ADR (a)	4,300	(109,650)

		(3,885,018)

Banks — 0.0%
Mitsubishi UFJ Financial Group, Inc., ADR	69,600	(954,912)
Sumitomo Mitsui Financial Group, Inc., ADR	27,000	(407,970)

		(1,362,882)

Capital Goods — 0.0%
BAIYU Holdings, Inc. (a),(c)	5,388	(964)
EHang Holdings Ltd., ADR (a)	3,000	(52,080)
Emeren Group Ltd., ADR (a)	5,400	(10,098)
FBS Global Ltd. (a)	500	(304)
Inlif Ltd. (a)	50	(58)

		(63,504)

Commercial & Professional Services — 0.0%
Earlyworks Co., Ltd., ADR (a)	40	(72)
Guardforce AI Co., Ltd. (a)	2,500	(2,875)

		(2,947)

Consumer Durables & Apparel — 0.0%
Neo-Concept International Group Holdings Ltd. (a)	7	(16)

Consumer Services — 0.0%
BTC Digital Ltd. (a)	36	(112)
Color Star Technology Co. Ltd. (a)	200	(174)
E-Home Household Service Holdings Ltd. (a)	800	(2,040)
Genius Group Ltd. (a)	23,292	(31,677)
Golden Sun Health Technology Group Ltd. (a)	400	(952)
Quantasing Group Ltd., ADR (a)	1,700	(16,065)
TAL Education Group, ADR (a)	3,400	(34,748)
TCTM Kids IT Education, Inc., ADR (a)	18	(18)
Youdao, Inc., ADR (a)	2,300	(19,780)

		(105,566)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Diversified Financials — 0.0%
AGM Group Holdings, Inc. (a)	100	$(233)
Garden Stage Ltd. (a)	1,627	(2,522)
Kaspi.KZ JSC, ADR	100	(8,489)
mF International Ltd. (a)	2,300	(13,938)
Triller Group, Inc. (a)	21	(20)

		(25,202)

Food, Beverage & Tobacco — 0.0%
Origin Agritech Ltd. (a)	674	(687)

Health Care Equipment & Services — 0.0%
Jin Medical International Ltd. (a)	300	(193)

Household & Personal Products — 0.0%
Yatsen Holding Ltd., ADR (a)	4,220	(40,681)

Insurance — 0.0%
Huize Holding Ltd., ADR (a)	100	(209)

Materials — 0.0%
POSCO Holdings, Inc., ADR	200	(9,698)
Tantech Holdings Ltd. (a)	240	(470)

		(10,168)

Media & Entertainment — (0.1)%
AirNet Technology, Inc. (a)	1,000	(630)
Autohome, Inc., ADR	900	(23,211)
Baidu, Inc., ADR (a)	40,300	(3,456,128)
Blue Hat Interactive Entertainment Technology (a)	42	(73)
Everbright Digital Holding Ltd. (a)	1,473	(8,823)
Fangdd Network Group Ltd. (a)	100	(212)
GD Culture Group Ltd. (a)	3,000	(11,280)
Global Mofy AI Ltd. (a)	100	(258)
Haoxi Health Technology Ltd. (a)	200	(256)
QMMM Holdings Ltd. (a)	7,600	(10,640)
Smart Digital Group Ltd. (a)	97	(1,106)
Sohu.com Ltd., ADR (a)	300	(3,993)
Webtoon Entertainment, Inc. (a)	1,200	(10,896)
WiMi Hologram Cloud, Inc. (a)	10	(28)
Zhihu, Inc., ADR (a)	5,666	(22,551)

		(3,550,085)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Dr. Reddy’s Laboratories Ltd., ADR	4,700	(70,641)
Scilex Holding Co. (a)	318	(1,873)
Takeda Pharmaceutical Co. Ltd., ADR	8,900	(137,594)

		(210,108)

Real Estate Management & Development — (0.1)%
KE Holdings, Inc., ADR	85,700	(1,520,318)

Retailing — (0.2)%
Alibaba Group Holding Ltd., ADR (b)	1,033	(117,153)
GigaCloud Technology, Inc. (a)	9,700	(191,866)
NaaS Technology, Inc., ADR (a)	1,000	(800)
PDD Holdings, Inc., ADR (a)	67,500	(7,064,550)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Uxin Ltd., ADR (a)	1,288	$(4,740)

		(7,379,109)

Semiconductors & Semiconductor Equipment — (0.2)%
Advantest Corp. (b)	100	(7,413)
Allegro MicroSystems, Inc. (a)	9,800	(335,062)
ASE Technology Holding Co. Ltd., ADR	17,900	(184,907)
Daqo New Energy Corp., ADR (a)	19,100	(289,747)
indie Semiconductor, Inc. (a)	5,100	(18,156)
JinkoSolar Holding Co. Ltd., ADR	9,900	(210,078)
Kioxia Holdings Corp. (a),(b)	1,600	(27,841)
STMicroelectronics NV (b)	1,140	(34,667)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	28,421	(6,437,072)
Tokyo Electron Ltd. (b)	3,600	(689,433)

		(8,234,376)

Software & Services — 0.0%
BIT Mining Ltd., ADR (a)	50	(103)
Bit Origin Ltd. (a)	1,600	(253)
Datasea, Inc. (a)	33	(64)
Kingsoft Cloud Holdings Ltd., ADR (a)	3,000	(37,560)
Link Motion, Inc., ADR (a),(c)	11,000	0
Mercurity Fintech Holding, Inc. (a)	1,300	(5,005)
MMTEC, Inc. (a)	1,295	(1,373)
Nukkleus, Inc. (a)	700	(7,651)
Pony AI, Inc., ADR (a)	5,300	(69,960)
Trident Digital Tech Holdings Ltd., ADR (a)	5,600	(1,356)
Xiao I Corp., ADR (a)	1,200	(3,432)
Xunlei Ltd., ADR (a)	400	(1,620)

		(128,377)

Technology Hardware & Equipment — 0.0%
Fabrinet (a)	1,900	(559,892)
UTime Ltd. (a)	588	(564)

		(560,456)

Telecommunication Services — 0.0%
FingerMotion, Inc. (a)	25	(51)

Transportation — 0.0%
Primega Group Holdings Ltd. (a)	100	(78)
Ryde Group Ltd. (a)	3,743	(1,123)
Shengfeng Development Ltd. (a)	400	(400)
ZTO Express Cayman, Inc., ADR	9,300	(165,075)

		(166,676)

Utilities — 0.0%
ReNew Energy Global PLC (a)	3,200	(22,112)

Total Asia		(27,268,741)

Europe — (0.7)%
Automobiles & Components — (0.1)%
Aptiv PLC (a)	20,600	(1,405,332)
Bayerische Motoren Werke AG (a),(b)	64	(5,700)

		(1,411,032)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Banks — 0.0%
Barclays PLC, ADR	64,500	$(1,199,055)
ING Groep NV, ADR	47,100	(1,030,077)
ING Groep NV (b)	439	(9,622)
Lloyds Banking Group PLC, ADR	85,200	(362,100)
NatWest Group PLC, ADR	10,300	(145,745)

		(2,746,599)

Capital Goods — 0.0%
ABB Ltd. (b)	4,181	(250,562)
Alfa Laval AB (b)	456	(19,206)
Daimler Truck Holding AG (b)	445	(21,113)
Epiroc AB (b)	1,326	(28,854)
Fusion Fuel Green PLC, A Shares (a)	400	(80)
Geberit AG (a),(b)	103	(81,117)
Knorr-Bremse AG (b)	224	(21,727)
MTU Aero Engines AG (b)	87	(38,650)
Rexel SA (b)	343	(10,579)
Siemens Energy AG (a),(b)	800	(93,505)
SKF AB (a),(b)	1,382	(31,745)
Spirax Group PLC (b)	79	(6,460)
T1 Energy, Inc. (a)	5,000	(6,150)
Vat Group AG (a),(b),(d)	90	(38,136)
Vestas Wind Systems AS (b)	3,513	(52,769)
Wallbox NV (a)	3,300	(1,048)
Wartsila OYJ Abp (b)	1,410	(33,324)

		(735,025)

Commercial & Professional Services — 0.0%
Bureau Veritas SA (b)	680	(23,210)
Cimpress PLC (a)	800	(37,600)
Randstad NV (a),(b)	319	(14,744)
Rentokil Initial PLC, ADR	3,400	(81,600)
Securitas AB (b)	432	(6,468)
SGS SA (b)	307	(31,171)
WNS Holdings Ltd. (a)	500	(31,620)

		(226,413)

Consumer Durables & Apparel — 0.0%
Birkenstock Holding PLC (a)	11,500	(565,570)
Connexa Sports Technologies In (a)	1	(1)

		(565,571)

Consumer Services — (0.1)%
Flutter Entertainment PLC (a)	11,900	(3,400,544)
Soho House & Co., Inc., A Shares (a)	2,500	(18,375)

		(3,418,919)

Diversified Financials — (0.1)%
Deutsche Bank AG	36,500	(1,068,720)
Deutsche Boerse AG (b)	24	(7,841)
UBS Group AG	47,265	(1,598,502)

		(2,675,063)

Energy — 0.0%
Ardmore Shipping Corp.	5,300	(50,880)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Eni SpA (b)	1,317	$(21,275)
Frontline PLC	300	(4,923)
Seadrill Ltd. (a)	21,100	(553,875)
SFL Corp. Ltd.	1,100	(9,163)
TotalEnergies SE (b)	6,938	(424,069)

		(1,064,185)

Food & Staples Retailing — 0.0%
Koninklijke Ahold Delhaize NV (b)	1,228	(51,289)

Food, Beverage & Tobacco — 0.0%
Anheuser-Busch InBev SA, ADR	5,000	(343,600)
Anheuser-Busch InBev SA (b)	562	(38,666)
Danone SA (b)	817	(66,850)
Diageo PLC, ADR	2,200	(221,848)
Pernod Ricard SA (b)	470	(46,883)

		(717,847)

Health Care Equipment & Services — 0.0%
EssilorLuxottica SA (b)	238	(65,353)
Koninklijke Philips NV	20,204	(484,492)
OneMedNet Corp. (a)	4,769	(2,719)
Siemens Healthineers AG (b),(d)	1,663	(92,320)
Smith & Nephew PLC, ADR	14,800	(453,324)

		(1,098,208)

Insurance — 0.0%
Allianz SE (b)	28	(11,363)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	26	(16,883)

		(28,246)

Materials — 0.0%
ArcelorMittal SA	13,900	(438,962)
Atlas Lithium Corp. (a)	3,300	(12,474)
BASF SE (b)	1,966	(97,237)
Critical Metals Corp. (a)	900	(3,222)
Lifezone Metals Ltd. (a)	400	(1,648)

		(553,543)

Media & Entertainment — 0.0%
Manchester United PLC (a)	700	(12,467)
WPP PLC, ADR	4,700	(164,547)

		(177,014)

Pharmaceuticals, Biotechnology & Life Sciences — (0.1)%
Abivax SA, ADR (a)	300	(2,295)
ADC Therapeutics SA (a)	309	(828)
Alvotech SA (a)	1,400	(12,768)
Autolus Therapeutics PLC, ADR (a)	1,200	(2,736)
BioNTech SE, ADR (a)	8,100	(862,407)
Galapagos NV, ADR (a)	400	(11,196)
Immatics NV (a)	1,800	(9,684)
Merck KGaA (a),(b)	329	(42,658)
Newamsterdam Pharma Co. NV (a)	2,100	(38,031)
Novo Nordisk AS, ADR (b)	33,267	(2,296,088)
Novo Nordisk AS (b)	6,385	(443,157)
Roche Holding AG (a),(b)	568	(185,406)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tiziana Life Sciences Ltd. (a)	500	$(790)
Verona Pharma PLC, ADR (a)	300	(28,374)

		(3,936,418)

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	7,800	(31,356)
LuxExperience BV, ADR (a)	900	(7,146)

		(38,502)

Semiconductors & Semiconductor Equipment — (0.1)%
NXP Semiconductors NV	9,800	(2,141,202)

Software & Services — (0.1)%
Argo Blockchain PLC, ADR (a)	6,600	(1,234)
Arqit Quantum, Inc. (a)	10	(370)
Dassault Systemes SE (b)	1,623	(58,750)
Endava PLC, ADR (a)	2,300	(35,236)
Nebius Group NV (a)	21,400	(1,184,062)
SAP SE, ADR	10,000	(3,041,000)

		(4,320,652)

Technology Hardware & Equipment — (0.1)%
Logitech International SA	200	(18,026)
Nokia OYJ, ADR	114,100	(591,038)
SMX Security Matters PLC (a)	97	(411)
TE Connectivity PLC (b)	7,177	(1,210,545)
Telefonaktiebolaget LM Ericsson, ADR	52,200	(442,656)

		(2,262,676)

Telecommunication Services — 0.0%
Sunrise Communications AG, ADR (a)	1,600	(90,480)
Vodafone Group PLC, ADR	5,500	(58,630)

		(149,110)

Transportation — 0.0%
Aeroports de Paris SA (b)	81	(10,155)
AP Moller - Maersk AS (b)	18	(33,475)
Deutsche Lufthansa AG (b)	6,935	(58,876)
Deutsche Post AG (b)	1,022	(47,339)

		(149,845)

Utilities — 0.0%
National Grid PLC, ADR	3,700	(275,317)

Total Europe		(28,742,676)

Middle East — 0.0%
Automobiles & Components — 0.0%
Foresight Autonomous Holdings Ltd., ADR (a)	388	(179)
REE Automotive Ltd. (a)	100	(60)

		(239)

Capital Goods — 0.0%
Brenmiller Energy Ltd. (a)	2	(5)
Kornit Digital Ltd. (a)	600	(11,946)

		(11,951)

Health Care Equipment & Services — 0.0%
GlucoTrack, Inc. (a)	100	(600)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
ICL Group Ltd.	4,400	$(30,272)

Media & Entertainment — 0.0%
Yalla Group Ltd., ADR (a)	900	(6,066)

Retailing — 0.0%
Global-e Online Ltd. (a)	14,900	(499,746)

Software & Services — 0.0%
Beamr Imaging Ltd. (a)	800	(2,524)
Check Point Software Technologies Ltd. (a),(b)	244	(53,985)
Hub Cyber Security Ltd. (a)	2,360	(4,531)
Nice Ltd., ADR (a)	1,300	(219,583)

		(280,623)

Technology Hardware & Equipment — 0.0%
Arbe Robotics Ltd. (a)	700	(1,246)
Gauzy Ltd. (a)	200	(1,688)
Innoviz Technologies Ltd. (a)	45,500	(74,620)
ParaZero Technologies Ltd. (a)	5,550	(6,937)
Rail Vision Ltd. (a)	4,400	(1,431)

		(85,922)

Utilities — 0.0%
Enlight Renewable Energy Ltd. (a)	200	(4,546)

Total Middle East		(919,965)

North America — (16.1)%
Automobiles & Components — (0.1)%
BorgWarner, Inc.	5,000	(167,400)
Cooper-Standard Holdings, Inc. (a)	500	(10,750)
Faraday Future Intelligent Electric, Inc. (a)	14,400	(24,192)
FLY-E Group, Inc. (a)	200	(182)
Ford Motor Co. (b)	2,796	(30,337)
Gentex Corp.	5,100	(112,149)
Gentherm, Inc. (a)	1,100	(31,119)
Goodyear Tire & Rubber Co. (a)	68,100	(706,197)
Harley-Davidson, Inc.	1,800	(42,480)
LCI Industries	1,500	(136,785)
Lear Corp.	7,200	(683,856)
Lucid Group, Inc. (a)	20,300	(42,833)
Modine Manufacturing Co. (a)	12,500	(1,231,250)
Patrick Industries, Inc.	1,350	(124,564)
Phinia, Inc.	1,400	(62,286)
Rivian Automotive, Inc. (a),(b)	1,230	(16,900)
Solid Power, Inc. (a)	34,700	(75,993)
Stellantis NV (b)	79,498	(797,365)
Tesla, Inc. (a),(b)	458	(145,488)
Thor Industries, Inc.	500	(44,405)
Volcon, Inc. (a)	151	(1,062)
Workhorse Group, Inc. (a)	1	(1)
Worksport Ltd. (a)	1,705	(4,825)
XPEL, Inc. (a)	1,500	(53,850)

		(4,546,269)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Banks — (2.8)%
Amerant Bancorp, Inc.	1,009	$(18,394)
Associated Banc-Corp.	20,172	(491,995)
Atlantic Union Bankshares Corp.	30	(938)
Axos Financial, Inc. (a)	46,272	(3,518,523)
Banc of California, Inc.	6,724	(94,472)
Bancorp, Inc. (a)	44,752	(2,549,521)
Bank of Montreal	1,300	(143,819)
Bank of Nova Scotia	10,900	(602,443)
Bank OZK	166,418	(7,831,631)
Bankwell Financial Group, Inc.	4,342	(156,442)
Burke & Herbert Financial Services Corp.	2,690	(160,674)
Cadence Bank	30,027	(960,263)
Canadian Imperial Bank of Commerce	2,400	(169,992)
Capital Bancorp, Inc.	10,758	(361,254)
City Holding Co.	43,937	(5,378,768)
Civista Bancshares, Inc.	11,301	(262,183)
Columbia Banking System, Inc.	72,686	(1,699,399)
East West Bancorp, Inc.	114,603	(11,572,611)
Fifth Third Bancorp	369,571	(15,200,455)
First Citizens BancShares, Inc.	600	(1,173,882)
First Horizon Corp.	300	(6,360)
Firstsun Capital Bancorp (a)	1,690	(58,727)
Flagstar Financial, Inc.	3,832	(40,619)
FNB Corp.	20,172	(294,108)
Hancock Whitney Corp.	28,656	(1,644,854)
Home BancShares, Inc.	92,454	(2,631,241)
Huntington Bancshares, Inc.	932,988	(15,636,879)
KeyCorp	155,369	(2,706,528)
MidWestOne Financial Group, Inc.	7,129	(205,101)
OceanFirst Financial Corp.	12,405	(218,452)
Old National Bancorp	30,800	(657,272)
Pathward Financial, Inc.	50,254	(3,976,096)
Pinnacle Financial Partners, Inc.	500	(55,205)
Preferred Bank	56,481	(4,888,148)
Regions Financial Corp.	3,378	(79,451)
Renasant Corp.	300	(10,779)
ServisFirst Bancshares, Inc.	14,248	(1,104,362)
Simmons First National Corp., Class A	53,762	(1,019,328)
SouthState Corp.	67,214	(6,185,704)
Toronto-Dominion Bank	37,100	(2,724,995)
Triumph Financial, Inc. (a)	11,655	(642,307)
Trustmark Corp.	61,177	(2,230,513)
United Bankshares, Inc.	3,685	(134,245)
Valley National Bancorp	63,878	(570,431)
WaFd, Inc.	33	(966)
Washington Trust Bancorp, Inc.	15,186	(429,460)
Wintrust Financial Corp.	805	(99,804)
WSFS Financial Corp.	1,100	(60,500)
Zions Bancorp NA	72,618	(3,771,779)

		(104,431,873)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Capital Goods — (0.7)%
3M Co.	9,700	$(1,476,728)
A.O. Smith Corp. (b)	614	(40,260)
Advanced Drainage Systems, Inc.	900	(103,374)
AeroVironment, Inc. (a),(b)	3,226	(919,249)
AgEagle Aerial Systems, Inc. (a)	4,400	(4,532)
AirJoule Technologies Corp. (a)	100	(463)
Allegion PLC	200	(28,824)
Alta Equipment Group, Inc.	300	(1,896)
Ameresco, Inc., Class A (a)	1,800	(27,342)
American Superconductor Corp. (a)	1,700	(62,373)
Array Technologies, Inc. (a)	6,700	(39,530)
ATS Corp. (a)	2,800	(89,264)
AZEK Co., Inc. (a)	3,600	(195,660)
Babcock & Wilcox Enterprises, Inc. (a)	2,700	(2,598)
Blink Charging Co. (a)	10,300	(9,681)
Brookfield Business Corp.	300	(9,360)
Builders FirstSource, Inc. (a),(b)	1,500	(175,035)
Byrna Technologies, Inc. (a)	800	(24,704)
Carlisle Cos., Inc.	700	(261,380)
Caterpillar, Inc. (b)	628	(243,796)
Chart Industries, Inc. (a)	4,900	(806,785)
Complete Solaria, Inc. (a)	5,870	(10,801)
Core & Main, Inc., Class A (a)	200	(12,070)
Deere & Co.	15,000	(7,627,350)
DNOW, Inc. (a)	100	(1,483)
Dover Corp. (b)	328	(60,099)
Draganfly, Inc. (a)	1,300	(4,121)
Eaton Corp. PLC	2,200	(785,378)
Emerson Electric Co. (b)	2,943	(392,390)
Energy Focus, Inc. (a)	7	(17)
Enovix Corp. (a)	12,900	(133,386)
Eos Energy Enterprises, Inc. (a)	17,700	(90,624)
ESS Tech, Inc. (a)	2,413	(3,209)
Everus Construction Group, Inc. (a)	800	(50,824)
Fastenal Co.	52,198	(2,192,316)
Ferguson Enterprises, Inc.	4,900	(1,066,975)
Ferrovial SE	1	(54)
Fluor Corp. (a)	5,800	(297,366)
Fortune Brands Innovations, Inc. (b)	1,603	(82,522)
FTAI Aviation Ltd. (b)	6,786	(780,661)
FTC Solar, Inc. (a)	2,134	(9,667)
Gates Industrial Corp. PLC (a)	800	(18,424)
Generac Holdings, Inc. (a)	300	(42,963)
General Electric Co.	2,300	(591,997)
GrafTech International Ltd. (a)	2,400	(2,334)
Hayward Holdings, Inc. (a)	1,000	(13,800)
HEICO Corp. (b)	24	(7,872)
Herc Holdings, Inc.	25	(3,292)
Hillenbrand, Inc.	1,900	(38,133)
Hillman Solutions Corp. (a)	600	(4,284)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Howmet Aerospace, Inc.	3,800	$(707,294)
Hubbell, Inc.	400	(163,364)
Huntington Ingalls Industries, Inc. (b)	181	(43,704)
Hyliion Holdings Corp. (a)	400	(528)
IDEX Corp. (b)	232	(40,732)
Illinois Tool Works, Inc. (b)	201	(49,697)
Ingersoll Rand, Inc. (b)	981	(81,600)
JBT Marel Corp.	1,700	(204,442)
Kratos Defense & Security Solutions, Inc. (a)	7,400	(343,730)
KULR Technology Group, Inc. (a)	8,000	(57,040)
Laser Photonics Corp. (a)	400	(1,076)
Lockheed Martin Corp. (b)	102	(47,240)
Masco Corp. (b)	1,679	(108,060)
Momentus, Inc. (a)	1,128	(1,376)
NANO Nuclear Energy, Inc. (a)	5,000	(172,450)
Nauticus Robotics, Inc. (a)	100	(92)
NeoVolta, Inc. (a)	1,200	(3,960)
New Horizon Aircraft Ltd. (a)	3,818	(6,529)
NEXTracker, Inc., Class A (a)	20,096	(1,092,620)
NN, Inc. (a)	700	(1,470)
Northann Corp. (a)	11,379	(1,821)
Northrop Grumman Corp. (b)	114	(56,998)
nVent Electric PLC	900	(65,925)
Pentair PLC (b)	61	(6,262)
Powell Industries, Inc.	1,100	(231,495)
Primoris Services Corp.	800	(62,352)
Quanta Services, Inc.	4,500	(1,701,360)
QXO, Inc. (a)	25	(539)
Regal Rexnord Corp.	3,700	(536,352)
Resideo Technologies, Inc. (a)	3,300	(72,798)
Richtech Robotics, Inc. (a)	25,400	(49,530)
Rocket Lab Corp. (a)	5,300	(189,581)
Rockwell Automation, Inc. (b)	678	(225,211)
RTX Corp.	16,700	(2,438,534)
Schneider Electric SE (b)	330	(88,600)
Sensata Technologies Holding PLC	700	(21,077)
Shoals Technologies Group, Inc. (a)	400	(1,700)
Solidion Technology, Inc. (a)	100	(394)
Spirit AeroSystems Holdings, Inc. (a)	5,300	(202,195)
Standex International Corp.	200	(31,296)
Stanley Black & Decker, Inc.	3,300	(223,575)
Stem, Inc. (a)	100	(623)
Sunrun, Inc. (a)	59,215	(484,379)
Textron, Inc.	400	(32,116)
TransDigm Group, Inc. (a),(b)	25	(38,016)
UFP Industries, Inc.	400	(39,744)
Valmont Industries, Inc.	300	(97,971)
Vertiv Holdings Co.	12,200	(1,566,602)
Virgin Galactic Holdings, Inc. (a)	10	(27)
Voyager Technologies, Inc. (a)	300	(11,775)
WillScot Holdings Corp.	4,300	(117,820)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Xometry, Inc. (a)	3,000	$(101,370)

		(30,672,288)

Commercial & Professional Services — (0.4)%
Acuren Corp. (a)	100	(1,104)
ACV Auctions, Inc., Class A (a)	8,000	(129,760)
Alight, Inc.	26,700	(151,122)
ALT5 Sigma Corp. (a)	1,336	(9,679)
Amentum Holdings, Inc. (a)	1,109	(26,183)
BlackSky Technology, Inc. (a)	4,258	(87,630)
Booz Allen Hamilton Holding Corp. (b)	296	(30,822)
Broadridge Financial Solutions, Inc. (b)	422	(102,559)
CACI International, Inc. (a)	1,000	(476,700)
Casella Waste Systems, Inc. (a)	900	(103,842)
Ceridian HCM Holding, Inc. (a)	24,900	(1,379,211)
Clarivate PLC (a)	66,700	(286,810)
Concentrix Corp.	2,600	(137,423)
Conduent, Inc. (a)	2,200	(5,808)
Copart, Inc. (a)	45,800	(2,247,406)
Enviri Corp. (a)	1,200	(10,416)
Equifax, Inc. (b)	616	(159,772)
First Advantage Corp. (a)	2,486	(41,292)
FiscalNote Holdings, Inc. (a)	4,000	(2,146)
Knightscope, Inc. (a)	1,544	(7,627)
Korn Ferry	300	(21,999)
LanzaTech Global, Inc. (a)	11,303	(3,065)
Montrose Environmental Group, Inc. (a)	4,100	(89,749)
MSA Safety, Inc.	195	(32,668)
Nixxy, Inc. (a)	400	(836)
NV5 Global, Inc. (a)	200	(4,618)
Odyssey Marine Exploration, Inc. (a)	1,253	(1,479)
Paychex, Inc.	20,600	(2,996,476)
Perma-Fix Environmental Services, Inc. (a)	3,300	(34,716)
Planet Labs PBC (a)	4,800	(29,280)
Quest Resource Holding Corp. (a)	300	(606)
RB Global, Inc.	31,100	(3,302,509)
Resources Connection, Inc.	100	(537)
Rollins, Inc.	798	(45,023)
Spire Global, Inc. (a)	50	(595)
SS&C Technologies Holdings, Inc. (b)	13,437	(1,112,584)
Tetra Tech, Inc.	800	(28,768)
TransUnion (b)	4,499	(395,912)
Veralto Corp. (b)	1,278	(129,014)
Vestis Corp.	7,500	(42,975)
VSE Corp.	100	(13,098)

		(13,683,819)

Consumer Durables & Apparel — (0.2)%
Aterian, Inc. (a)	300	(498)
Capri Holdings Ltd. (a)	25,300	(447,810)
Champion Homes, Inc. (a)	200	(12,522)
Crocs, Inc. (a)	3,600	(364,608)
DR Horton, Inc. (b)	913	(117,704)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dream Finders Homes, Inc. (a)	400	$(10,052)
Funko, Inc. (a)	200	(952)
Hasbro, Inc.	2,900	(214,078)
Helen of Troy Ltd. (a)	800	(22,704)
Installed Building Products, Inc. (b)	215	(38,769)
KB Home (b)	920	(48,732)
Kontoor Brands, Inc.	300	(19,791)
Lakeland Industries, Inc.	200	(2,722)
Latham Group, Inc. (a)	1,800	(11,484)
Lennar Corp., Class A (b)	1,019	(112,712)
Lululemon Athletica, Inc. (a)	3,500	(831,530)
Mattel, Inc. (a)	25,200	(496,944)
Outdoor Holding Co. (a)	6,500	(8,320)
PLBY Group, Inc. (a)	19,664	(31,856)
Purple Innovation, Inc. (a)	3,800	(2,771)
PVH Corp.	8,398	(576,103)
SharkNinja, Inc. (a)	100	(9,899)
Skechers USA, Inc. (a)	44,200	(2,789,020)
Somnigroup International, Inc.	50,500	(3,436,525)
SRM Entertainment, Inc. (a)	1,000	(7,750)
Steven Madden Ltd.	5,899	(141,458)
Toll Brothers, Inc. (b)	969	(110,592)
TopBuild Corp. (a),(b)	333	(107,805)
Traeger, Inc. (a)	2,600	(4,446)
Vera Bradley, Inc. (a)	101	(223)
Whirlpool Corp.	4,100	(415,822)

		(10,396,202)

Consumer Services — (1.4)%
Airbnb, Inc., Class A (a),(b)	1,853	(245,226)
Aramark	22,800	(954,636)
Boyd Gaming Corp.	3,100	(242,513)
Caesars Entertainment, Inc. (a)	59,076	(1,677,168)
Carnival Corp. (a)	13,500	(379,620)
Chipotle Mexican Grill, Inc. (a)	65,300	(3,666,595)
Churchill Downs, Inc.	200	(20,200)
Darden Restaurants, Inc.	4,500	(980,865)
Dave & Buster’s Entertainment, Inc. (a)	11,599	(348,898)
DraftKings, Inc. (a)	51,030	(2,188,677)
El Pollo Loco Holdings, Inc. (a)	100	(1,101)
Expedia Group, Inc. (b)	5,093	(859,087)
Frontdoor, Inc. (a)	2,300	(135,562)
Full House Resorts, Inc. (a)	2,200	(8,052)
Hilton Grand Vacations, Inc. (a)	4,000	(166,120)
Hyatt Hotels Corp.	699	(97,615)
Inspirato, Inc. (a)	29	(99)
International Game Technology PLC	3,000	(47,430)
Jack in the Box, Inc.	900	(15,714)
KinderCare Learning Cos., Inc. (a)	300	(3,030)
Krispy Kreme, Inc.	27,700	(80,607)
Las Vegas Sands Corp.	64,100	(2,788,991)
Light & Wonder, Inc. (a)	800	(77,008)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Lucky Strike Entertainment Corp.	200	$(1,826)
Marriott International, Inc.	15,500	(4,234,755)
Marriott Vacations Worldwide Corp.	3,100	(224,161)
McDonald’s Corp.	21,200	(6,194,004)
MGM Resorts International (a)	40,600	(1,396,234)
Mister Car Wash, Inc. (a)	3,000	(18,030)
Nerdy, Inc. (a)	14,500	(23,635)
Noodles & Co. (a)	2,500	(1,782)
Norwegian Cruise Line Holdings Ltd. (a),(b)	6,113	(123,972)
ONE Group Hospitality, Inc. (a)	400	(1,620)
Papa John’s International, Inc.	3,470	(169,822)
Penn Entertainment, Inc. (a)	44,500	(795,215)
Planet Fitness, Inc., Class A (a)	8,849	(964,983)
Pursuit Attractions & Hospitality, Inc. (a)	200	(5,766)
Restaurant Brands International, Inc.	20,800	(1,378,832)
Royal Caribbean Cruises Ltd.	20,300	(6,356,742)
SeaWorld Entertainment, Inc. (a),(b)	2,585	(121,883)
Six Flags Entertainment Corp.	30,588	(930,793)
Starbucks Corp.	81,900	(7,504,497)
Travel & Leisure Co.	800	(41,288)
Udemy, Inc. (a)	1,400	(9,842)
Viking Holdings Ltd. (a),(b)	5,606	(298,744)
Wendy’s Co.	35,100	(400,842)
Wingstop, Inc.	1,600	(538,784)
Wyndham Hotels & Resorts, Inc. (b)	8,764	(711,724)
Wynn Resorts Ltd.	16,500	(1,545,555)
Yum! Brands, Inc.	3,200	(474,176)

		(49,454,321)

Diversified Financials — (2.2)%
Acacia Research Corp. (a)	1,200	(4,296)
Affirm Holdings, Inc. (a)	5,068	(350,402)
AGNC Investment Corp.	293,300	(2,695,427)
AlTi Global, Inc. (a)	2,200	(9,130)
American Express Co.	23,112	(7,372,266)
Annaly Capital Management, Inc.	22,750	(428,155)
Ares Management Corp.	14,100	(2,442,120)
AvidXchange Holdings, Inc. (a)	3,500	(34,265)
B Riley Financial, Inc.	700	(2,079)
Bakkt Holdings, Inc. (a)	340	(4,743)
Bank of New York Mellon Corp.	1,600	(145,776)
Berkshire Hathaway, Inc., Class B (a),(b)	11,745	(5,705,369)
Berkshire Hathaway, Inc. (a),(b)	1	(728,800)
Better Home & Finance Holding Co. (a)	1,192	(14,769)
Block, Inc. (a)	21,300	(1,446,909)
Blue Owl Capital Corp.	14,200	(203,628)
Blue Owl Capital, Inc.	16,700	(320,807)
Brookfield Asset Management Ltd.	20,000	(1,105,600)
Brookfield Corp.	55,567	(3,436,819)
Cantaloupe, Inc. (a)	900	(9,891)
Capital One Financial Corp.	20,267	(4,312,007)
Carlyle Group, Inc.	3,500	(179,900)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Cboe Global Markets, Inc.	40,317	$(9,402,328)
Claros Mortgage Trust, Inc.	600	(1,710)
Cohen & Steers, Inc.	100	(7,535)
Corpay, Inc. (a)	7,548	(2,504,577)
DigitalBridge Group, Inc.	4,506	(46,637)
Enova International, Inc. (a)	90,713	(10,116,314)
Euronet Worldwide, Inc. (a)	34,750	(3,522,955)
FactSet Research Systems, Inc. (b)	97	(43,386)
Fidelity National Information Services, Inc.	86,700	(7,058,247)
Fiserv, Inc. (a),(b)	2,868	(494,472)
Forge Global Holdings, Inc. (a)	1,331	(25,342)
Galaxy Digital, Inc. (a)	300	(6,570)
Global Payments, Inc.	6,700	(536,268)
Granite Point Mortgage Trust, Inc.	300	(741)
HA Sustainable Infrastructure Capital, Inc.	5,200	(139,672)
Invesco Ltd.	300	(4,731)
Jack Henry & Associates, Inc. (b)	4,487	(808,423)
KKR & Co., Inc.	17,900	(2,381,237)
loanDepot, Inc. (a)	1,300	(1,651)
LPL Financial Holdings, Inc.	2,100	(787,437)
Moody’s Corp. (b)	167	(83,766)
Mr. Cooper Group, Inc. (a)	1,600	(238,736)
MSCI, Inc., Class A (b)	214	(123,422)
Nasdaq, Inc.	6,362	(568,890)
NCR Atleos Corp. (a)	100	(2,853)
Nelnet, Inc.	100	(12,112)
NerdWallet, Inc. (a)	400	(4,388)
Netcapital, Inc. (a)	100	(686)
NewtekOne, Inc.	42,078	(474,640)
Northern Trust Corp.	4,300	(545,197)
PRA Group, Inc. (a)	200	(2,950)
Ready Capital Corp.	14,800	(64,676)
Regional Management Corp.	7,733	(225,881)
Remitly Global, Inc. (a)	14,800	(277,796)
Robinhood Markets, Inc. (a)	45,260	(4,237,694)
S&P Global, Inc. (b)	214	(112,840)
Sachem Capital Corp.	1,400	(1,680)
Shift4 Payments, Inc. (a)	9,300	(921,723)
StepStone Group, Inc.	3,500	(194,250)
StoneX Group, Inc. (a)	8,113	(739,419)
Synchrony Financial	9,700	(647,378)
TPG, Inc.	900	(47,205)
Tradeweb Markets, Inc.	25,280	(3,700,992)
Two Harbors Investment Corp.	350	(3,770)
Virtu Financial, Inc.	6,754	(302,512)

		(82,378,847)

Energy — (0.7)%
American Resources Corp. (a)	2,200	(1,822)
Amplify Energy Corp. (a)	1,034	(3,309)
APA Corp. (b)	8,155	(149,155)
Atlas Energy Solutions, Inc.	4,200	(56,154)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Baker Hughes Co.	62,900	$(2,411,586)
Baytex Energy Corp.	886	(1,586)
Borr Drilling Ltd.	15,600	(28,548)
BP PLC, ADR	48,100	(1,439,633)
Cactus, Inc.	6,000	(262,320)
Cameco Corp.	6,500	(482,495)
Cenovus Energy, Inc.	3,800	(51,680)
Chevron Corp. (b)	17,803	(2,549,212)
Chord Energy Corp. (b)	1,572	(152,248)
Civitas Resources, Inc. (b)	26,516	(729,720)
Clean Energy Fuels Corp. (a)	3,600	(7,020)
CNX Resources Corp. (a),(b)	9,201	(309,890)
Comstock, Inc. (a)	3,780	(14,326)
ConocoPhillips (b)	333	(29,883)
Core Laboratories, Inc.	300	(3,456)
Core Natural Resources, Inc.	2,321	(161,867)
Coterra Energy, Inc.	77,300	(1,961,874)
Crescent Energy Co., Class A	6,470	(55,642)
Delek U.S. Holdings, Inc.	300	(6,354)
Denison Mines Corp. (a)	118,500	(215,670)
Encore Energy Corp. (a)	2,200	(6,292)
Energy Fuels, Inc. (a)	59,400	(341,550)
Energy Vault Holdings, Inc. (a)	17,000	(12,186)
EOG Resources, Inc. (b)	8,526	(1,019,795)
EQT Corp.	11,590	(675,929)
Expro Group Holdings NV (a)	19,600	(168,364)
Exxon Mobil Corp. (b)	54,470	(5,871,866)
Gevo, Inc. (a)	21,000	(27,720)
Helix Energy Solutions Group, Inc. (a)	200	(1,248)
Helmerich & Payne, Inc.	6,700	(101,572)
Hess Corp.	5,200	(720,408)
International Seaways, Inc.	2,000	(72,960)
Kinetik Holdings, Inc.	20	(881)
KLX Energy Services Holdings, Inc. (a)	5,200	(9,724)
Murphy Oil Corp. (b)	5,319	(119,677)
NexGen Energy Ltd. (a)	36,300	(251,922)
NextDecade Corp. (a)	5,900	(52,569)
Nine Energy Service, Inc. (a)	11,800	(9,099)
Noble Corp. PLC	10,048	(266,774)
Northern Oil & Gas, Inc.	10,600	(300,510)
NOV, Inc.	400	(4,972)
Occidental Petroleum Corp. (b)	8,464	(355,573)
Oceaneering International, Inc. (a)	1,600	(33,152)
ONEOK, Inc.	14,776	(1,206,165)
OPAL Fuels, Inc. (a)	2,000	(4,840)
Patterson-UTI Energy, Inc.	81,315	(482,198)
PBF Energy, Inc. (b)	5,711	(123,757)
Peabody Energy Corp.	3,400	(45,628)
Permian Resources Corp. (b)	3,954	(53,853)
Phillips 66	100	(11,930)
Prairie Operating Co. (a)	300	(899)
ProFrac Holding Corp. (a)	3,500	(27,160)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Range Resources Corp. (b)	7,541	$(306,692)
Ring Energy, Inc. (a)	200	(159)
Schlumberger NV (b)	8,521	(288,010)
SEACOR Marine Holdings, Inc. (a)	1,700	(8,670)
Shell PLC, ADR	200	(14,082)
Sitio Royalties Corp.	7	(129)
Talos Energy, Inc. (a)	800	(6,784)
Targa Resources Corp.	500	(87,040)
Teekay Tankers Ltd.	37	(1,544)
TETRA Technologies, Inc. (a)	900	(3,024)
Texas Pacific Land Corp.	800	(845,112)
Tidewater, Inc. (a)	200	(9,226)
Uranium Energy Corp. (a)	65,400	(444,720)
Uranium Royalty Corp. (a)	41,000	(102,500)
Ur-Energy, Inc. (a)	70,200	(73,710)
VAALCO Energy, Inc.	6,641	(23,974)
Valaris Ltd. (a)	18,200	(766,402)
Valero Energy Corp. (b)	5,102	(685,811)
Venture Global, Inc.	3,100	(48,298)

		(27,182,510)

Food & Staples Retailing — (0.4)%
BJ’s Wholesale Club Holdings, Inc. (a)	2,200	(237,226)
Casey’s General Stores, Inc.	2,000	(1,020,540)
Dollar Tree, Inc. (a)	2,600	(257,504)
Maplebear, Inc. (a)	200	(9,048)
Performance Food Group Co. (a)	27,800	(2,431,666)
PriceSmart, Inc.	100	(10,504)
Sysco Corp.	56,600	(4,286,884)
Target Corp.	46,200	(4,557,630)
U.S. Foods Holding Corp. (a)	9,100	(700,791)
United Natural Foods, Inc. (a)	1,400	(32,634)
Walgreens Boots Alliance, Inc.	1,100	(12,628)
Walmart, Inc.	37,100	(3,627,638)

		(17,184,693)

Food, Beverage & Tobacco — (0.2)%
BRC, Inc. (a)	1,700	(2,227)
Brown-Forman Corp., Class B	26,900	(723,879)
Bunge Global SA	1,300	(104,364)
Celsius Holdings, Inc. (a)	12,100	(561,319)
CIMG, Inc. (a)	100	(28)
Constellation Brands, Inc.	3,600	(585,648)
Edible Garden AG, Inc. (a)	16	(42)
Ispire Technology, Inc. (a)	1,700	(4,352)
Keurig Dr. Pepper, Inc.	10,100	(333,906)
Mama’s Creations, Inc. (a)	300	(2,490)
Mondelez International, Inc., Class A	100,700	(6,791,208)
Oatly Group AB, ADR (a)	25	(297)
Post Holdings, Inc. (a)	900	(98,127)
Primo Brands Corp.	100	(2,962)
Westrock Coffee Co. (a)	3,000	(17,190)

		(9,228,039)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Health Care Equipment & Services — (0.4)%
Accuray, Inc. (a)	1,200	$(1,644)
AdaptHealth Corp. (a)	1,900	(17,917)
Alcon AG	26,800	(2,365,904)
Align Technology, Inc. (a)	3,200	(605,856)
Amedisys, Inc. (a)	1,624	(159,785)
AngioDynamics, Inc. (a)	200	(1,984)
Avinger, Inc. (a),(c)	266	(126)
Bausch & Lomb Corp. (a)	200	(2,602)
Baxter International, Inc.	3,600	(109,008)
Brookdale Senior Living, Inc. (a)	1,191	(8,289)
Bullfrog AI Holdings, Inc. (a)	2,400	(3,624)
Cardinal Health, Inc. (b)	402	(67,536)
Cencora, Inc. (b)	241	(72,264)
Claritev Corp. (a)	605	(27,304)
ClearPoint Neuro, Inc. (a)	1,200	(14,328)
Clover Health Investments Corp. (a)	35,000	(97,650)
Concentra Group Holdings Parent, Inc.	1,500	(30,855)
Cooper Cos., Inc. (a)	500	(35,580)
CVS Health Corp.	122,700	(8,463,846)
Delcath Systems, Inc. (a)	1,200	(16,320)
Dentsply Sirona, Inc.	500	(7,940)
Edwards Lifesciences Corp. (a)	900	(70,389)
Embecta Corp.	5,900	(57,171)
Enovis Corp. (a)	15,800	(495,488)
Envista Holdings Corp. (a)	43,100	(842,174)
Evolent Health, Inc. (a)	4,800	(54,048)
Femasys, Inc. (a)	1,700	(1,642)
Firefly Neuroscience, Inc. (a)	2,000	(5,660)
Fractyl Health, Inc. (a)	200	(324)
GE HealthCare Technologies, Inc.	54,200	(4,014,594)
GeneDx Holdings Corp. (a)	6,601	(609,338)
Glaukos Corp. (a)	5,200	(537,108)
HCA Healthcare, Inc. (b)	3,093	(1,184,928)
HealthEquity, Inc. (a)	1,200	(125,712)
Henry Schein, Inc. (a)	4,100	(299,505)
Hologic, Inc. (a)	1,000	(65,160)
Hyperfine, Inc. (a)	15,600	(11,226)
ICU Medical, Inc. (a)	2,800	(370,020)
IDEXX Laboratories, Inc. (a)	2,100	(1,126,314)
Inogen, Inc. (a)	300	(2,109)
Inspire Veterinary Partners, Inc. (a)	200	(344)
Intelligent Bio Solutions, Inc. (a)	1,400	(2,408)
iRhythm Technologies, Inc. (a)	3,400	(523,464)
Labcorp Holdings, Inc.	2,400	(630,024)
Lantheus Holdings, Inc. (a)	4,499	(368,288)
Masimo Corp. (a)	1,700	(285,974)
Monogram Technologies, Inc. (a)	900	(2,601)
MSP Recovery, Inc. (a)	104	(145)
NAYA Biosciences, Inc. (a)	619	(545)
Neogen Corp. (a)	39,600	(189,288)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
NeoGenomics, Inc. (a)	6,100	$(44,591)
Orchestra BioMed Holdings, Inc. (a)	1,038	(2,782)
Orthofix Medical, Inc. (a)	694	(7,738)
OrthoPediatrics Corp. (a)	300	(6,444)
PDL BioPharma, Inc. (a),(c)	4,500	(11,115)
Pediatrix Medical Group, Inc. (a)	500	(7,175)
Performant Healthcare, Inc. (a)	1,900	(7,600)
Phreesia, Inc. (a)	700	(19,922)
Predictive Oncology, Inc. (a)	23	(19)
Premier, Inc.	400	(8,772)
Pulse Biosciences, Inc. (a)	202	(3,048)
QuidelOrtho Corp. (a)	7,156	(206,236)
Quipt Home Medical Corp. (a)	1,500	(2,685)
ResMed, Inc. (b)	1,707	(440,406)
Rockwell Medical, Inc. (a)	2,436	(2,066)
Sanara Medtech, Inc. (a)	100	(2,839)
SeaStar Medical Holding Corp. (a)	5,900	(2,512)
Sight Sciences, Inc. (a)	300	(1,239)
Solventum Corp. (a)	2,600	(197,184)
Stereotaxis, Inc. (a)	600	(1,272)
Surgery Partners, Inc. (a)	3,900	(86,697)
Surmodics, Inc. (a)	500	(14,855)
Tela Bio, Inc. (a)	2,100	(4,074)
Tenon Medical, Inc. (a)	49	(48)
Tivic Health Systems, Inc. (a)	2	(8)
Universal Health Services, Inc., Class B	1,200	(217,380)
Vivani Medical, Inc. (a)	466	(601)
Vivos Therapeutics, Inc. (a)	2,200	(6,952)
Zimmer Biomet Holdings, Inc.	3,300	(300,993)

		(25,593,606)

Household & Personal Products — (0.3)%
Beauty Health Co. (a)	14,700	(28,077)
BellRing Brands, Inc. (a)	799	(46,286)
Church & Dwight Co., Inc.	2,300	(221,053)
elf Beauty, Inc. (a)	8,100	(1,007,964)
Energizer Holdings, Inc.	600	(12,096)
Flora Growth Corp. (a)	1,900	(1,102)
Kenvue, Inc.	476,400	(9,971,052)
Safety Shot, Inc. (a)	3,300	(1,089)

		(11,288,719)

Insurance — 0.0%
Baldwin Insurance Group, Inc. (a)	400	(17,124)
Caret Holdings, Inc. (a)	2,917	(373,288)
Enstar Group Ltd. (a)	200	(67,272)
Fidelity National Financial, Inc. (b)	1,006	(56,396)
First American Financial Corp. (b)	911	(55,926)
Hippo Holdings, Inc. (a)	1,024	(28,600)
Manulife Financial Corp.	13,100	(418,676)
Markel Group, Inc. (a)	200	(399,472)
Old Republic International Corp. (b)	1,149	(44,168)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sun Life Financial, Inc.	100	$(6,645)

		(1,467,567)

Materials — (0.3)%
Air Products & Chemicals, Inc.	7,800	(2,200,068)
Albemarle Corp. (b)	626	(39,231)
Alcoa Corp.	24,100	(711,191)
Algoma Steel Group, Inc.	1,700	(11,713)
Alpha Metallurgical Resources, Inc. (a)	400	(44,992)
Arq, Inc. (a)	1,100	(5,907)
ASP Isotopes, Inc. (a)	200	(1,472)
Avient Corp.	100	(3,231)
Avino Silver & Gold Mines Ltd. (a)	100	(360)
Century Aluminum Co. (a)	800	(14,416)
Commercial Metals Co.	2,300	(112,493)
Compass Minerals International, Inc. (a)	900	(18,081)
Constellium SE (a)	6,000	(79,800)
Corteva, Inc. (b)	5,980	(445,689)
CRH PLC	3,700	(339,660)
Dow, Inc. (b)	6,870	(181,918)
Element Solutions, Inc. (b)	10,487	(237,531)
Endeavour Silver Corp. (a)	19,800	(97,416)
Ferroglobe PLC	1,100	(4,037)
First Majestic Silver Corp.	20	(165)
Freeport-McMoRan, Inc. (b)	82,542	(3,578,196)
Hecla Mining Co.	40	(240)
Hudbay Minerals, Inc.	15,000	(159,150)
Ingevity Corp. (a)	600	(25,854)
International Flavors & Fragrances, Inc.	14,100	(1,037,055)
International Paper Co.	300	(14,049)
Ivanhoe Electric, Inc. (a)	7,000	(63,490)
Kaiser Aluminum Corp.	500	(39,950)
Lithium Argentina AG (a)	900	(1,872)
LyondellBasell Industries NV	3,900	(225,654)
MAG Silver Corp.	6,300	(133,119)
Magnera Corp. (a)	3,179	(38,402)
Mativ Holdings, Inc.	2,400	(16,368)
Newmont Corp.	9,900	(576,774)
Novagold Resources, Inc. (a)	1,000	(4,090)
Nucor Corp.	900	(116,586)
Nutrien Ltd.	1,500	(87,360)
Perimeter Solutions, Inc. (a)	800	(11,136)
Perpetua Resources Corp. (a)	100	(1,214)
Piedmont Lithium, Inc. (a)	4,700	(27,354)
PPG Industries, Inc. (b)	277	(31,509)
PureCycle Technologies, Inc. (a)	24,100	(330,170)
Ramaco Resources, Inc.	1,800	(23,652)
Skeena Resources Ltd. (a)	1,600	(25,472)
Smurfit WestRock PLC	56,000	(2,416,400)
Southern Copper Corp.	33	(3,339)
Standard Lithium Ltd. (a)	22,200	(43,512)
Steel Dynamics, Inc.	6,200	(793,662)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Taseko Mines Ltd. (a)	4,300	$(13,545)
TMC the metals Co., Inc. (a)	21,000	(138,600)
U.S. Antimony Corp. (a)	600	(1,308)
Warrior Met Coal, Inc.	4,700	(215,401)

		(14,743,854)

Media & Entertainment — (0.5)%
Advantage Solutions, Inc. (a)	6,200	(8,184)
Alphabet, Inc., Class C (b)	3,810	(675,856)
Angi, Inc. (a)	8,910	(135,967)
Atlanta Braves Holdings, Inc., Class C (a)	1,200	(56,124)
BuzzFeed, Inc. (a)	277	(554)
Cable One, Inc.	300	(40,743)
Cargurus, Inc. (a)	2,900	(97,063)
Charter Communications, Inc. (a)	11,960	(4,889,368)
Cineverse Corp. (a)	1,681	(8,035)
Clear Channel Outdoor Holdings, Inc. (a)	3,800	(4,446)
Comcast Corp. (b)	19,861	(708,839)
EchoStar Corp. (a)	2,458	(68,087)
Electronic Arts, Inc. (b)	1,402	(223,899)
Emerald Holding, Inc.	100	(485)
Getty Images Holdings, Inc. (a)	1,200	(1,992)
Gray Media, Inc.	300	(1,359)
John Wiley & Sons, Inc.	1,600	(71,408)
Liberty Broadband Corp. (a)	25,700	(2,528,366)
Liberty Media Corp.-Liberty Formula One (a)	900	(85,464)
Lionsgate Studios Corp. (a)	1,308	(7,599)
Live Nation Entertainment, Inc. (a),(b)	2,203	(333,270)
LQR House, Inc. (a)	171	(251)
Marcus Corp. (The)	1,600	(26,976)
Match Group, Inc.	17,300	(534,397)
National CineMedia, Inc.	12,460	(60,369)
Nexstar Media Group, Inc.	1,711	(295,917)
Paramount Global	15,700	(202,530)
PSQ Holdings, Inc. (a)	700	(1,435)
Sinclair, Inc.	2,800	(38,696)
Sirius XM Holdings, Inc.	19	(436)
Sphere Entertainment Co. (a)	3,900	(163,020)
Stagwell, Inc. (a)	800	(3,600)
System1, Inc. (a)	378	(2,090)
Take-Two Interactive Software, Inc. (a)	16,300	(3,958,455)
TEGNA, Inc.	6,100	(102,236)
Trade Desk, Inc., Class A (a)	19,900	(1,432,601)
TripAdvisor, Inc. (a)	2,300	(30,015)
TruGolf Holdings, Inc. (a)	187	(1,070)
Vivid Seats, Inc. (a)	200	(338)
Warner Bros Discovery, Inc. (a)	241,774	(2,770,730)
WideOpenWest, Inc. (a)	800	(3,248)
Yelp, Inc. (a)	500	(17,135)
Ziff Davis, Inc. (a)	100	(3,027)
ZipRecruiter, Inc. (a)	300	(1,503)

		(19,597,183)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — (0.8)%
AbbVie, Inc. (b)	1,038	$(192,674)
Abeona Therapeutics, Inc. (a)	2,628	(14,927)
Aceragen, Inc. (a),(c)	735	(283)
Achieve Life Sciences, Inc. (a)	700	(1,582)
Actinium Pharmaceuticals, Inc. (a)	186	(260)
Adaptive Biotechnologies Corp. (a)	2,000	(23,300)
Adial Pharmaceuticals, Inc. (a)	32	(10)
AEON Biopharma, Inc. (a)	1,300	(988)
Agenus, Inc. (a)	7,175	(32,790)
Akebia Therapeutics, Inc. (a)	9,500	(34,580)
Akero Therapeutics, Inc. (a)	300	(16,008)
Akoya Biosciences, Inc. (a)	3,400	(4,420)
Aldeyra Therapeutics, Inc. (a)	500	(1,915)
Aligos Therapeutics, Inc. (a)	1,100	(7,931)
Allarity Therapeutics, Inc. (a)	5,100	(5,151)
Alumis, Inc. (a)	88	(264)
Amgen, Inc.	11,200	(3,127,152)
Arbutus Biopharma Corp. (a)	1,500	(4,635)
Arcellx, Inc. (a)	1,200	(79,020)
ARS Pharmaceuticals, Inc. (a)	5,300	(92,485)
Arvinas, Inc. (a)	100	(736)
Atara Biotherapeutics, Inc. (a)	1,964	(15,162)
aTyr Pharma, Inc. (a)	3,400	(17,238)
Aura Biosciences, Inc. (a)	200	(1,252)
Aurora Cannabis, Inc. (a)	5,800	(24,592)
Avadel Pharmaceuticals PLC (a)	7,700	(68,145)
Avantor, Inc. (a)	20,800	(279,968)
Avidity Biosciences, Inc. (a)	4,600	(130,640)
Avita Medical, Inc. (a)	400	(2,116)
Axsome Therapeutics, Inc. (a)	200	(20,878)
Azitra, Inc. (a)	1,600	(418)
BioLife Solutions, Inc. (a)	2,400	(51,696)
Bionano Genomics, Inc. (a)	900	(2,952)
Bio-Techne Corp.	2,900	(149,205)
BioVie, Inc. (a)	900	(833)
Bioxcel Therapeutics, Inc. (a)	196	(355)
Black Diamond Therapeutics, Inc. (a)	17,700	(43,896)
Blueprint Medicines Corp. (a)	600	(76,908)
BrainStorm Cell Therapeutics, Inc. (a)	33	(37)
Bristol-Myers Squibb Co. (b)	4,339	(200,852)
Canopy Growth Corp. (a)	22,880	(27,914)
Cardio Diagnostics Holdings, Inc. (a)	315	(1,134)
Cartesian Therapeutics, Inc. (a)	60	(623)
CASI Pharmaceuticals Holdings, Inc. (a)	447	(527)
Catalyst Pharmaceuticals, Inc. (a)	4,700	(101,990)
cbdMD, Inc. (a)	30	(27)
CEL-SCI Corp. (a)	500	(1,145)
Centessa Pharmaceuticals PLC, ADR (a)	6,700	(88,038)
CG oncology, Inc. (a)	3,500	(91,000)
Cibus, Inc. (a)	1,500	(2,070)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Cidara Therapeutics, Inc. (a)	1,555	$(75,744)
Cingulate, Inc. (a)	900	(3,663)
Citius Pharmaceuticals, Inc. (a)	260	(413)
CNS Pharmaceuticals, Inc. (a)	1,791	(1,478)
Cogent Biosciences, Inc. (a)	1,500	(10,770)
Cognition Therapeutics, Inc. (a)	3,500	(1,084)
Coherus Biosciences, Inc. (a)	3,300	(2,413)
Compass Therapeutics, Inc. (a)	4,100	(10,660)
Conduit Pharmaceuticals, Inc. (a)	1	(3)
CryoPort, Inc. (a)	300	(2,238)
Cue Biopharma, Inc. (a)	200	(136)
Cybin, Inc. (a)	500	(4,195)
Cytek Biosciences, Inc. (a)	1,200	(4,080)
Cytokinetics, Inc. (a)	3,000	(99,120)
CytomX Therapeutics, Inc. (a)	2,900	(6,583)
Day One Biopharmaceuticals, Inc. (a)	200	(1,300)
Edgewise Therapeutics, Inc. (a)	2,900	(38,019)
Elanco Animal Health, Inc. (a)	37,800	(539,784)
Eledon Pharmaceuticals, Inc. (a)	900	(2,439)
Enliven Therapeutics, Inc. (a)	700	(14,042)
Entrada Therapeutics, Inc. (a)	700	(4,704)
Ernexa Therapeutics, Inc. (a)	26	(48)
Exact Sciences Corp. (a)	26,700	(1,418,838)
Fennec Pharmaceuticals, Inc. (a)	700	(5,810)
Fibrobiologics, Inc. (a)	3,300	(2,053)
Foghorn Therapeutics, Inc. (a)	900	(4,230)
Fortress Biotech, Inc. (a)	2,080	(3,869)
GeoVax Labs, Inc. (a)	5,400	(4,675)
Geron Corp. (a)	49,500	(69,795)
Gilead Sciences, Inc.	16,000	(1,773,920)
GRI Bio, Inc. (a)	35	(45)
GSK PLC, ADR (b)	11,396	(437,606)
Haleon PLC, ADR	198,100	(2,054,297)
iBio, Inc. (a)	5,400	(4,121)
Illumina, Inc. (a)	300	(28,623)
Immuneering Corp. (a)	600	(2,022)
Immunic, Inc. (a)	8,200	(5,720)
Immunovant, Inc. (a)	500	(8,000)
Impact BioMedical, Inc. (a)	4,100	(2,654)
IN8bio, Inc. (a)	300	(627)
Incyte Corp. (a)	200	(13,620)
Inhibikase Therapeutics, Inc. (a)	600	(1,170)
Inhibrx Biosciences, Inc. (a)	200	(2,854)
Inmune Bio, Inc. (a)	700	(1,617)
Inotiv, Inc. (a)	300	(546)
Inozyme Pharma, Inc. (a)	700	(2,800)
Instil Bio, Inc. (a)	600	(12,498)
Invivyd, Inc. (a)	16,000	(11,440)
iTeos Therapeutics, Inc. (a)	400	(3,988)
Iterum Therapeutics PLC (a)	1,413	(1,406)
Jaguar Health, Inc. (a)	19	(48)
Janux Therapeutics, Inc. (a)	300	(6,930)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Jasper Therapeutics, Inc. (a)	200	$(1,110)
Jazz Pharmaceuticals PLC (a)	700	(74,284)
Johnson & Johnson (b)	2	(306)
KalVista Pharmaceuticals, Inc. (a)	4,200	(47,481)
Karyopharm Therapeutics, Inc. (a)	333	(1,435)
Keros Therapeutics, Inc. (a)	1,500	(20,025)
Korro Bio, Inc. (a)	200	(2,498)
Krystal Biotech, Inc. (a)	1,600	(219,936)
Lexicon Pharmaceuticals, Inc. (a)	8,800	(8,322)
Lifecore Biomedical, Inc. (a)	300	(2,436)
Ligand Pharmaceuticals, Inc. (a)	100	(11,368)
Longeveron, Inc. (a)	400	(520)
Lyra Therapeutics, Inc. (a)	70	(627)
Madrigal Pharmaceuticals, Inc. (a)	7,500	(2,269,800)
Matinas BioPharma Holdings, Inc. (a)	337	(300)
Meiragtx Holdings PLC (a)	3,600	(23,472)
Mettler-Toledo International, Inc. (a)	1,100	(1,292,192)
Mind Medicine MindMed, Inc. (a)	6	(39)
Mira Pharmaceuticals, Inc. (a)	100	(121)
Nektar Therapeutics (a)	440	(11,370)
NeuBase Therapeutics, Inc. (a),(c)	49	(18)
Neurocrine Biosciences, Inc. (a)	1,100	(138,259)
Neurogene, Inc. (a)	200	(2,990)
Niagen Bioscience, Inc. (a)	900	(12,969)
NRX Pharmaceuticals, Inc. (a)	11	(36)
Onconetix, Inc. (a)	125	(596)
Organigram Global, Inc. (a)	14,175	(19,136)
Organogenesis Holdings, Inc. (a)	600	(2,196)
ORIC Pharmaceuticals, Inc. (a)	100	(1,015)
Outlook Therapeutics, Inc. (a)	3,810	(6,096)
PDS Biotechnology Corp. (a)	1,600	(2,128)
PepGen, Inc. (a)	9,600	(10,656)
Pfizer, Inc. (b)	36,040	(873,610)
Phathom Pharmaceuticals, Inc. (a)	5,400	(51,786)
Praxis Precision Medicines, Inc. (a)	260	(10,933)
Precigen, Inc. (a)	9,500	(13,490)
Precision BioSciences, Inc. (a)	1,281	(5,380)
Prestige Consumer Healthcare, Inc. (a)	300	(23,955)
Prime Medicine, Inc. (a)	400	(988)
Protagonist Therapeutics, Inc. (a)	13,800	(762,726)
Protara Therapeutics, Inc. (a)	800	(2,424)
Pyxis Oncology, Inc. (a)	600	(660)
Qiagen NV (a)	5,700	(273,942)
Quantum-Si, Inc. (a)	4,000	(7,840)
Reviva Pharmaceuticals Holdings, Inc. (a)	2,600	(991)
REVOLUTION Medicines, Inc. (a)	45	(1,656)
Revvity, Inc.	800	(77,376)
Rezolute, Inc. (a)	1,600	(7,136)
Rhythm Pharmaceuticals, Inc. (a)	5,300	(334,907)
Roivant Sciences Ltd. (a)	118,500	(1,335,495)
Sagimet Biosciences, Inc. (a)	3,300	(25,146)
Scholar Rock Holding Corp. (a)	700	(24,794)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
scPharmaceuticals, Inc. (a)	5,000	$(19,050)
SCYNEXIS, Inc. (a)	3,600	(2,429)
Senti Biosciences, Inc. (a)	400	(844)
Sera Prognostics, Inc. (a)	475	(1,316)
Seres Therapeutics, Inc. (a)	1,145	(12,721)
Shuttle Pharmaceuticals Holdings, Inc. (a)	100	(353)
SNDL, Inc. (a)	28,340	(34,291)
Soleno Therapeutics, Inc. (a)	6,900	(578,082)
Solid Biosciences, Inc. (a)	1,027	(5,001)
Sotera Health Co. (a)	1,000	(11,120)
SpringWorks Therapeutics, Inc. (a)	25,600	(1,202,944)
Spyre Therapeutics, Inc. (a)	248	(3,713)
Standard BioTools, Inc. (a)	16,100	(19,320)
Stoke Therapeutics, Inc. (a)	100	(1,135)
Structure Therapeutics, Inc., ADR (a)	1,800	(37,332)
Summit Therapeutics, Inc. (a)	85,900	(1,827,952)
Tango Therapeutics, Inc. (a)	1,800	(9,216)
Taysha Gene Therapies, Inc. (a)	4,400	(10,164)
Tempest Therapeutics, Inc. (a)	527	(3,584)
Thermo Fisher Scientific, Inc. (b)	235	(95,283)
Tilray Brands, Inc. (a)	178,222	(73,855)
Tonix Pharmaceuticals Holding Corp. (a)	35	(1,259)
Tourmaline Bio, Inc. (a)	430	(6,876)
Trevi Therapeutics, Inc. (a)	1,000	(5,470)
TuHURA Biosciences, Inc. (a)	3,600	(8,028)
Vaxcyte, Inc. (a)	14,000	(455,140)
Veracyte, Inc. (a)	6,000	(162,180)
Verrica Pharmaceuticals, Inc. (a)	600	(318)
Veru, Inc. (a)	26,724	(15,548)
Vigil Neuroscience, Inc. (a)	700	(5,565)
Vor BioPharma, Inc. (a)	21,200	(34,344)
Voyager Therapeutics, Inc. (a)	1,400	(4,354)
vTv Therapeutics, Inc. (a)	30	(442)
X4 Pharmaceuticals, Inc. (a)	1,750	(3,325)
Zevra Therapeutics, Inc. (a)	7,400	(65,194)
Zoetis, Inc.	1,500	(233,925)
Zymeworks, Inc. (a)	2,400	(30,120)

		(24,752,225)

Real Estate — (0.5)%
Agree Realty Corp. (b)	2,409	(176,002)
American Healthcare REIT, Inc.	5,700	(209,418)
American Homes 4 Rent, Class A	700	(25,249)
American Tower Corp. (b)	414	(91,502)
Americold Realty Trust, Inc.	33,300	(553,779)
Apple Hospitality REIT, Inc.	10,400	(121,368)
Ashford Hospitality Trust, Inc. (a)	1,020	(6,140)
Braemar Hotels & Resorts, Inc.	4,600	(11,270)
BXP, Inc.	7,100	(479,037)
Crown Castle, Inc. (b)	1,298	(133,344)
Douglas Emmett, Inc.	1,700	(25,568)
Easterly Government Properties, Inc.	220	(4,884)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Equity Residential	6,500	$(438,685)
Extra Space Storage, Inc.	11,800	(1,739,792)
Gaming and Leisure Properties, Inc. (b)	4,715	(220,096)
Global Net Lease, Inc.	6	(45)
Healthpeak Properties, Inc. (b)	13,340	(233,583)
Host Hotels & Resorts, Inc. (b)	169,198	(2,598,881)
Independence Realty Trust, Inc.	100	(1,769)
Industrial Logistics Properties Trust	400	(1,820)
Innovative Industrial Properties, Inc.	2,100	(115,962)
Iron Mountain, Inc. (b)	733	(75,184)
JBG SMITH Properties	500	(8,650)
Kimco Realty Corp.	200	(4,204)
Kite Realty Group Trust	7,400	(167,610)
Macerich Co.	11,800	(190,924)
Millrose Properties, Inc. (a)	1,700	(48,467)
NexPoint Diversified Real Estate Trust	354	(1,483)
NNN REIT, Inc. (b)	6,260	(270,307)
Orion Properties, Inc.	1,700	(3,621)
Outfront Media, Inc.	29,996	(489,535)
Peakstone Realty Trust	1,500	(19,815)
Phillips Edison & Co., Inc.	1,100	(38,533)
PotlatchDeltic Corp.	321	(12,317)
Prologis, Inc.	4,900	(515,088)
Realty Income Corp. (b)	23,437	(1,350,206)
Regency Centers Corp.	2,000	(142,460)
Rexford Industrial Realty, Inc.	2,000	(71,140)
RLJ Lodging Trust	500	(3,640)
Sabra Health Care REIT, Inc. (b)	5,659	(104,352)
Simon Property Group, Inc.	1,100	(176,836)
SL Green Realty Corp.	5,751	(355,987)
Summit Hotel Properties, Inc.	700	(3,563)
Sun Communities, Inc.	900	(113,841)
Sunstone Hotel Investors, Inc.	20,300	(176,204)
UDR, Inc.	1,100	(44,913)
Urban Edge Properties	2,600	(48,516)
Ventas, Inc.	38	(2,400)
VICI Properties, Inc. (b)	84,929	(2,768,685)
Vornado Realty Trust	17,500	(669,200)
Welltower, Inc.	15,900	(2,444,307)
Weyerhaeuser Co.	20,600	(529,214)
WP Carey, Inc. (b)	9,616	(599,846)
Xenia Hotels & Resorts, Inc.	800	(10,056)

		(18,649,298)

Real Estate Management & Development — (0.1)%
CBRE Group, Inc. (a)	13,500	(1,891,620)
Colliers International Group, Inc.	800	(104,432)
CoStar Group, Inc. (a)	2,519	(202,528)
Cushman & Wakefield PLC (a)	5,600	(61,992)
Jones Lang LaSalle, Inc. (a)	3,000	(767,340)
Kennedy-Wilson Holdings, Inc.	4,000	(27,200)
La Rosa Holdings Corp. (a)	300	(39)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Real Brokerage, Inc. (a)	1,100	$(4,961)
Safe & Green Development Corp. (a)	5	(4)
Seaport Entertainment Group, Inc. (a)	200	(3,748)

		(3,063,864)

Retailing — (0.7)%
Academy Sports & Outdoors, Inc.	3,600	(161,316)
Asbury Automotive Group, Inc. (a)	800	(190,832)
AutoZone, Inc. (a)	200	(742,446)
BARK, Inc. (a)	7,900	(6,948)
Barnes & Noble Education, Inc. (a)	4,835	(56,908)
Bath & Body Works, Inc.	5,400	(161,784)
Best Buy Co., Inc.	4,000	(268,520)
Boot Barn Holdings, Inc. (a)	6,700	(1,018,400)
Burlington Stores, Inc. (a)	11,000	(2,559,040)
Children’s Place, Inc. (a)	700	(3,101)
Dick’s Sporting Goods, Inc.	2,600	(514,306)
eBay, Inc.	3,800	(282,948)
Express, Inc. (a)	0	(3)
Foot Locker, Inc. (a)	24,400	(597,800)
Gap, Inc.	1,300	(28,353)
Genuine Parts Co.	7,400	(897,694)
Greenlane Holdings, Inc. (a)	300	(1,590)
GrowGeneration Corp. (a)	200	(187)
Home Depot, Inc.	4,500	(1,649,880)
Lands’ End, Inc. (a)	300	(3,213)
Lithia Motors, Inc.	100	(33,782)
LKQ Corp.	10,700	(396,007)
Murphy USA, Inc.	400	(162,720)
Newegg Commerce, Inc. (a)	1,595	(25,903)
OneWater Marine, Inc. (a)	1,000	(13,390)
O’Reilly Automotive, Inc. (a)	17,900	(1,613,327)
Pool Corp.	6,700	(1,952,916)
Revolve Group, Inc. (a)	200	(4,010)
Ross Stores, Inc.	900	(114,822)
RumbleON, Inc. (a)	1,649	(3,809)
Savers Value Village, Inc. (a)	800	(8,160)
Signet Jewelers Ltd.	13,900	(1,105,745)
Stitch Fix, Inc. (a)	3,100	(11,470)
Tractor Supply Co.	25,800	(1,361,466)
Ulta Beauty, Inc. (a)	12,800	(5,988,096)
Upbound Group, Inc.	400	(10,040)
Williams-Sonoma, Inc.	4,200	(686,154)

		(22,637,086)

Semiconductors & Semiconductor Equipment — (0.8)%
ACM Research, Inc. (a)	1,900	(49,210)
Advanced Micro Devices, Inc. (a)	56,800	(8,059,920)
Ambarella, Inc. (a)	100	(6,607)
Analog Devices, Inc.	3,200	(761,664)
Applied Materials, Inc.	200	(36,614)
ARM Holdings PLC, ADR (a),(b)	33,540	(5,424,760)
Ascent Solar Technologies, Inc. (a)	200	(528)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Atomera, Inc. (a)	500	$(2,520)
Axcelis Technologies, Inc. (a)	400	(27,876)
Blaize Holdings, Inc. (a)	500	(1,490)
Broadcom, Inc.	1,300	(358,345)
Datavault AI, Inc. (a)	2,000	(1,345)
Enphase Energy, Inc. (a),(b)	6,872	(272,475)
Entegris, Inc. (b)	9,802	(790,531)
First Solar, Inc. (a)	36,400	(6,025,656)
GCT Semiconductor Holding, Inc. (a)	2,700	(4,023)
Ichor Holdings Ltd. (a)	200	(3,928)
KLA Corp.	100	(89,574)
Kopin Corp. (a)	2,100	(3,213)
Marvell Technology, Inc.	2,300	(178,020)
Maxeon Solar Technologies Ltd. (a)	79	(242)
Micron Technology, Inc. (b)	21,845	(2,692,396)
MKS, Inc.	3,900	(387,504)
Monolithic Power Systems, Inc.	2,200	(1,609,036)
Navitas Semiconductor Corp. (a)	65,200	(427,060)
POET Technologies, Inc. (a)	2,800	(14,588)
Qorvo, Inc. (a)	100	(8,491)
Rigetti Computing, Inc. (a)	5,300	(62,858)
SiTime Corp. (a)	400	(85,232)
SkyWater Technology, Inc. (a)	1,500	(14,760)
Texas Instruments, Inc. (b)	452	(93,844)
Universal Display Corp.	100	(15,446)

		(27,509,756)

Software & Services — (0.9)%
Adeia, Inc.	1,000	(14,140)
Agilysys, Inc. (a)	100	(11,464)
Airship AI Holdings, Inc. (a)	1,460	(8,599)
ANSYS, Inc. (a)	3,300	(1,159,026)
Appfolio, Inc. (a)	400	(92,112)
Applied Digital Corp. (a)	67,800	(682,746)
ASGN, Inc. (a)	500	(24,965)
Auddia, Inc. (a)	123	(695)
Aurora Innovation, Inc. (a)	100,700	(527,668)
Autodesk, Inc. (a)	1,000	(309,570)
BigBear.ai Holdings, Inc. (a)	21,307	(144,675)
BigCommerce Holdings, Inc. (a)	300	(1,500)
Bio-key International, Inc. (a)	9	(7)
Bit Digital, Inc. (a)	17,700	(38,763)
Bitdeer Technologies Group (a)	23,300	(267,484)
BlackLine, Inc. (a)	700	(39,634)
Braze, Inc. (a)	13,400	(376,540)
C3.ai, Inc. (a)	12,300	(302,211)
CCC Intelligent Solutions Holdings, Inc. (a)	59,100	(556,131)
Cerence, Inc. (a)	4,900	(50,029)
Cleanspark, Inc. (a)	86,300	(951,889)
Clearwater Analytics Holdings, Inc. (a)	600	(13,158)
Confluent, Inc. (a)	17,000	(423,810)
Consensus Cloud Solutions, Inc. (a)	400	(9,224)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. (a),(b)	491	$(250,071)
CXApp, Inc. (a)	7,000	(7,490)
CYNGN, Inc. (a)	1,600	(23,040)
Digimarc Corp. (a)	800	(10,568)
Docusign, Inc. (a)	4,300	(334,927)
Domo, Inc. (a)	1,200	(16,764)
D-Wave Quantum, Inc. (a)	25,400	(371,856)
E2open Parent Holdings, Inc. (a)	25,100	(81,073)
EverCommerce, Inc. (a)	600	(6,300)
Fortinet, Inc. (a),(b)	1,548	(163,655)
Gartner, Inc. (a),(b)	222	(89,737)
Gen Digital, Inc.	17,700	(520,380)
Globant SA (a)	700	(63,588)
Greenidge Generation Holdings, Inc. (a)	2,730	(3,522)
Gryphon Digital Mining, Inc. (a)	24,400	(21,504)
HUT 8 Corp. (a)	32,400	(602,640)
I3 Verticals, Inc. (a)	400	(10,992)
Informatica, Inc., Class A (a)	16,200	(394,470)
International Business Machines Corp.	9,700	(2,859,366)
Jamf Holding Corp. (a)	200	(1,902)
Kyndryl Holdings, Inc. (a)	4,700	(197,212)
Life360, Inc. (a)	1,900	(123,975)
Lightspeed Commerce, Inc. (a)	8,100	(94,851)
MARA Holdings, Inc. (a)	94,911	(1,488,204)
Marin Software, Inc. (a)	33	(30)
Meridianlink, Inc. (a)	100	(1,623)
MicroAlgo, Inc. (a)	8,202	(4,176)
MicroCloud Hologram, Inc. (a)	1,367	(6,671)
MicroStrategy, Inc. (a),(b)	11,485	(4,642,582)
nCino, Inc. (a)	2,600	(72,722)
NCR Voyix Corp. (a)	3,700	(43,401)
NextNav, Inc. (a)	1,900	(28,880)
Okta, Inc. (a)	5,900	(589,823)
Onestream, Inc. (a)	400	(11,320)
Open Text Corp.	1,700	(49,640)
Oracle Corp.	2,600	(568,438)
Palo Alto Networks, Inc. (a),(b)	709	(145,090)
Phunware, Inc. (a)	6,852	(21,721)
Procore Technologies, Inc. (a)	21,500	(1,471,030)
PTC, Inc. (a)	1,200	(206,808)
reAlpha Tech Corp. (a)	1,800	(550)
Rekor Systems, Inc. (a)	27,900	(32,364)
Roadzen, Inc. (a)	1,100	(1,078)
SailPoint, Inc. (a),(b)	4,623	(105,682)
SentinelOne, Inc., Class A (a),(b)	2,740	(50,087)
ServiceNow, Inc. (a)	1,500	(1,542,120)
ServiceTitan, Inc. (a)	200	(21,436)
Shopify, Inc. (a)	72,530	(8,366,335)
Silvaco Group, Inc. (a)	400	(1,888)
Soluna Holdings, Inc. (a)	2,900	(1,670)
SoundHound AI, Inc., Class A (a)	125,500	(1,346,615)
Sphere 3D Corp. (a)	2,714	(1,602)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sprinklr, Inc. (a)	1,100	$(9,306)
Synopsys, Inc. (a)	7,600	(3,896,368)
Thumzup Media Corp. (a)	200	(1,402)
TSS, Inc. (a)	300	(8,649)
Urgent.ly, Inc. (a)	200	(1,280)
Varonis Systems, Inc. (a),(b)	634	(32,175)
VeriSign, Inc. (b)	101	(29,169)
Veritone, Inc. (a)	500	(630)

		(37,058,488)

Technology Hardware & Equipment — (0.8)%
908 Devices, Inc. (a)	2,800	(19,964)
AEye, Inc. (a)	3,270	(3,368)
Amphenol Corp., Class A (b)	1,777	(175,479)
Arista Networks, Inc. (a),(b)	895	(91,567)
Arlo Technologies, Inc. (a)	400	(6,784)
Arrow Electronics, Inc. (a)	300	(38,229)
Avnet, Inc.	300	(15,924)
CDW Corp.	200	(35,718)
Celestica, Inc. (a)	37,000	(5,776,070)
Clearfield, Inc. (a)	1,600	(69,456)
Coherent Corp. (a)	19,400	(1,730,674)
Corning, Inc.	3,400	(178,806)
Corsair Gaming, Inc. (a)	300	(2,829)
Dell Technologies, Inc. (b)	449	(55,047)
Digital Ally, Inc. (a)	500	(1,190)
Flex Ltd. (a)	41,600	(2,076,672)
Hewlett Packard Enterprise Co.	43,900	(897,755)
HP, Inc.	10,600	(259,276)
Insight Enterprises, Inc. (a)	700	(96,659)
IonQ, Inc. (a)	48,000	(2,062,560)
Knowles Corp. (a)	500	(8,810)
LightPath Technologies, Inc., Class A (a)	1,900	(5,852)
Lightwave Logic, Inc. (a)	6,400	(7,936)
Lumentum Holdings, Inc. (a)	11,900	(1,131,214)
Mirion Technologies, Inc. (a)	19,600	(421,988)
MultiSensor AI Holdings, Inc. (a)	1,553	(929)
Neonode, Inc. (a)	3,000	(76,500)
NETGEAR, Inc. (a)	2,000	(58,140)
Novanta, Inc. (a)	1,100	(141,823)
Ondas Holdings, Inc. (a)	11,000	(21,120)
Ouster, Inc. (a)	4,970	(120,522)
Powerfleet, Inc. NJ (a)	12,300	(53,013)
Red Cat Holdings, Inc. (a)	19,501	(141,967)
Sandisk Corp. (a)	23,100	(1,047,585)
Sanmina Corp. (a)	900	(88,047)
SmartRent, Inc. (a)	800	(792)
Super Micro Computer, Inc. (a)	184,000	(9,017,840)
Syntec Optics Holdings, Inc. (a)	9	(12)
TD SYNNEX Corp.	700	(94,990)
Trimble, Inc. (a)	8,600	(653,428)
Turtle Beach Corp. (a)	1,600	(22,128)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ubiquiti, Inc.	600	$(246,990)
Unusual Machines, Inc. (a)	6,800	(58,276)
Vontier Corp.	2,400	(88,560)

		(27,102,489)

Telecommunication Services — (0.4)%
AST SpaceMobile, Inc. (a)	65,600	(3,065,488)
AT&T, Inc.	178,500	(5,165,790)
Cogent Communications Holdings, Inc.	300	(14,463)
Frontier Communications Parent, Inc. (a)	61,800	(2,249,520)
Globalstar, Inc. (a)	1,347	(31,722)
Liberty Latin America Ltd. (a)	7,400	(46,028)
Millicom International Cellular SA	1,100	(41,217)
SurgePays, Inc. (a)	200	(624)
Telephone & Data Systems, Inc.	24,500	(871,710)
U.S. Cellular Corp. (a)	2,000	(127,940)
Verizon Communications, Inc. (b)	18,894	(817,543)

		(12,432,045)

Transportation — (0.2)%
Allegiant Travel Co.	700	(38,465)
American Airlines Group, Inc. (a),(b)	5,794	(65,009)
Blade Air Mobility, Inc. (a)	5,700	(22,971)
Canadian Pacific Kansas City Ltd.	48,830	(3,870,754)
CSX Corp.	11,700	(381,771)
Delta Air Lines, Inc. (b)	922	(45,344)
Expeditors International of Washington, Inc.	500	(57,125)
Forward Air Corp. (a)	2,000	(49,080)
FTAI Infrastructure, Inc.	3,700	(22,829)
GXO Logistics, Inc. (a)	1,800	(87,660)
Joby Aviation, Inc. (a)	179,000	(1,888,450)
Mesa Air Group, Inc. (a)	300	(279)
Norfolk Southern Corp.	1,200	(307,164)
Pangaea Logistics Solutions Ltd.	200	(940)
Proficient Auto Logistics, Inc. (a)	100	(726)
RXO, Inc. (a)	10,100	(158,772)
SkyWest, Inc. (a)	600	(61,782)
Southwest Airlines Co.	12,000	(389,280)
Surf Air Mobility, Inc. (a)	11,671	(43,066)
United Airlines Holdings, Inc. (a)	8,600	(684,818)
Volato Group, Inc. (a)	24	(31)
Wheels Up Experience, Inc. (a)	10	(11)

		(8,176,327)

Utilities — (0.3)%
Algonquin Power & Utilities Corp.	27,000	(154,710)
Brookfield Infrastructure Corp.	7,800	(324,480)
Brookfield Renewable Corp.	15,300	(501,534)
Cadiz, Inc. (a)	3,946	(11,799)
Constellation Energy Corp.	17,500	(5,648,300)
Exelon Corp.	1,200	(52,104)
Montauk Renewables, Inc. (a)	900	(1,998)
NRG Energy, Inc.	5,100	(818,958)
Oklo, Inc. (a)	47,900	(2,681,921)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Shares	Value
Southwest Gas Holdings, Inc.	2,200	$(163,658)
TXNM Energy, Inc.	1,700	(95,744)
Vistra Corp.	3,500	(678,335)

		(11,133,541)

Total North America		(614,364,909)

Oceania — (0.1)%
Energy — 0.0%
Heidmar Maritime Holdings Corp. (a)	3	(5)
Woodside Energy Group Ltd., ADR	1,500	(23,145)

		(23,150)

Materials — (0.1)%
BHP Group Ltd., ADR	38,100	(1,832,229)
MAC Copper Ltd. (a)	700	(8,463)

		(1,840,692)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	(41)

Software & Services — 0.0%
IREN Ltd. (a)	59,500	(866,915)
Mawson Infrastructure Group, Inc. (a)	66	(25)

		(866,940)

Total Oceania		(2,730,823)

South America — 0.0%
Capital Goods — 0.0%
Embraer SA, ADR	100	(5,691)

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc.	37	(292)

Diversified Financials — 0.0%
StoneCo Ltd. (a)	12,900	(206,916)

Health Care Equipment & Services — 0.0%
Establishment Labs Holdings, Inc. (a)	500	(21,355)

Materials — 0.0%
Bioceres Crop Solutions Corp. (a)	1,700	(7,599)
Braskem SA, ADR (a)	2,700	(8,856)
Cia Siderurgica Nacional SA, ADR	200	(280)
ERO Copper Corp. (a)	3,200	(53,920)
Sigma Lithium Corp. (a)	23,200	(104,400)
Sociedad Quimica y Minera de Chile SA, ADR (a)	1,700	(59,959)
Vale SA, ADR	400	(3,884)

		(238,898)

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	3,600	(79,092)
Pampa Energia SA, ADR (a)	100	(6,938)

		(86,030)

Total South America		(559,182)

TOTAL COMMON STOCK (PROCEEDS $628,056,308)		(674,664,674)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS AND NOTES — (0.7)%
Africa — (0.1)%
Chemicals — (0.1)%
Sasol Financing USA LLC, 4.38%, 09/18/26 (b)	$3,582,000	$(3,525,282)

Total Africa		(3,525,282)

Middle East — (0.2)%
Construction Materials — (0.2)%
Sisecam U.K. PLC, 8.25%, 05/02/29 (b),(i)	483,000	(488,783)
Sisecam U.K. PLC, 8.63%, 05/02/32 (b),(i)	5,163,000	(5,217,810)

		(5,706,593)

Total Middle East		(5,706,593)

South America — (0.2)%
Mining — (0.2)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(i)	5,508,000	(5,761,559)

Total South America		(5,761,559)

Supranational — (0.2)%
Multi-National — (0.2)%
African Export-Import Bank, 3.80%, 05/17/31 (b),(i)	2,386,000	(2,060,645)
African Export-Import Bank, 3.99%, 09/21/29 (b),(i)	1,824,000	(1,673,520)

		(3,734,165)

Total Supranational		(3,734,165)

TOTAL CORPORATE BONDS AND NOTES (PROCEEDS $18,636,385)		(18,727,599)

	Shares
EXCHANGE-TRADED FUNDS — (0.8)%
Energy Select Sector SPDR Fund (b)	15,644	(1,326,768)
Health Care Select Sector SPDR Fund (b)	1,587	(213,912)
Industrial Select Sector SPDR Fund (b)	931	(137,341)
iShares Expanded Tech-Software Sector ETF (a),(b)	32,022	(3,506,409)
iShares MSCI Taiwan ETF (b)	252	(14,465)
Materials Select Sector SPDR Fund (b)	1,734	(152,263)
SPDR S&P 500 ETF Trust	36,095	(22,301,296)
SPDR S&P Biotech ETF (b)	2,958	(245,307)
SPDR S&P Oil & Gas Exploration & Production ETF (b)	5,764	(725,111)
SPDR S&P Regional Banking ETF (b)	1,304	(77,445)
VanEck Oil Services ETF (b)	356	(81,983)
Vanguard Real Estate ETF (b)	772	(68,754)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $27,823,685)		(28,851,054)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE BACKED SECURITIES — (2.7)%
North America — (2.7)%
U.S. Government Sponsored Agency Security — (2.7)%
Uniform Mortgage-Backed Security, TBA, 5.00%, 07/13/74 (b),(l)	$102,000,000	$(99,987,846)

Total North America		(99,987,846)

TOTAL MORTGAGE BACKED SECURITIES (PROCEEDS $98,819,922)		(99,987,846)

SOVEREIGN DEBT — (1.6)%
Bahrain Government International Bonds,
5.45%, 09/16/32 (b),(i)	4,035,000	(3,744,537)
5.88%, 06/05/32 (b),(i)	7,453,000	(7,447,933)
6.00%, 02/12/31 (b),(i)	4,050,000	(4,091,350)
7.50%, 07/07/37 (b),(i)	4,804,000	(4,853,186)
Dominican Republic International Bonds, 6.00%, 02/22/33 (b),(i)	961,000	(947,930)
Israel Government International Bonds, 5.63%, 02/19/35 (b)	7,205,000	(7,322,063)
Mexico Government International Bonds,
6.35%, 02/09/35 (b)	9,985,000	(10,198,180)
6.88%, 05/13/37 (b)	8,000,000	(8,338,400)
7.38%, 05/13/55 (b)	4,865,000	(5,014,550)
Saudi Government International Bonds, 5.38%, 01/13/31 (b),(i)	6,650,000	(6,893,111)

TOTAL SOVEREIGN DEBT (PROCEEDS $57,558,996)		(58,851,240)

U.S. TREASURY OBLIGATIONS — (0.1)%
U.S. Treasury Inflation-Indexed Notes 2.13%,01/15/35	1,423,100	$(1,446,317)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $1,422,595)		(1,446,317)

	Shares
WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(c)	1,340	0
Pulse Biosciences, Inc. (a),(c)	68	0

TOTAL WARRANTS (PROCEEDS $0)		0

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(c)	92	(29)
Catalyst Biosciences, Inc. (a),(c)	4,600	0
Sesen Bio, Inc. (a),(c)	25,568	0
Novusterra, Inc. (a),(c)	383	0

TOTAL RIGHTS (PROCEEDS $541)		(29)

TOTAL SECURITIES SOLD SHORT — (23.5)% (PROCEEDS $832,318,432)		$(882,528,759)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

(c)	Security is valued using significant unobservable inputs.
(d)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2025.

(f)	Non-interest bearing bond.
(g)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2025. Maturity date presented is the ultimate maturity.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(i)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(j)	All or a portion of the security represents an unsettled loan commitment at June 30, 2025 where the rate will be determined at time of settlement.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(m)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, Atreides Special Circumstances Fund, LLC, Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd. and Kirkoswald Global Macro Fund Ltd., 1/2/2019, 7/1/2021, 8/2/2021, 9/1/2021 and 5/1/2024. Amounts to $413,981,747 and represents 11.0% of Net Assets.

(n)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(o)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2025

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
ALUMINIUM SEP 25	2,800.00 USD	09/03/25	(80)	(224,000)	$(35,744)	$(44,400)	$(8,656)
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	27.00 USD	12/15/25	(660)	(17,820)	(2,203,859)	(2,102,100)	101,759
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	38.00 USD	12/15/25	(660)	(25,080)	(289,859)	(250,140)	39,719
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	50.00 USD	12/15/25	(225)	(11,250)	(319,315)	(19,800)	299,515
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	60.00 USD	12/15/25	(1,315)	(78,900)	(360,772)	(35,505)	325,267
CRUDE OIL FUT SEP 25	100.00 USD	08/15/25	(100)	(10,000)	(32,703)	(12,000)	20,703
GOLD AUG 25	3,550.00 USD	07/28/25	(63)	(223,650)	(168,820)	(25,830)	142,990
LME COPPER 3MO CALL [1]	9,500.00 USD	07/02/25	(20)	(190,000)	(152,436)	(144,500)	7,936
NAT GAS EURO OPT AUG25	4.25 USD	07/28/25	(21)	(89)	(29,552)	(8,526)	21,026
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(50)	(400)	(85,500)	(24,800)	60,700
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(50)	(400)	(85,500)	(35,650)	49,850
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(50)	(400)	(85,500)	(105,950)	(20,450)
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(50)	(400)	(85,500)	(114,500)	(29,000)
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(50)	(400)	(85,500)	(91,850)	(6,350)
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(50)	(400)	(85,500)	(30,050)	55,450
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(50)	(400)	(85,500)	(21,400)	64,100
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(50)	(400)	(85,500)	(76,150)	9,350
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(50)	(400)	(85,500)	(16,800)	68,700
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(50)	(400)	(85,500)	(72,600)	12,900
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(50)	(400)	(85,500)	(43,300)	42,200

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT SEP25	4.25 USD	08/26/25	(21)	(89)	$(29,552)	$(21,777)	$7,775
NAT GAS EURO OPT SEP25	5.50 USD	08/26/25	(63)	(347)	(188,980)	(13,419)	175,561
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(50)	(400)	(85,500)	(36,900)	48,600
S&P 500 INDEX	10,000.00 USD	12/18/26	(4,382)	(43,820,000)	(384,330)	(492,975)	(108,645)
SILVER SEP25	39.50 USD	08/26/25	(37)	(1,461)	(179,364)	(96,755)	82,609
SOYBEAN OIL DEC 25	70.00 USD	11/21/25	(31)	(2,170)	(12,534)	(10,695)	1,839
SOYBEAN OIL MAR 26	75.00 USD	02/20/26	(63)	(4,725)	(23,583)	(22,491)	1,092
SPX INDEX OPTION CALL 32 7/1/25	32.00 USD	07/16/25	(700)	(22,400)	(59,108)	(16,100)	43,008
SPX INDEX OPTION CALL 38 7/1/25	38.00 USD	07/16/25	(799)	(30,362)	(62,674)	(13,583)	49,091

					$(5,559,185)	$(4,000,546)	$1,558,639

Exchange-Traded Put Options Written
ALUMINIUM SEP 25	2,300.00 USD	09/03/25	(80)	(184,000)	(55,744)	(14,060)	41,684
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	15.00 USD	12/15/25	(2,850)	(42,750)	(2,990,163)	(829,350)	2,160,813
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	27.00 USD	12/15/25	(1,135)	(30,645)	(3,849,419)	(2,037,325)	1,812,094
CALIFORNIA CARBON ALLOWANCE VINTAGE DEC25	35.00 USD	12/15/25	(1,445)	(50,575)	(6,447,715)	(10,469,025)	(4,021,310)
CRUDE OIL FUT AUG 25	55.50 USD	08/15/25	(20)	(1,110)	(14,365)	(12,600)	1,765
CRUDE OIL FUT SEP 25	50.00 USD	08/15/25	(50)	(2,500)	(74,412)	(14,000)	60,412
E-MINI S&P 500 INDEX	5,200.00 USD	09/19/25	(52)	(270,400)	(141,200)	(55,900)	85,300
LME COPPER 3MO CALL [1]	9,500.00 USD	07/02/25	(20)	(190,000)	(85,436)	(6,755)	78,681
NAT GAS EURO OPT NOV25	3.20 USD	10/28/25	(300)	(960)	(227,124)	(484,200)	(257,076)
NAT GAS EURO OPT OCT25	3.75 USD	09/25/25	(200)	(750)	(451,416)	(976,400)	(524,984)
NAT GAS EURO OPT SEP25	3.75 USD	08/26/25	(513)	(1,924)	(1,361,882)	(2,440,341)	(1,078,459)
PALLADIUM SEP 25	950.00 USD	08/20/25	(42)	(39,900)	(37,715)	(25,200)	12,515
S&P 500 INDEX	5,375.00 USD	07/18/25	(739)	(3,972,125)	(1,453,593)	(189,923)	1,263,670
SGX IRON ORE AUG 25	85.00 USD	08/29/25	(84)	(7,140)	(20,769)	(1,092)	19,677
SGX IRON ORE JUL 25	85.00 USD	07/31/25	(84)	(7,140)	(20,769)	0	20,769
SGX IRON ORE SEP 25	85.00 USD	09/30/25	(84)	(7,140)	(20,790)	(3,948)	16,842
SPX INDEX OPTION PUT 17 7/1/25	17.00 USD	07/16/25	(2,402)	(40,834)	(130,176)	(74,462)	55,714

					$(17,382,688)	$(17,634,581)	$(251,893)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options Written
CDX IG44 CREDIT SWAPTION CALL 82.5 1/1/2038	Goldman Sachs & Co.	82.50 USD	09/17/25	(3,101,750,000)	(255,894,375,000)	$(1,938,593)	$(1,159,375)	$779,218
CNH USD FX OPTION CALL 7.65 10/8/25	J.P. Morgan Securities LLC	7.65 USD	10/08/25	(10,000,000)	(76,500,000)	(61,200)	(1,926)	59,274
NVIDIA CORP. JAN 26	Bank Of America Merrill Lynch	210.00 USD	01/16/26	(15)	(3,150)	(5,625)	(8,240)	(2,615)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
VIX INDEX OPTION CALL 26 7/1/25	Morgan Stanley & Co. LLC	47.50 USD	07/30/25	(290)	(13,775)	$(4,243)	$(6,960)	$(2,717)
XAG USD FX OPTION CALL 42.5 12/18/25	J.P. Morgan Securities LLC	42.50 USD	12/18/25	(210,000)	(8,925,000)	(294,001)	(184,045)	109,956
XAG USD FX OPTION CALL 45 12/29/25	J.P. Morgan Securities LLC	45.00 USD	12/29/25	(200,000)	(9,000,000)	(240,000)	(86,412)	153,588
XAU USD FX OPTION CALL 3750 7/18/25	J.P. Morgan Securities LLC	3,750.00 USD	07/18/25	(1,550)	(5,812,500)	(88,350)	(203)	88,147

						$(2,632,012)	$(1,447,161)	$1,184,851

OTC Put Options Written
USD JPY FX OPTION PUT 132 9/25/25	Bank Of America Merrill Lynch	132.00 USD	09/25/25	(2,000,000)	(264,000,000)	(6,730)	(5,933)	797

Total Options Written Outstanding						$(25,580,615)	$(23,088,221)	$2,492,394

1	Security is valued using significant unobservable inputs.

At June 30, 2025 the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Azul Secured Finance LLP, New Money DIP Term Loan, , 16.00, PRIME + 16.00%, 02/27/26	$5,096,961	$949,222	$129,517

Total Unfunded Loan Commitment	$5,096,961	$949,222	$129,517

Future Contracts Outstanding at June 30, 2025

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	274	EUREX	32,393,600 EUR	09/08/25	$(175,845)
3 Month Eurodollar	481	LIFFE	118,085,867 EUR	09/15/25	(127,916)
3 Month Eurodollar	474	LIFFE	116,459,487 EUR	03/16/26	(81,028)
3 Month Eurodollar	417	LIFFE	102,424,680 EUR	06/15/26	(54,148)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
3 Month Eurodollar	124	LIFFE	30,431,713 EUR	09/14/26	$(663)
3 Month Eurodollar	417	LIFFE	102,312,196 EUR	12/14/26	(50,588)
3 Month Eurodollar	334	LIFFE	81,870,212 EUR	03/15/27	(17,861)
3 Month Eurodollar	195	LIFFE	47,766,428 EUR	06/14/27	(15,744)
3 Month SOFR	1,256	CME	301,152,157 USD	12/17/25	256,443
3 Month SOFR	40	CME	9,630,594 USD	03/18/26	2,406
3 Month SOFR	61	CME	14,726,850 USD	06/17/26	4,650
3 Month SOFR	315	CME	76,336,382 USD	03/17/27	27,493
3 Month SOFR	1,260	CME	304,475,451 USD	09/15/27	775,299
Aluminium	85	LME	5,408,488 USD	07/14/25	111,837
Aluminium	36	LME	2,242,620 USD	09/02/25	95,787
Australian 10-Year Bond	309	SFE	35,347,051 AUD	09/15/25	46,267
Australian Dollar Currency	35	CME	2,289,957 USD	09/15/25	16,368
Brazilian Real Currency	293	CME	5,257,592 USD	07/31/25	99,913
Brent Crude	907	ICE	62,671,122 USD	07/31/25	(2,137,942)
Brent Crude	30	NYMEX	1,831,950 USD	07/31/25	170,250
Brent Crude	105	ICE	258,300 USD	08/26/25	28,350
Brent Crude	63	ICE	42,210 USD	08/26/25	(15,120)
Brent Crude	1	NYMEX	68,820 USD	08/29/25	(2,960)
Brent Crude	51	ICE	3,605,276 USD	09/30/25	(277,526)
Brent Crude	377	ICE	246,230 USD	10/28/25	28,980
Brent Crude	105	ICE	333,900 USD	10/28/25	(68,250)
Brent Crude	372	ICE	2,176,150 USD	10/28/25	658,490
Brent Crude	105	ICE	410,550 USD	10/28/25	70,350
Brent Crude	94	NYMEX	6,608,520 USD	10/31/25	(506,980)
Brent Crude	17	ICE	1,111,112 USD	10/31/25	(7,642)
Brent Crude	225	ICE	1,203,750 USD	04/27/26	308,250
Brent Crude	15	ICE	1,057,340 USD	04/30/26	(86,240)
Brent Crude	294	ICE	648,480 USD	10/27/26	92,400
Brent Crude	294	ICE	1,013,460 USD	10/27/26	(246,120)
Brent Crude	3	ICE	191,020 USD	10/30/26	3,740
British Pound Currency	344	GBX	29,193,283 USD	09/15/25	315,467
CAC40 Index	45	MAT	3,454,200 EUR	07/18/25	(3,180)
California Carbon Allowance Vintage DEC25	5,039	ICE	161,300,117 USD	12/24/25	(18,242,907)
Canadian 10-Year Bond	394	MOE	47,948,018 CAD	09/18/25	88,109
Canadian Dollar Currency	107	CME	7,896,848 USD	09/16/25	(13,088)
Carbon Emission	50	ICE	212,500 EUR	12/10/25	(71,560)
Cattle	691	CME	56,809,080 USD	10/31/25	1,283,290
CBOE Volatility Index	81	CBOE	1,681,490 USD	07/16/25	(165,778)
CBOE Volatility Index	139	CBOE	2,907,640 USD	08/20/25	(114,074)
CBOE Volatility Index	417	CBOE	9,022,360 USD	12/17/25	(155,481)
Cocoa	6	NYBOT	506,900 USD	12/15/25	(8,960)
Coffee ‘C’	18	NYBOT	2,297,016 USD	12/18/25	(308,466)
Copper	42	LME	10,225,563 USD	07/14/25	216,929
Copper	45	COMEX	5,565,025 USD	09/26/25	152,787
Copper	53	LME	12,327,331 USD	12/17/25	718,619
Copper	260	COMEX	32,519,426 USD	12/29/25	942,574
Corn	2,037	CBT	43,683,974 USD	12/12/25	(346,799)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Cotton No.2	585	NYBOT	19,910,695 USD	12/08/25	$17,331
DAX Index	20	EUREX	11,849,150 EUR	09/19/25	206,554
DJIA mini E-CBOT	52	CBT	11,118,143 USD	09/19/25	422,997
E-Mini Russell Index	50	ICE	5,302,583 USD	09/19/25	176,667
E-Mini S&P 500 Index	187	CME	56,966,330 USD	09/19/25	1,506,232
E-Mini S&P Mid Cap 400 Index	2	CME	614,960 USD	09/19/25	10,140
Euro FX	74	CME	10,786,339 USD	09/15/25	161,961
Euro OAT	141	EUREX	17,591,630 EUR	09/08/25	(153,357)
Euro Stoxx 50	48	EUREX	2,545,840 EUR	09/19/25	13,099
Euro-BTP	345	EUREX	41,688,488 EUR	09/08/25	66,568
Euro-BTP	357	EUREX	38,598,305 EUR	09/08/25	(72,962)
Euro-Bund	132	EUREX	17,312,100 EUR	09/08/25	(155,843)
Euro-Schatz	2,509	EUREX	269,448,030 EUR	09/08/25	(421,447)
FTSE 100 Index	115	LIFFE	10,206,660 GBP	09/19/25	(135,528)
FTSE/MIB Index	15	MIL	2,956,130 EUR	09/19/25	38,601
Gas Oil	282	ICE	19,592,204 USD	08/12/25	(952,004)
Gas Oil	1	ICE	65,000 USD	09/11/25	300
Gas Oil	105	ICE	6,956,497 USD	11/12/25	(239,122)
Gasoline RBOB	577	NYMEX	50,673,996 USD	07/31/25	(458,725)
Gasoline RBOB	118	NYMEX	9,798,358 USD	10/31/25	(663,459)
Globex Natural Gas	15	NYMEX	544,950 USD	07/28/25	(26,550)
Gold	128	COMEX	42,968,748 USD	08/27/25	(630,188)
Henry Hub	682	ICE	6,639,911 USD	12/29/25	1,632,749
Henry Hub	616	ICE	5,997,339 USD	02/01/26	1,028,141
Henry Hub	682	ICE	6,639,911 USD	03/01/26	338,654
Henry Hub	720	ICE	6,678,087 USD	04/01/26	192,513
Henry Hub	744	ICE	6,900,690 USD	05/01/26	185,910
Henry Hub	720	ICE	6,678,087 USD	06/01/26	473,313
Henry Hub	744	ICE	6,900,690 USD	07/01/26	842,490
Henry Hub	744	ICE	6,900,690 USD	08/01/26	933,630
Henry Hub	720	ICE	6,678,087 USD	09/01/26	818,913
Henry Hub	744	ICE	6,900,690 USD	10/01/26	944,790
Henry Hub	690	ICE	6,365,712 USD	11/01/26	1,267,413
Henry Hub	713	ICE	6,577,903 USD	12/01/26	1,956,707
Henry Hub	30	ICE	282,600 USD	12/29/26	93,825
Henry Hub	24	ICE	226,080 USD	01/27/27	49,080
Henry Hub	61	ICE	564,570 USD	02/24/27	34,907
Henry Hub	58	ICE	505,900 USD	03/29/27	150
Henry Hub	30	ICE	282,600 USD	04/28/27	(23,850)
Henry Hub	28	ICE	263,760 USD	05/26/27	(12,250)
Henry Hub	30	ICE	282,600 USD	06/28/27	(75)
Henry Hub	30	ICE	282,600 USD	07/28/27	3,675
Henry Hub	28	ICE	263,760 USD	08/27/27	840
Henry Hub	61	ICE	555,495 USD	09/28/27	31,173
Henry Hub	28	ICE	263,760 USD	10/27/27	18,830
Henry Hub	30	ICE	282,600 USD	11/26/27	50,550
Henry Hub	16	ICE	140,000 USD	12/27/29	42,680
Henry Hub	16	ICE	140,000 USD	01/29/30	30,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	16	ICE	140,000 USD	02/26/30	$2,680
Henry Hub	16	ICE	140,000 USD	03/27/30	(19,280)
Henry Hub	16	ICE	140,000 USD	04/26/30	(20,760)
Henry Hub	16	ICE	140,000 USD	05/29/30	(14,520)
Henry Hub	16	ICE	140,000 USD	06/26/30	(7,880)
Henry Hub	16	ICE	140,000 USD	07/29/30	(5,720)
Henry Hub	16	ICE	140,000 USD	08/28/30	(6,480)
Henry Hub	16	ICE	140,000 USD	09/26/30	(2,480)
Henry Hub	16	ICE	140,000 USD	10/29/30	7,040
Henry Hub	16	ICE	140,000 USD	11/26/30	25,440
HKG Hang Seng Index	49	HFE	59,298,250 HKD	07/30/25	(37,255)
ICE 3 Month Sonia	735	ICE	177,013,181 GBP	03/17/26	129,381
ICE 3 Month Sonia	624	ICE	150,478,825 GBP	09/15/26	298,105
ICE 3 Month Sonia	375	ICE	90,467,413 GBP	12/15/26	156,259
ICE 3 Month Sonia	115	ICE	27,758,302 GBP	03/16/27	25,408
ICE 3 Month Sonia	722	ICE	174,089,652 GBP	09/14/27	251,330
Japan Yen Currency	166	CME	14,453,881 USD	09/15/25	60,744
Korean 10-Year Bond	7	KFE	823,130,000 KRW	09/16/25	4,357
Lean Hogs	120	CME	5,269,392 USD	08/18/25	(109,392)
Lean Hogs	407	CME	15,370,092 USD	10/16/25	(327,372)
Long Gilt	112	LIFFE	10,422,600 GBP	09/26/25	(4,447)
Mexican Peso Currency	459	CME	11,969,573 USD	09/15/25	170,977
MSCI Emerging Markets Index	72	NYSE	4,369,320 USD	09/19/25	71,280
NASDAQ 100 E-Mini	29	CME	12,797,925 USD	09/19/25	480,160
Natural Gas	301	NYMEX	11,223,741 USD	07/29/25	(821,181)
Natural Gas	20	NYMEX	717,930 USD	08/27/25	(19,930)
Natural Gas	28	NYMEX	919,648 USD	09/01/25	57,552
Natural Gas	295	NYMEX	11,188,330 USD	09/26/25	(588,980)
Natural Gas	60	ICE	316,253 EUR	09/26/25	(336,883)
Natural Gas	28	NYMEX	919,648 USD	10/01/25	86,392
Natural Gas	129	NYMEX	5,412,826 USD	10/29/25	(272,176)
Natural Gas	32	NYMEX	971,555 USD	11/01/25	303,645
Natural Gas	166	NYMEX	8,084,254 USD	11/25/25	(514,654)
Natural Gas	32	NYMEX	971,555 USD	12/01/25	487,645
Natural Gas	116	NYMEX	5,754,418 USD	12/29/25	(126,098)
Natural Gas	43	NYMEX	1,929,720 USD	02/25/26	(169,730)
Natural Gas	72	NYMEX	2,824,750 USD	03/27/26	(76,510)
Natural Gas	55	ICE	1,524,600 EUR	03/30/26	(258,097)
Natural Gas	160	NYMEX	6,277,403 USD	04/28/26	(181,403)
Natural Gas	55	ICE	1,575,420 EUR	04/29/26	(299,959)
Natural Gas	270	NYMEX	11,294,661 USD	05/27/26	(567,561)
Natural Gas	55	ICE	1,524,600 EUR	05/28/26	(302,085)
Natural Gas	4	NYMEX	169,440 USD	06/26/26	(2,920)
Natural Gas	55	ICE	1,575,420 EUR	06/29/26	(306,852)
Natural Gas	4	NYMEX	175,480 USD	07/29/26	(7,000)
Natural Gas	55	ICE	1,575,420 EUR	07/30/26	(301,550)
Natural Gas	4	NYMEX	173,590 USD	08/27/26	(6,990)
Natural Gas	55	ICE	1,524,600 EUR	08/27/26	(282,726)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	4	NYMEX	175,800 USD	09/28/26	$(7,080)
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	675,567
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	441,747
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	88,047
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(150,093)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(171,693)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(94,473)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(513)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	26,487
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	6,507
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	42,687
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	145,287
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	363,987
New Zealand Dollar	40	ICE	2,427,290 USD	09/15/25	16,910
Nikkei Index	10	OSE	380,435,000 JPY	09/12/25	171,279
NY Harbor ULSD	191	NYMEX	17,893,534 USD	07/31/25	366,944
OMXS30 Index	130	SOM	32,156,595 SEK	07/18/25	26,679
Palladium	7	NYMEX	762,067 USD	09/26/25	12,903
Platinum	20	NYMEX	1,302,396 USD	10/29/25	40,604
S&P ASX Share Price Index 200	34	SFE	7,262,975 AUD	09/18/25	(4,294)
S&P TSX 60 Index	23	MOE	7,271,572 CAD	09/18/25	64,937
Silver	40	COMEX	7,321,353 USD	09/26/25	(86,953)
Silver	10	COMEX	1,854,990 USD	12/29/25	(24,290)
Soybean	43	CBT	2,248,294 USD	08/14/25	(34,332)
Soybean	1,220	CBT	63,396,037 USD	11/14/25	(749,037)
Soybean	942	CBT	28,076,320 USD	12/12/25	(824,260)
Soybean Oil	1,112	CBT	36,945,222 USD	01/14/26	(1,650,342)
Sugar	816	NYBOT	15,358,103 USD	09/30/25	(552,599)
Swiss Franc Currency	34	CME	5,317,106 USD	09/15/25	91,656
TOPIX	27	OSE	753,255,250 JPY	09/11/25	123,119
U.S. Treasury 10-Year Note	178	CBT	19,741,688 USD	09/19/25	216,562
U.S. Treasury 10-Year Note	25	CBT	2,773,438 USD	12/19/25	28,516
U.S. Treasury 2-Year Note	1,045	CBT	216,682,774 USD	09/30/25	701,719
U.S. Treasury 5-Year Note	489	CBT	52,723,547 USD	09/30/25	577,453
U.S. Treasury Ultra 10-Year Bond	188	CBT	21,025,163 USD	09/19/25	456,774
U.S. Treasury Ultra Bond	19	CBT	2,171,453 USD	09/19/25	91,922
VSTOXX	4,091	EUREX	617,153 EUR	07/16/25	(558,310)
VSTOXX	1,300	EUREX	84,000 EUR	07/16/25	(83,634)
Wheat	1,183	CBT	32,359,199 USD	09/12/25	(521,712)
WTI Crude	367	NYMEX	24,429,608 USD	07/22/25	(534,238)
WTI Crude	2	ICE	127,840 USD	08/19/25	(140)
WTI Crude	75	NYMEX	4,729,212 USD	09/22/25	(22,212)
WTI Crude	54	NYMEX	3,560,770 USD	10/21/25	(209,530)
WTI Crude	27	NYMEX	1,769,368 USD	11/20/25	(104,818)
WTI Crude	569	NYMEX	34,977,370 USD	01/20/26	(69,220)
WTI Crude	10	NYMEX	614,200 USD	05/19/26	(800)
WTI Crude	152	NYMEX	9,408,010 USD	11/20/26	(69,130)

					$(12,267,281)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short Futures
1 Year Mid-Curve 3 Month Eurodollar Option	325	EUREX	38,322,368 EUR	09/08/25	$89,958
3 Month Eurodollar	1,356	LIFFE	333,187,299 EUR	12/15/25	340,780
3 Month SOFR	97	CME	23,282,731 USD	12/17/25	5,156
3 Month SOFR	91	CME	21,887,100 USD	03/18/26	(27,975)
3 Month SOFR	53	CME	12,764,600 USD	06/17/26	(34,900)
3 Month SOFR	1,171	CME	282,720,800 USD	09/16/26	(719,750)
3 Month SOFR	685	CME	165,564,428 USD	12/16/26	(436,759)
3 Month SOFR	33	CME	7,968,425 USD	03/17/27	(31,600)
3 Month SOFR	403	CME	97,406,245 USD	06/16/27	(275,918)
3 Month SOFR	9	CME	2,175,125 USD	09/15/27	(5,238)
3 Month SOFR	34	CME	8,205,437 USD	12/15/27	(26,388)
3 Month SOFR	38	CME	9,161,700 USD	03/15/28	(32,875)
3 Month SOFR	25	CME	6,012,125 USD	06/20/28	(33,500)
3 Month SOFR	37	CME	8,912,562 USD	09/19/28	(29,875)
3 Month SOFR	37	CME	8,917,825 USD	12/20/28	(20,450)
3 Month SOFR	20	CME	4,815,750 USD	03/20/29	(13,500)
3 Month SOFR	17	CME	4,090,687 USD	06/18/29	(12,050)
3 Month SOFR	10	CME	2,410,912 USD	09/18/29	(1,213)
3 Month SOFR	9	CME	2,168,950 USD	12/18/29	(838)
3 Month SOFR	2	CME	481,825 USD	03/20/30	(50)
3 Month SOFR	9	CME	2,166,287 USD	06/20/30	(800)
Aluminium	85	LME	5,167,469 USD	07/14/25	(352,856)
Aluminium	36	LME	2,204,550 USD	09/02/25	(133,857)
Brent Crude	1	ICE	3,150 USD	07/28/25	2,900
Brent Crude	63	ICE	22,050 USD	08/26/25	6,930
Brent Crude	210	ICE	203,700 USD	08/26/25	102,900
Brent Crude	180	ICE	589,860 USD	08/26/25	(446,940)
Brent Crude	15	ICE	89,250 USD	08/26/25	77,400
Brent Crude	415	ICE	28,815,306 USD	08/29/25	1,483,406
Brent Crude	175	ICE	11,420,510 USD	09/30/25	1,760
Brent Crude	105	ICE	133,350 USD	10/28/25	(7,350)
Brent Crude	105	ICE	180,600 USD	10/28/25	103,950
Brent Crude	749	ICE	1,559,760 USD	10/28/25	(335,210)
Brent Crude	87	ICE	5,644,610 USD	10/31/25	(2,560)
Brent Crude	13	ICE	842,626 USD	11/28/25	616
Brent Crude	644	ICE	42,014,740 USD	12/30/25	335,060
Brent Crude	225	ICE	551,250 USD	04/27/26	(119,250)
Brent Crude	45	ICE	3,017,764 USD	10/30/26	96,364
Canadian Dollar Currency	44	CME	3,235,382 USD	09/16/25	(6,538)
Carbon Emission	50	ICE	28,500 EUR	12/10/25	11,780
Cattle	542	CME	44,751,923 USD	08/29/25	(1,616,177)
CBOE Volatility Index	96	CBOE	2,056,374 USD	09/17/25	69,059
CBOE Volatility Index	206	CBOE	4,476,393 USD	10/22/25	128,351
CBOE Volatility Index	104	CBOE	2,257,047 USD	11/19/25	41,847
Cocoa	2	NYBOT	183,470 USD	09/15/25	3,470
Coffee ‘C’	25	NYBOT	3,141,822 USD	09/18/25	328,384
Copper	250	COMEX	30,966,113 USD	09/26/25	(799,512)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Copper	53	LME	12,640,062 USD	12/17/25	$(405,888)
Corn	131	CBT	2,713,413 USD	09/12/25	32,825
Corn	1,874	CBT	41,763,788 USD	03/13/26	442,088
Cotton No.2	197	NYBOT	6,718,626 USD	12/08/25	7,821
Cotton No.2	679	NYBOT	23,488,498 USD	03/09/26	(93,172)
E-Mini S&P 500 Index	22	CME	6,716,617 USD	09/19/25	(162,508)
Euro FX	17	CME	2,480,700 USD	09/15/25	(34,450)
Euro OAT	9	EUREX	1,115,319 EUR	09/08/25	894
Euro Stoxx 50	540	EUREX	28,594,950 EUR	09/19/25	(201,253)
Euro Stoxx 600	3	EUREX	76,740 EUR	09/19/25	(1,343)
Euro-Bund	259	EUREX	33,887,784 EUR	09/08/25	210,775
Euro-Buxl	103	EUREX	12,411,085 EUR	09/08/25	213,050
Euro-Schatz	1,217	EUREX	130,558,992 EUR	09/08/25	42,103
FTSE Taiwan Index	25	SING	1,820,250 USD	07/30/25	(3,250)
Gas Oil	1	ICE	69,750 USD	07/10/25	2,050
Gas Oil	7	ICE	454,650 USD	09/11/25	(2,450)
Gas Oil	91	ICE	5,986,175 USD	10/10/25	82,550
Gas Oil	90	ICE	6,041,000 USD	12/11/25	373,250
Gasoline RBOB	1	ICE	85,890 USD	08/28/25	118
Gasoline RBOB	491	NYMEX	42,688,241 USD	08/29/25	573,992
Gasoline RBOB	58	NYMEX	5,000,811 USD	09/30/25	395,796
Gasoline RBOB	6	NYMEX	412,440 USD	11/28/25	(44,234)
Globex Natural Gas	13	NYMEX	517,370 USD	09/25/25	50,280
Globex Natural Gas	13	NYMEX	515,240 USD	09/25/25	61,540
Globex Natural Gas	12	NYMEX	484,700 USD	10/28/25	6,500
Gold	8	COMEX	2,649,612 USD	08/27/25	3,452
Henry Hub	93	ICE	955,110 USD	07/29/25	151,590
Henry Hub	58	NYMEX	583,700 USD	08/01/25	82,580
Henry Hub	150	ICE	1,665,698 USD	08/27/25	356,947
Henry Hub	58	NYMEX	583,700 USD	09/01/25	77,650
Henry Hub	93	ICE	955,110 USD	09/26/25	119,737
Henry Hub	58	NYMEX	583,700 USD	10/01/25	62,715
Henry Hub	180	ICE	2,008,024 USD	10/29/25	214,774
Henry Hub	58	NYMEX	583,700 USD	11/01/25	5,875
Henry Hub	186	ICE	2,072,168 USD	11/25/25	(48,232)
Henry Hub	58	NYMEX	583,700 USD	12/01/25	(77,500)
Henry Hub	30	NYMEX	279,750 USD	12/26/25	(84,150)
Henry Hub	30	NYMEX	279,750 USD	01/27/26	(62,400)
Henry Hub	30	NYMEX	279,750 USD	02/24/26	(27,225)
Henry Hub	30	NYMEX	279,750 USD	03/26/26	(6,525)
Henry Hub	30	NYMEX	279,750 USD	04/27/26	(6,000)
Henry Hub	30	NYMEX	279,750 USD	05/26/26	(18,225)
Henry Hub	30	NYMEX	279,750 USD	06/25/26	(32,475)
Henry Hub	30	NYMEX	279,750 USD	07/28/26	(36,150)
Henry Hub	30	NYMEX	279,750 USD	08/26/26	(32,625)
Henry Hub	30	NYMEX	279,750 USD	09/25/26	(36,600)
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(52,125)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(79,350)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	10	ICE	96,500 USD	12/29/26	$(28,975)
Henry Hub	10	ICE	96,500 USD	01/27/27	(18,150)
Henry Hub	10	ICE	96,500 USD	02/24/27	(1,775)
Henry Hub	10	ICE	96,500 USD	03/29/27	9,250
Henry Hub	10	ICE	96,500 USD	04/28/27	10,250
Henry Hub	10	ICE	96,500 USD	05/26/27	6,675
Henry Hub	10	ICE	96,500 USD	06/28/27	2,325
Henry Hub	10	ICE	96,500 USD	07/28/27	1,075
Henry Hub	10	ICE	96,500 USD	08/27/27	2,000
Henry Hub	10	ICE	96,500 USD	09/28/27	325
Henry Hub	10	ICE	96,500 USD	10/27/27	(4,425)
Henry Hub	10	ICE	96,500 USD	11/26/27	(14,550)
ICE 3 Month Sonia	1,292	ICE	311,504,099 GBP	06/16/26	(417,218)
ICE 3 Month Sonia	308	ICE	74,287,942 GBP	06/15/27	(113,255)
Iron Ore	681	SING	6,295,845 USD	08/29/25	(106,917)
Japan Yen Currency	92	CME	8,036,516 USD	09/15/25	(7,734)
Japanese 10-Year Bond	5	OSE	693,200,000 JPY	09/12/25	(13,194)
Japanese 10-Year Bond	24	OSE	3,332,030,002 JPY	09/12/25	(30,902)
KOSPI 200 Index	3	KFE	289,200,000 KRW	09/11/25	(16,977)
Lean Hogs	370	CME	16,502,946 USD	08/18/25	592,946
Long Gilt	37	LIFFE	3,365,625 GBP	09/26/25	(104,987)
Mexican Peso Currency	38	CME	994,250 USD	09/15/25	(10,850)
NASDAQ 100 E-Mini	47	CME	20,822,864 USD	09/19/25	(696,791)
Natural Gas	28	NYMEX	273,860 USD	07/29/25	31,940
Natural Gas	361	NYMEX	14,317,460 USD	07/29/25	1,841,300
Natural Gas	25	ICE	686,691 EUR	07/30/25	88,097
Natural Gas	28	NYMEX	273,860 USD	08/27/25	29,560
Natural Gas	370	NYMEX	13,981,095 USD	08/27/25	1,068,095
Natural Gas	28	NYMEX	273,860 USD	09/26/25	22,350
Natural Gas	108	NYMEX	4,579,723 USD	09/26/25	699,283
Natural Gas	28	NYMEX	273,860 USD	10/29/25	(5,090)
Natural Gas	13	NYMEX	538,400 USD	11/24/25	(54,400)
Natural Gas	28	NYMEX	273,860 USD	11/25/25	(45,340)
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(24,360)
Natural Gas	288	NYMEX	14,281,180 USD	12/29/25	307,420
Natural Gas	110	ICE	3,182,605 EUR	12/30/25	344,945
Natural Gas	138	NYMEX	5,035,763 USD	01/01/26	(1,659,997)
Natural Gas	3	NYMEX	121,200 USD	01/27/26	(15,660)
Natural Gas	40	NYMEX	1,811,179 USD	01/28/26	(13,621)
Natural Gas	110	ICE	2,874,611 EUR	01/29/26	315,917
Natural Gas	138	NYMEX	5,035,763 USD	02/01/26	(1,259,797)
Natural Gas	3	NYMEX	121,200 USD	02/24/26	(1,590)
Natural Gas	232	NYMEX	10,076,930 USD	02/25/26	581,170
Natural Gas	110	ICE	3,178,327 EUR	02/26/26	399,838
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	(612,577)
Natural Gas	3	NYMEX	121,200 USD	03/26/26	6,690
Natural Gas	28	NYMEX	1,077,380 USD	03/27/26	8,620
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	(231,697)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	3	NYMEX	121,200 USD	04/27/26	$6,900
Natural Gas	33	NYMEX	1,417,829 USD	04/28/26	160,529
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	(222,037)
Natural Gas	3	NYMEX	121,200 USD	05/26/26	2,010
Natural Gas	28	NYMEX	1,089,870 USD	05/27/26	(22,570)
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	(446,977)
Natural Gas	3	NYMEX	121,200 USD	06/25/26	(3,690)
Natural Gas	390	NYMEX	16,864,354 USD	06/26/26	628,654
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	(709,177)
Natural Gas	3	NYMEX	121,200 USD	07/28/26	(5,160)
Natural Gas	33	NYMEX	1,454,200 USD	07/29/26	64,240
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(776,797)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	(3,750)
Natural Gas	28	NYMEX	1,225,159 USD	08/27/26	58,959
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	(711,937)
Natural Gas	3	NYMEX	121,200 USD	09/25/26	(5,340)
Natural Gas	34	NYMEX	1,290,050 USD	09/28/26	(144,070)
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(785,077)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	(11,550)
Natural Gas	23	NYMEX	1,023,959 USD	10/28/26	6,209
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(1,070,737)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(22,440)
Natural Gas	30	NYMEX	1,319,059 USD	11/25/26	(117,341)
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,571,677)
Natural Gas	55	NYMEX	2,465,200 USD	12/29/26	(295,250)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	(59,680)
Natural Gas	61	NYMEX	2,658,290 USD	02/24/27	260,380
Natural Gas	60	NYMEX	2,593,710 USD	03/29/27	499,710
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	542,400
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	466,610
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	374,390
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	347,890
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	367,500
Natural Gas	60	NYMEX	2,620,100 USD	09/28/27	311,900
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	231,290
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	16,640
NY Harbor ULSD	36	NYMEX	3,434,625 USD	08/29/25	29,904
NY Harbor ULSD	12	NYMEX	1,084,183 USD	09/30/25	(44,273)
NY Harbor ULSD	56	NYMEX	5,536,732 USD	10/31/25	316,233
NY Harbor ULSD	2	NYMEX	183,985 USD	11/28/25	(344)
Soybean	241	CBT	7,254,100 USD	08/14/25	607,320
Soybean	951	CBT	28,631,380 USD	01/14/26	786,100
Soybean	1,292	CBT	68,158,819 USD	01/14/26	829,469
Soybean Oil	1,070	CBT	35,471,717 USD	12/12/25	1,606,217
Sugar	264	NYBOT	4,960,889 USD	09/30/25	170,873
Sugar	951	NYBOT	18,490,834 USD	02/27/26	447,701
Swiss Franc Currency	11	CME	1,713,131 USD	09/15/25	(36,763)
U.S. Treasury 10-Year Note	2,524	CBT	279,045,163 USD	09/19/25	(3,958,337)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	188	CBT	38,979,544 USD	09/30/25	$(128,862)
U.S. Treasury 5-Year Note	258	CBT	27,863,035 USD	09/30/25	(258,965)
U.S. Treasury Long Bond	268	CBT	30,070,399 USD	09/19/25	(875,226)
U.S. Treasury Ultra Bond	145	CBT	16,915,470 USD	09/19/25	(357,655)
VSTOXX	73	EUREX	144,382 EUR	07/16/25	10,992
VSTOXX	3,891	EUREX	278,765 EUR	07/16/25	282,537
VSTOXX	1,179	EUREX	35,265 EUR	07/16/25	(14,012)
VSTOXX	164	EUREX	332,265 EUR	09/17/25	12,751
Wheat	1,457	CBT	41,610,043 USD	12/12/25	814,043
WTI Crude	129	ICE	8,055,770 USD	07/21/25	(343,420)
WTI Crude	666	NYMEX	43,079,117 USD	08/20/25	555,017
WTI Crude	336	NYMEX	20,797,014 USD	11/20/25	82,614
WTI Crude	64	NYMEX	4,049,842 USD	12/19/25	117,682
WTI Crude	8	NYMEX	518,490 USD	11/20/26	26,970
Zinc	105	LME	6,956,470 USD	07/14/25	(293,990)

					$(1,666,264)

Total Futures Contracts Outstanding					$(13,933,545)

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2025

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	8,815,400,000	USD	2,016,091	State Street Bank and Trust Company	07/31/25	$133,578
HKD	7,431,000	USD	959,525	State Street Bank and Trust Company	07/31/25	(10,056)
IDR	10,431,200,000	USD	615,069	State Street Bank and Trust Company	07/31/25	29,628
PEN	70,000	USD	18,888	State Street Bank and Trust Company	07/31/25	859
PHP	16,500,000	USD	294,976	State Street Bank and Trust Company	07/31/25	(2,183)
SGD	1,737,500	USD	1,336,936	State Street Bank and Trust Company	07/31/25	32,488
THB	10,400,000	USD	313,021	State Street Bank and Trust Company	07/31/25	7,568
TWD	34,600,000	USD	1,174,007	State Street Bank and Trust Company	07/31/25	22,486
TWD	100,000,000	USD	3,499,130	State Street Bank and Trust Company	07/31/25	(41,058)
USD	312,032	COP	1,298,300,000	State Street Bank and Trust Company	07/31/25	(4,564)
USD	12,901	HKD	100,000	State Street Bank and Trust Company	07/31/25	124
USD	387,066	IDR	6,325,700,000	State Street Bank and Trust Company	07/31/25	(3,891)
USD	266,369	PHP	15,100,000	State Street Bank and Trust Company	07/31/25	(1,581)
USD	697,265	SGD	900,000	State Street Bank and Trust Company	07/31/25	(12,077)
USD	2,080,311	THB	69,200,000	State Street Bank and Trust Company	07/31/25	(52,844)
USD	8,899,592	TWD	283,900,000	State Street Bank and Trust Company	07/31/25	(917,874)
BRL	24,200,000	USD	4,230,825	State Street Bank and Trust Company	07/02/25	223,354
BRL	32,975,284	USD	5,986,820	JP Morgan Chase Bank N.A.	07/03/25	81,004
BRL	55,790,587	USD	9,847,228	JP Morgan Chase Bank N.A.	07/07/25	277,450
BRL	22,800,000	USD	4,106,295	State Street Bank and Trust Company	08/04/25	57,784
CLP	287,800,000	USD	306,423	State Street Bank and Trust Company	07/31/25	2,505
CNH	33,904,460	USD	4,675,000	Bank Of America Merrill Lynch	07/22/25	68,498
CNH	122,500,000	USD	17,113,260	State Street Bank and Trust Company	07/31/25	37,264
EUR	1,158,932	USD	1,347,372	Morgan Stanley Capital Services LLC	07/16/25	19,052

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	91,000	USD	123,641	State Street Bank and Trust Company	07/25/25	$1,283
HUF	171,400,000	USD	476,719	State Street Bank and Trust Company	07/31/25	27,742
ILS	2,700,000	USD	763,798	State Street Bank and Trust Company	07/31/25	37,914
INR	499,700,000	USD	5,777,411	State Street Bank and Trust Company	07/31/25	45,605
JPY	41,767,726	USD	293,294	Bank Of America Merrill Lynch	08/28/25	(1,393)
JPY	38,853,067	USD	273,792	Bank Of America Merrill Lynch	09/29/25	(1,293)
KRW	1,652,000,000	USD	1,185,877	State Street Bank and Trust Company	07/31/25	37,204
MXN	4,400,000	USD	221,354	State Street Bank and Trust Company	07/31/25	12,427
NOK	25,186,566	USD	2,445,785	State Street Bank and Trust Company	07/31/25	53,448
NOK	5,200,000	USD	522,052	State Street Bank and Trust Company	07/31/25	(6,062)
SEK	23,900,000	USD	2,499,488	State Street Bank and Trust Company	07/31/25	31,437
TRY	51,360	USD	1,279	JP Morgan Chase Bank N.A.	07/07/25	5
TRY	105,745,560	USD	2,554,272	JP Morgan Chase Bank N.A.	07/10/25	81,387
TRY	114,500,000	USD	2,706,562	State Street Bank and Trust Company	07/31/25	96,114
USD	2,320,915	AUD	3,637,000	State Street Bank and Trust Company	07/25/25	(73,752)
USD	4,381,949	BRL	24,200,000	State Street Bank and Trust Company	07/02/25	(72,230)
USD	5,992,000	BRL	32,975,284	JP Morgan Chase Bank N.A.	07/03/25	(75,823)
USD	9,834,089	BRL	55,790,588	JP Morgan Chase Bank N.A.	07/07/25	(290,590)
USD	4,326,440	CHF	3,535,000	State Street Bank and Trust Company	07/31/25	(145,043)
USD	884,201	CLP	828,700,000	State Street Bank and Trust Company	07/31/25	(5,334)
USD	18,565,380	CNH	134,318,000	State Street Bank and Trust Company	07/31/25	(239,714)
USD	712,787	CZK	15,600,000	State Street Bank and Trust Company	07/31/25	(31,063)
USD	18,272,705	EUR	15,749,800	Morgan Stanley Capital Services LLC	07/16/25	(296,906)
USD	4,877,244	EUR	4,243,000	State Street Bank and Trust Company	07/25/25	(128,392)
USD	1,140,680	EUR	1,000,000	Citibank N.A.	08/22/25	(41,248)
USD	671,863	EUR	584,000	Citibank N.A.	09/09/25	(19,200)
USD	36,654,565	GBP	27,473,000	State Street Bank and Trust Company	07/25/25	(1,060,085)
USD	631,061	GBP	475,000	Citibank N.A.	08/06/25	(21,053)
USD	94,679	GBP	70,000	Citibank N.A.	09/05/25	(1,446)
USD	1,458,067	ILS	5,285,000	State Street Bank and Trust Company	07/31/25	(111,212)
USD	324,567	INR	27,800,000	State Street Bank and Trust Company	07/31/25	613
USD	282,100	JPY	41,767,726	Bank Of America Merrill Lynch	08/28/25	(9,801)
USD	263,250	JPY	38,853,068	Bank Of America Merrill Lynch	09/29/25	(9,249)
USD	5,151,103	KRW	7,295,800,000	State Street Bank and Trust Company	07/31/25	(250,439)
USD	898,903	NOK	9,200,000	State Street Bank and Trust Company	07/31/25	(14,002)
USD	79,682	PLN	300,000	State Street Bank and Trust Company	07/31/25	(3,493)
USD	3,315,269	SEK	31,609,723	State Street Bank and Trust Company	07/31/25	(32,090)
USD	1,276	TRY	51,360	JP Morgan Chase Bank N.A.	07/07/25	(8)
USD	7	TRY	300	JP Morgan Chase Bank N.A.	07/10/25	0
USD	2,553,000	TRY	105,745,260	JP Morgan Chase Bank N.A.	07/10/25	(82,651)
USD	666,812	ZAR	12,100,000	State Street Bank and Trust Company	07/31/25	(15,188)
ZAR	13,600,000	USD	724,829	State Street Bank and Trust Company	07/31/25	41,718

Total Forward Foreign Currency Exchange Contacts Outstanding						$(2,624,349)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00	3M	12/20/29	Bank of America Securities, Inc.	1,000,000 USD	$(1,025)	$14,182	$(15,207)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	12,000,000 USD	(265,499)	(225,519)	(39,980)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	7,000,000 USD	(154,875)	(131,553)	(23,322)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	1,500,000 USD	(33,187)	(29,825)	(3,362)
China Government International Bonds	1.00	3M	12/20/29	Morgan Stanley Capital Services LLC	2,600,000 USD	(57,525)	(51,698)	(5,827)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(512,111)	$(424,413)	$(87,698)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43	5.00%	3M	12/20/2029	Bank of America Securities, Inc.	100,000 USD	$(7,464)	$(7,431)	$(33)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,900,000 EUR	(1,215,148)	(828,851)	(386,297)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,400,000 EUR	(602,000)	(408,587)	(193,413)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,200,000 EUR	(579,703)	(394,124)	(185,579)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,100,000 USD	(772,456)	(386,830)	(385,626)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,900,000 USD	(451,237)	(225,970)	(225,267)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,100,000 USD	(772,456)	(431,270)	(341,186)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,900,000 USD	(451,237)	(251,930)	(199,307)
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	8,400,000 EUR	(936,444)	(672,704)	(263,740)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	9,400,000 USD	$(718,919)	$(418,770)	$(300,149)
CDX.NA.HY.44	5.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,400,000 USD	(412,996)	(240,570)	(172,426)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	5,500,000 USD	135,008	168,300	(33,292)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	9,400,000 USD	230,741	287,640	(56,899)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	7,700,000 USD	189,012	230,231	(41,219)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	13,200,000 USD	324,020	394,680	(70,660)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	17,100,000 USD	419,753	513,000	(93,247)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	29,400,000 USD	721,680	882,000	(160,320)
iTraxx Asia Ex-Japan IG Series 43[1]	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,800,000 USD	(124,359)	(96,561)	(27,798)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	34,300,000 USD	841,960	1,068,445	(226,485)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	48,800,000 USD	1,197,891	1,520,120	(322,229)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	20,000,000 USD	490,939	617,000	(126,061)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	22,300,000 USD	547,397	665,655	(118,258)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	13,900,000 USD	341,203	416,305	(75,102)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	18,300,000 USD	449,209	546,255	(97,046)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	19,500,000 USD	478,665	584,025	(105,360)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	42,000,000 USD	$1,030,972	$1,247,400	$(216,428)
CDX.EM.43	1.00%	3M	6/20/2030	Morgan Stanley Capital Services LLC	10,000,000 USD	245,469	297,000	(51,531)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$599,500	$5,074,458	$(4,474,958)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Main Series 43	1.00%	3M	6/20/2030	Bank of America Securities, Inc.	NR	93,100,000 EUR	$2,371,680	$1,862,013	$509,667
iTraxx Europe Xover Series 43	5.00%	3M	6/20/2030	Bank of America Securities, Inc.	NR	5,000,000 EUR	557,407	2,226,145	(1,668,738)
CDX.EM.43	1.00%	3M	6/20/2030	Bank of America Securities, Inc.	NR	10,000,000 USD	(245,470)	(478,311)	232,841
CDX.NA.IG.44	1.00%	3M	6/20/2030	Bank of America Securities, Inc.	NR	41,000,000 USD	916,625	927,393	(10,768)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$3,600,242	$4,537,240	$(936,998)

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	13,000,000 USD	$(356,615)	$(333,749)	$(22,866)
Qatar Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	7,000,000 USD	(192,023)	(179,710)	(12,313)
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	23,700,000 USD	(374,960)	(411,704)	36,744
China Government International Bonds	1.00%	3M	12/20/2027	Citibank N.A.	13,800,000 USD	(218,331)	(239,726)	21,395
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	2,200,000 USD	(36,314)	(37,174)	860
Industrial & Commercial Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	3,800,000 USD	(62,724)	(64,210)	1,486
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	6,700,000 USD	(112,294)	(115,160)	2,866
China Construction Bank Corp.	1.00%	3M	12/20/2027	Barclays Bank PLC	11,400,000 USD	(191,067)	(195,944)	4,877
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	3,600,000 USD	(66,422)	(60,307)	(6,115)
China Development Bank	1.00%	3M	12/20/2027	Morgan Stanley Capital Services LLC	2,200,000 USD	(40,591)	(36,854)	(3,737)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	8,500,000 USD	$(132,081)	$(143,460)	$11,379
Bank of China Ltd.	1.00%	3M	12/20/2027	Goldman Sachs International	4,800,000 USD	(74,587)	(81,013)	6,426
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,900,000 USD	30,175	82,827	(52,652)
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	1,100,000 USD	17,470	47,504	(30,034)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000 USD	47,140	26,877	20,263
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,300,000 USD	81,513	46,475	35,038
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	3,300,000 USD	52,409	82,887	(30,478)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	4,800,000 USD	47,140	29,986	17,154
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	8,200,000 USD	80,531	51,225	29,306
Turkiye Government International Bonds	1.00%	3M	06/20/2027	Goldman Sachs International	2,000,000 USD	31,763	48,248	(16,485)
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	3,400,000 USD	33,391	29,855	3,536
Turkiye Government International Bonds	1.00%	3M	12/20/2026	Goldman Sachs International	5,800,000 USD	56,961	50,929	6,032
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	4,215,000 USD	(35,484)	(15,734)	(19,750)
Republic of Peru	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	7,206,000 USD	(60,663)	(26,898)	(33,765)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Goldman Sachs International	11,800,000 USD	35,984	179,194	(143,210)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	19,900,000 USD	115,638	509,698	(394,060)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	11,600,000 USD	67,407	297,110	(229,703)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Morgan Stanley Capital Services LLC	6,900,000 USD	21,042	123,654	(102,612)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	10,200,000 USD	59,272	177,102	(117,830)
Saudi Government International Bonds	1.00%	3M	06/20/2035	Goldman Sachs International	17,500,000 USD	101,692	303,852	(202,160)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	4,900,000 USD	14,943	95,669	(80,726)
Mexico Government International Bonds	1.00%	3M	06/20/2030	Citibank N.A.	2,800,000 USD	8,539	54,668	(46,129)
Mexico Government International Bonds	1.00%	3M	06/20/2030	JP Morgan Chase & Co.	2,400,000 USD	7,319	46,591	(39,272)
Mexico Government International Bonds	1.00%	3M	06/20/2030	JP Morgan Chase Bank N.A.	4,000,000 USD	12,198	77,652	(65,454)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Goldman Sachs International	200,000 USD	4,897	4,919	(22)
Turkiye Government International Bonds	1.00%	3M	12/20/2027	Goldman Sachs International	500,000 USD	12,241	12,296	(55)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	10,100,000 USD	$381,159	$478,177	$(97,018)
Republic of South Africa	1.00%	3M	06/20/2030	Goldman Sachs International	5,900,000 USD	222,657	279,331	(56,674)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(410,675)	$1,195,083	$(1,605,758)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2025

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating[2]	Notional Amount[3]	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000 USD	$(14,638)	$(3,376)	$(11,262)
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	5,052,000 USD	(950,787)	(207,051)	(743,736)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(965,425)	$(210,427)	$(754,998)

1	Security is valued using significant unobservable inputs.
2	Using the higher of S&P’s or Moody’s rating. NR represents a security that is not rated.
3	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Variance/Volatility Swaps (Buy Contracts) — Outstanding at June 30, 2025

Reference Obligation	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	9/19/25	JP Morgan Chase Bank N.A.	2,017 USD	$9,284	$—	$9,284
Variance Swap - SX5E (21.2% - 2025-09-19)	9/19/25	Morgan Stanley Capital Services LLC	1,404 EUR	(226,923)	—	(226,923)
S&P 500 Index	9/19/25	Morgan Stanley Capital Services LLC	2,251 USD	(320,321)	—	(320,321)
Variance Swap - SX5E (20.45% - 2025-09-19)	9/19/25	Goldman Sachs International	2,323 EUR	(261,797)	—	(261,797)
S&P 500 Index	9/19/25	Bank of America N.A.	2,482 USD	(309,265)	—	(309,265)
S&P 500 Index	9/19/25	Citibank N.A.	1,256 USD	(53,786)	—	(53,786)
S&P 500 Index	9/19/25	Morgan Stanley Capital Services LLC	1,071 USD	(44,703)	—	(44,703)

Total Variance/Volatility Swaps (Buy Contracts)				$(1,207,511)	$—	$(1,207,511)

Variance/Volatility Swaps (Sell Contracts) — Outstanding at June 30, 2025

Reference Obligation	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(3,350) USD	$(391,996)	$—	$(391,996)
S&P 500 Index	9/19/2025	Bank of America N.A.	(4,450) USD	(534,836)	—	(534,836)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Reference Obligation	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(2,205)	USD	$(251,883)	$—	$(251,883)
S&P 500 Index	9/19/2025	Citibank N.A.	(3,281)	USD	(380,133)	—	(380,133)
S&P 500 Index	9/19/2025	Citibank N.A.	(4,362)	USD	(513,223)	—	(513,223)
Variance Swap - SX5E (19.7% - 2025-09-19)	9/19/2025	Morgan Stanley Capital Services LLC	(3,240)	EUR	(9,229)	—	(9,229)
S&P 500 Index	9/19/2025	Bank of America N.A.	(2,017)	USD	(159,454)	—	(159,454)
Variance Swap - SX5E (19.3% - 2025-09-19)	9/19/2025	Goldman Sachs International	(3,307)	EUR	(164,194)	—	(164,194)
S&P 500 Index	9/19/2025	Morgan Stanley Capital Services LLC	(3,121)	USD	(429,547)	—	(429,547)
Variance Swap - SX5E (19.6% - 2025-09-19)	9/19/2025	Goldman Sachs International	(2,168)	EUR	(202,193)	—	(202,193)

Total Variance/Volatility Swaps (Sell Contracts)					$(3,036,688)	$—	$(3,036,688)

OTC Total Return Swaps Outstanding at June 30, 2025

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Admiral Acquisition Ltd.	07/21/25	M	4.33%	Morgan Stanley Capital Services LLC	279,955 USD	$83,986
Cheniere Energy, Inc.	07/21/25	M	4.63%	Morgan Stanley Capital Services LLC	5,418,182 USD	256,078
CSI 1000 Net Total Return Index	07/21/25	M	13.10%	Goldman Sachs International	37,650,151 USD	1,865,606
DT Midstream, Inc.	07/21/25	M	4.63%	Morgan Stanley Capital Services LLC	1,694,579 USD	59,694
Dubai Residential REIT	07/21/25	M	5.58%	Morgan Stanley Capital Services LLC	59,353 USD	2
Egypt Treasury Bills	07/21/25	M	0.00%	Goldman Sachs International	779,550,000 USD	14,709,993
Egypt Treasury Bills	07/21/25	M	0.00%	Goldman Sachs International	455,200,000 USD	8,589,557
Enbridge, Inc.	07/21/25	M	4.63%	Morgan Stanley Capital Services LLC	6,202,586 USD	53,839
Energy Transfer LP	07/21/25	M	5.23%	Morgan Stanley Capital Services LLC	7,134,851 USD	198,190
Enterprise Products Partners LP	07/21/25	M	5.23%	Morgan Stanley Capital Services LLC	3,275,411 USD	13,789
Hacksaw AB	07/21/25	M	2.56%	Morgan Stanley Capital Services LLC	76,330,625 SEK	(353,682)
Intermestic, Inc.	07/21/25	M	0.48%	Goldman Sachs & Co.	364,803,600 JPY	90,118
Kinder Morgan, Inc.	07/21/25	M	4.63%	Morgan Stanley Capital Services LLC	3,638,694 USD	169,693
Logistea AB	07/21/25	M	2.61%	Morgan Stanley Capital Services LLC	1,525,762 SEK	5,154
Martin Midstream Partners LP	07/21/25	M	5.23%	Morgan Stanley Capital Services LLC	382,367 USD	(21,989)
MPLX LP	07/21/25	M	5.23%	Morgan Stanley Capital Services LLC	11,569,594 USD	85,986
MS Alpha Swap	07/21/25	M	0.20%	Morgan Stanley Capital Services LLC	164,393,003 USD	2,007,601
MS Alpha Swap	07/21/25	M	0.30%	Morgan Stanley Capital Services LLC	131,788,794 USD	(126,294)
MS Alpha Swap	07/21/25	M	0.30%	Morgan Stanley Capital Services LLC	99,014,300 USD	(665,401)
MS Alpha Swap	07/21/25	M	0.75%	Morgan Stanley Capital Services LLC	161,657,759 USD	1,489,861
MS Alpha Swap	07/21/25	M	4.98%	Morgan Stanley Capital Services LLC	236,454,895 USD	2,433,771
Ping An Insurance Group Co. of China Ltd.	07/21/25	M	0.33%	Citibank N.A.	613,732 USD	22,518
Plains All American Pipeline LP	07/21/25	M	5.23%	Morgan Stanley Capital Services LLC	2,069,550 USD	7,938
Repsol SA	07/21/25	M	2.43%	Morgan Stanley Capital Services LLC	417,300 EUR	(16,201)
Shandong BoAn Biotechnology Co., Ltd.	07/21/25	M	0.57%	Morgan Stanley Capital Services LLC	162 HKD	(2)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
SK Hynix, Inc.	07/21/25	M	4.78%	Morgan Stanley Capital Services LLC	327,635 USD	$49,673
SPDR S&P Biotech ETF	07/21/25	M	4.48%	Morgan Stanley Capital Services LLC	35,376,100 USD	283,800
Taiwan Semiconductor Manufacturing Co., Ltd.	07/21/25	M	4.78%	Morgan Stanley Capital Services LLC	4,607,862 USD	310,715
Targa Resources Corp.	07/21/25	M	4.63%	Morgan Stanley Capital Services LLC	6,292,686 USD	357,170
Western Midstream Partners LP	07/21/25	M	5.23%	Morgan Stanley Capital Services LLC	2,858,340 USD	739
Williams Cos., Inc. (The)	07/21/25	M	4.63%	Morgan Stanley Capital Services LLC	16,114,352 USD	620,808

Total Buys						$32,582,710

Sells
ADT, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,125,324) USD	(1,330)
Alerian MLP Index ETN	07/21/25	M	3.20%	Morgan Stanley Capital Services LLC	(4,547,632) USD	11,991
Amer Sports, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(592,914) USD	(153)
American Electric Power Co., Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,114,206) USD	(26,337)
American Integrity Insurance Group, Inc.	07/21/25	M	1.35%	Morgan Stanley Capital Services LLC	(238,470) USD	(6,135)
Aspen Insurance Holdings Ltd.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(491,175) USD	(11,149)
Atlas Energy Solutions, Inc.	07/21/25	M	2.80%	Morgan Stanley Capital Services LLC	(895,211) USD	5,986
BBB Foods, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,815,149) USD	(31,113)
Birkenstock Holding PLC	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,623,105) USD	6,385
Bowhead Specialty Holdings, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(492,937) USD	(6,287)
BrightSpring Health Services, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(939,962) USD	(1,397)
Brown & Brown, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(21,905,939) USD	(215,398)
Cal-Maine Foods, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,845,535) USD	(9,875)
Carrier Global Corp.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,946,881) USD	(266)
Chime Financial, Inc.	07/21/25	M	1.40%	Morgan Stanley Capital Services LLC	(917,838) USD	(266)
Crescent Energy Co.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(582,952) USD	10,974
Elbit Systems Ltd.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,915,780) USD	(74,294)
Etoro Group Ltd.	07/21/25	M	1.25%	Morgan Stanley Capital Services LLC	(442,890) USD	(67)
Flowco Holdings, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(331,927) USD	251
Galaxy Digital, Inc.	07/21/25	M	0.90%	Morgan Stanley Capital Services LLC	(2,874,753) USD	(37,487)
Grupo Financiero Galicia SA	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,731,754) USD	50,654
GS Japan Mothers Index	07/21/25	M	0.48%	Goldman Sachs & Co.	(679,962,587) JPY	(20,367)
GS Japan Pharma Index	07/21/25	M	0.48%	Goldman Sachs & Co.	(145,101,981) JPY	(4,209)
Guardian Pharmacy Services, Inc.	07/21/25	M	3.60%	Morgan Stanley Capital Services LLC	(1,118,281) USD	(15,582)
Hinge Health, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,494,466) USD	(258,996)
Hon Hai Precision Industry Co., Ltd.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(214,824) USD	(11,387)
IDACORP, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,290,166) USD	(13,408)
Infinity Natural Resources, Inc.	07/21/25	M	2.65%	Morgan Stanley Capital Services LLC	(245,160) USD	1,601
Karman Holdings, Inc.	07/21/25	M	3.55%	Morgan Stanley Capital Services LLC	(4,617,022) USD	(73,030)
Kodiak Gas Services, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,821,052) USD	(2,352)
Kratos Defense & Security Solutions, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(5,896,242) USD	(282,397)
Landbridge Co., LLC	07/21/25	M	3.65%	Morgan Stanley Capital Services LLC	(1,797,099) USD	(732)
Lineage, Inc.	07/21/25	M	3.75%	Morgan Stanley Capital Services LLC	(2,349,662) USD	34,093
Live Nation Entertainment, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(6,010,691) USD	(26,137)
LPL Financial Holdings, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,921,141) USD	(66,710)
MakeMyTrip Ltd.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,955,594) USD	(200)
Marex Group PLC	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,326,778) USD	2,271
MediaTek, Inc.	07/21/25	M	3.95%	Morgan Stanley Capital Services LLC	(105,381) USD	(1,741)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

Reference Instrument	Termination Date[1]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Micron Technology, Inc.	07/21/25	M	4.28%	Bank Of America Merrill Lynch	(347,806) USD	$(3,333)
Microsoft Corp.	07/21/25	M	4.33%	Goldman Sachs & Co.	(51,415,398) USD	(1,207,098)
MNTN, Inc.	07/21/25	M	1.10%	Morgan Stanley Capital Services LLC	(151,674) USD	9,125
Morgan Stanley Equity Index Swap - MSSVAS1	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,284,244) USD	(123,658)
Morgan Stanley Equity Index Swap - MSSVPRMB	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,597,749) USD	16,236
MS Equity Index Swap - MSHVHEAT	07/21/25	M	4.01%	Morgan Stanley Capital Services LLC	(57,712,343) USD	(1,600,135)
Nasdaq, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(11,830,399) USD	(63,981)
NVIDIA Corp.	07/21/25	M	4.28%	Bank Of America Merrill Lynch	(821,048) USD	(78,705)
Oklo, Inc.	07/21/25	M	1.25%	Morgan Stanley Capital Services LLC	(2,978,528) USD	(532)
ONEOK, Inc.	07/21/25	M	4.08%	Morgan Stanley Capital Services LLC	(1,974,690) USD	(44,019)
Onestream, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(3,706,419) USD	(57,963)
Ping An Insurance Group Co. of China Ltd.	07/21/25	M	5.08%	Citibank N.A.	(3,253,750) HKD	(22,764)
Primo Brands Corp.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(12,101,686) USD	(112,180)
Quanta Computer, Inc.	07/21/25	M	3.69%	Morgan Stanley Capital Services LLC	(184,698) USD	1,274
SailPoint, Inc.	07/21/25	M	3.75%	Morgan Stanley Capital Services LLC	(3,070,465) USD	29,696
Sandisk Corp.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(6,206,109) USD	173,788
ServiceTitan, Inc.	07/21/25	M	2.80%	Morgan Stanley Capital Services LLC	(5,703,617) USD	891
Smithfield Foods, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(1,549,187) USD	(15,746)
Standardaero, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(6,155,206) USD	(159,760)
Take-Two Interactive Software, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(6,460,515) USD	(266)
TotalEnergies SE	07/21/25	M	4.08%	Morgan Stanley Capital Services LLC	(117,535) USD	(211)
TWFG, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(370,946) USD	(1,489)
UL Solutions, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(4,814,132) USD	(31,641)
Viper Energy, Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(2,037,629) USD	8,846
Vita Coco Co., Inc.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(948,605) USD	(11,799)
Waystar Holding Corp.	07/21/25	M	3.93%	Morgan Stanley Capital Services LLC	(6,305,238) USD	(218,432)
Wistron Corp.	07/21/25	M	5.25%	Morgan Stanley Capital Services LLC	(45,771) USD	(2,612)

Total Sells						$(4,591,064)

Total OTC Total Return Swaps Outstanding						$27,991,646

1	The termination date presented for OTC Total Return Swaps is the monthly settlement date.

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2025

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley Capital Services LLC	2,800,000 USD	$172,427	$—	$172,427

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	4.21%	1Y/1Y	04/18/2026	Morgan Stanley Capital Services LLC	500,000 USD	$(672)	$—	$(672)
Pays	USD SOFR	3.19%	1Y/1Y	12/01/2037	Morgan Stanley Capital Services LLC	3,000,000 USD	222,335	—	222,335
Pays	USD SOFR	3.87%	1Y/1Y	02/23/2029	Morgan Stanley Capital Services LLC	4,000,000 USD	(57,095)	—	(57,095)
Pays	USD SOFR	2.72%	6M/3M	09/08/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	23,545	(192)	23,737
Pays	USD SOFR	2.39%	6M/3M	11/16/2028	Morgan Stanley Capital Services LLC	4,000,000 USD	175,298	(930)	176,228
Pays	USD SOFR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	61,906	(306)	62,212
Pays	USD SOFR	2.43%	6M/3M	10/11/2026	Morgan Stanley Capital Services LLC	3,000,000 USD	73,406	(796)	74,202
Pays	USD SOFR	1.88%	6M/3M	01/24/2027	Morgan Stanley Capital Services LLC	1,500,000 USD	46,222	(243)	46,465
Pays	USD SOFR	1.32%	6M/3M	02/28/2027	Morgan Stanley Capital Services LLC	5,000,000 USD	201,894	(1,377)	203,271
Pays	USD SOFR	1.61%	6M/3M	03/23/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	234,857	(2,068)	236,925
Pays	USD SOFR	1.62%	6M/3M	03/24/2027	Morgan Stanley Capital Services LLC	7,000,000 USD	233,455	(1,880)	235,335
Pays	USD SOFR	0.80%	6M/3M	01/13/2026	Morgan Stanley Capital Services LLC	80,000 USD	2,038	(21)	2,059
Pays	USD SOFR	0.95%	6M/3M	01/13/2027	Morgan Stanley Capital Services LLC	940,000 USD	46,259	(268)	46,527
Pays	USD SOFR	0.71%	6M/3M	01/22/2026	Morgan Stanley Capital Services LLC	12,000,000 USD	315,690	(5,364)	321,054
Pays	USD SOFR	2.72%	6M/3M	08/08/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	73,479	(631)	74,110

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	2.58%	6M/3M	08/05/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	$(7,947)	$(1,845)	$(6,102)
Pays	USD SOFR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	84,758	(725)	85,483
Receives	USD SOFR	0.98%	3M/6M	03/25/2030	Morgan Stanley Capital Services LLC	(3,000,000) USD	(345,481)	—	(345,481)
Pays	USD SOFR	2.40%	6M/3M	01/25/2027	Morgan Stanley Capital Services LLC	2,900,000 USD	47,567	—	47,567
Pays	USD SOFR	1.56%	6M/3M	09/26/2026	Morgan Stanley Capital Services LLC	1,800,000 USD	41,339	—	41,339
Pays	USD SOFR	2.27%	6M/3M	01/25/2026	Morgan Stanley Capital Services LLC	2,000,000 USD	18,118	—	18,118
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley Capital Services LLC	700,000 USD	44,798	—	44,798
Pays	USD SOFR	1.62%	6M/3M	07/25/2026	Morgan Stanley Capital Services LLC	1,900,000 USD	46,008	—	46,008
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley Capital Services LLC	1,650,000 USD	92,717	—	92,717
Pays	USD SOFR	3.17%	M/M	05/04/2032	Morgan Stanley Capital Services LLC	6,500,000 USD	156,277	—	156,277
Pays	USD SOFR	0.66%	6M/3M	03/11/2035	Morgan Stanley Capital Services LLC	1,500,000 USD	371,651	—	371,651
Pays	USD SOFR	3.49%	1Y/1Y	06/30/2038	Morgan Stanley Capital Services LLC	8,000,000 USD	434,184	—	434,184
Pays	JPY TONA	0.69%	M/M	09/29/2027	Bank of America Securities, Inc.	12,539,059 JPY	23,120	—	23,120
Receives	USD SOFR	3.96%	M/M	09/29/2027	Bank of America Securities, Inc.	(2,100,000) USD	25,042	(308)	25,350
Pays	JPY TONA	0.71%	M/M	09/29/2027	Bank of America Securities, Inc.	12,519,709 JPY	18,845	—	18,845

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.92%	M/M	11/10/2027	Bank of America Securities, Inc.	(1,800,000) USD	$21,791	$—	$21,791
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley Capital Services LLC	5,000,000 USD	(6,401)	—	(6,401)
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(649,770) EUR	(5,886)	1,463	(7,349)
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(649,650) EUR	(7,339)	3,727	(11,066)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(323,655) EUR	1,512	(298)	1,810
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,770) EUR	(3,812)	(161)	(3,651)
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	(4,157)	86	(4,243)
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(252,430) GBP	(14,725)	289	(15,014)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	442,952 CAD	(19,814)	1,452	(21,266)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	220,986 CAD	(10,525)	2,215	(12,740)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(323,040) EUR	1,443	(3,392)	4,835
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,360) EUR	(3,693)	(3,176)	(517)
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	(6,779)	1,119	(7,898)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	221,019 CAD	(12,514)	1,363	(13,877)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(251,530) GBP	(14,751)	(4,114)	(10,637)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(216,690) EUR	$(874)	$(246)	$(628)
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	221,672 CAD	(12,879)	863	(13,742)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	122,095 SEK	1,901	343	1,558
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(325,005) EUR	4,419	1,236	3,183
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(216,670) EUR	(1,306)	694	(2,000)
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(7,464)	(280)	(7,184)
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(252,770) GBP	(11,907)	657	(12,564)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	122,084 SEK	2,145	(473)	2,618
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,742 CAD	(11,760)	101	(11,861)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,140) EUR	(777)	(522)	(255)
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(8,725)	711	(9,436)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	(3,601)	658	(4,259)
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,954 CAD	(12,675)	373	(13,048)
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,120) EUR	(164)	1,610	(1,774)
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	121,265 SEK	1,959	526	1,433

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(214,550) EUR	$(686)	$(1,351)	$665
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	219,258 CAD	(14,433)	285	(14,718)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,760) EUR	647	2,411	(1,764)
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(248,940) GBP	(7,545)	2,176	(9,721)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,440) EUR	528	(1,709)	2,237
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(318,660) EUR	6,304	(1,780)	8,084
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	118,641 SEK	137	2,016	(1,879)
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(212,870) EUR	979	(22)	1,001
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	219,499 CAD	(17,306)	(773)	(16,533)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(251,230) GBP	(3,365)	855	(4,220)
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(8,513)	314	(8,827)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	218,579 CAD	(12,597)	(716)	(11,881)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	219,804 CAD	(13,512)	365	(13,877)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	325,800 EUR	(7,260)	198	(7,458)
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(133,330) AUD	4,246	(146)	4,392

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	216,420 EUR	$(1,101)	$689	$(1,790)
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(198,525) AUD	2,550	(1,917)	4,467
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	216,980 EUR	(2,624)	(23)	(2,601)
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(330,725) AUD	11,207	(4,524)	15,731
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	324,045 EUR	(8,865)	1,137	(10,002)
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	217,010 EUR	(4,097)	594	(4,691)
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(256,010) GBP	(4,393)	2,282	(6,675)
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	217,480 EUR	(1,052)	(36)	(1,016)
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(127,895) GBP	(12,849)	73	(12,922)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	1,084	(2,893)	3,977
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	6,269	(3,246)	9,515
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	322,290 EUR	(7,347)	796	(8,143)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(127,040) GBP	(15,019)	(437)	(14,582)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	114,988 SEK	7,409	(302)	7,711
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	214,110 EUR	(48)	825	(873)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	Morgan Stanley Capital Services LLC	1,500,000 USD	$(9,201)	$—	$(9,201)
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	124,132 SEK	8,101	1,355	6,746
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(253,790) GBP	(10,779)	608	(11,387)
Receives	USD SOFR	3.87%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	(2,000,000) USD	20,572	1	20,571
Pays	JPY TONA	0.71%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	3,712,340 JPY	6,218	—	6,218
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	73,097 CAD	(1,892)	(395)	(1,497)
Receives	GBP SONIA	3.95%	1Y/1Y	07/01/2039	Bank of America Securities, Inc.	(252,870) GBP	(10,366)	(1,315)	(9,051)
Receives	USD SOFR	4.05%	1Y/1Y	07/05/2034	Bank of America Securities, Inc.	(300,000) USD	7,279	478	6,801
Pays	CAD CORRA	3.36%	6M/6M	07/03/2054	Bank of America Securities, Inc.	73,148 CAD	(2,313)	1,660	(3,973)
Receives	CHF SARON	1.09%	1Y/1Y	07/06/2054	Bank of America Securities, Inc.	(110,632) CHF	9,668	(536)	10,204
Pays	CAD CORRA	3.47%	6M/6M	07/06/2054	Bank of America Securities, Inc.	73,338 CAD	(3,876)	86	(3,962)
Pays	SEK STIBOR	2.37%	1Y/3M	07/13/2054	Bank of America Securities, Inc.	123,188 SEK	4,535	711	3,824
Pays	CAD CORRA	3.35%	6M/6M	07/10/2054	Bank of America Securities, Inc.	73,354 CAD	(2,298)	124	(2,422)
Receives	GBP SONIA	3.93%	1Y/1Y	07/10/2054	Bank of America Securities, Inc.	(128,465) GBP	(13,088)	676	(13,764)
Pays	CAD CORRA	3.35%	6M/6M	07/29/2054	Bank of America Securities, Inc.	72,304 CAD	(2,210)	(715)	(1,495)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	3.13%	6M/6M	07/30/2029	Bank of America Securities, Inc.	(360,894) CAD	$8,451	$490	$7,961
Pays	CAD CORRA	3.26%	6M/6M	07/31/2054	Bank of America Securities, Inc.	72,184 CAD	(1,019)	(421)	(598)
Receives	CAD CORRA	3.04%	6M/6M	08/01/2029	Bank of America Securities, Inc.	(362,148) CAD	7,157	197	6,960
Pays	SEK STIBOR	2.11%	1Y/3M	08/10/2054	Bank of America Securities, Inc.	114,377 SEK	11,311	1,589	9,722
Pays	CAD CORRA	3.10%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,730 CAD	1,233	597	636
Pays	CAD CORRA	3.13%	6M/6M	08/10/2054	Bank of America Securities, Inc.	72,815 CAD	852	486	366
Receives	USD SOFR	3.28%	1Y/1Y	12/17/2026	Bank of America Securities, Inc.	(700,000) USD	(589)	—	(589)
Receives	CAD CORRA	2.98%	6M/6M	08/21/2034	Bank of America Securities, Inc.	(219,242) CAD	1,281	341	940
Pays	SEK STIBOR	2.12%	1Y/3M	08/20/2054	Bank of America Securities, Inc.	114,889 SEK	10,940	(534)	11,474
Receives	USD SOFR	3.44%	1Y/1Y	08/21/2034	Bank of America Securities, Inc.	(300,000) USD	(7,805)	684	(8,489)
Receives	USD SOFR	3.10%	1Y/1Y	12/20/2027	Bank of America Securities, Inc.	(465,000) USD	(43)	—	(43)
Receives	CAD CORRA	2.90%	6M/6M	08/23/2034	Bank of America Securities, Inc.	(220,410) CAD	(153)	(458)	305
Pays	EUR-EURIBOR	2.45%	1Y/6M	08/27/2029	Bank of America Securities, Inc.	666,450 EUR	(15,861)	(143)	(15,718)
Pays	EUR-EURIBOR	2.47%	1Y/6M	08/28/2034	Bank of America Securities, Inc.	333,225 EUR	(2,030)	(115)	(1,915)
Receives	CAD CORRA	2.91%	6M/6M	08/28/2034	Bank of America Securities, Inc.	(222,428) CAD	4	(162)	166

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.36%	1Y/1Y	08/28/2034	Bank of America Securities, Inc.	(300,000) USD	$(9,807)	$369	$(10,176)
Pays	GBP SONIA	3.69%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	663,100 GBP	4,251	1,881	2,370
Pays	GBP SONIA	3.73%	1Y/1Y	08/28/2029	Bank of America Securities, Inc.	659,275 GBP	2,817	397	2,420
Pays	EUR-EURIBOR	2.59%	1Y/6M	08/30/2039	Bank of America Securities, Inc.	222,270 EUR	1,572	(689)	2,261
Receives	USD SOFR	3.10%	1Y/1Y	07/14/2028	Bank of America Securities, Inc.	(545,000) USD	(592)	—	(592)
Receives	USD SOFR	3.10%	1Y/1Y	06/30/2028	Bank of America Securities, Inc.	(1,080,000) USD	(1,121)	—	(1,121)
Receives	AUD BBSW	4.04%	6M/6M	08/30/2034	Bank of America Securities, Inc.	(203,940) AUD	266	(1,127)	1,393
Receives	GBP SONIA	3.79%	1Y/1Y	09/01/2054	Bank of America Securities, Inc.	(131,680) GBP	(16,077)	(402)	(15,675)
Pays	GBP SONIA	3.75%	1Y/1Y	08/30/2029	Bank of America Securities, Inc.	656,650 GBP	2,388	(937)	3,325
Pays	JPY TONA	0.69%	1Y/1Y	09/07/2028	Bank of America Securities, Inc.	11,671,816 JPY	54,468	—	54,468
Pays	SEK STIBOR	2.23%	1Y/3M	09/07/2054	Bank of America Securities, Inc.	106,681 SEK	7,299	(49)	7,348
Receives	USD SOFR	3.14%	1Y/1Y	09/08/2028	Bank of America Securities, Inc.	(4,700,000) USD	(2,312)	—	(2,312)
Pays	EUR-EURIBOR	2.57%	1Y/6M	09/06/2039	Bank of America Securities, Inc.	221,560 EUR	2,131	(771)	2,902
Pays	GBP SONIA	3.64%	1Y/1Y	09/05/2029	Bank of America Securities, Inc.	658,500 GBP	5,454	(752)	6,206
Receives	GBP SONIA	3.58%	1Y/1Y	09/17/2054	Bank of America Securities, Inc.	(131,630) GBP	(20,988)	427	(21,415)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.48%	1Y/6M	09/20/2039	Bank of America Securities, Inc.	222,130 EUR	$5,004	$1,131	$3,873
Receives	GBP SONIA	3.58%	1Y/1Y	09/18/2054	Bank of America Securities, Inc.	(131,895) GBP	(20,836)	(1,292)	(19,544)
Pays	CAD CORRA	2.88%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,430 CAD	4,336	218	4,118
Receives	CAD CORRA	2.60%	6M/6M	09/19/2029	Bank of America Securities, Inc.	(367,148) CAD	297	(183)	480
Pays	CAD CORRA	2.93%	6M/6M	09/21/2054	Bank of America Securities, Inc.	73,763 CAD	3,757	845	2,912
Receives	CAD CORRA	2.82%	6M/6M	09/25/2034	Bank of America Securities, Inc.	(221,166) CAD	(1,855)	(843)	(1,012)
Receives	GBP SONIA	3.70%	1Y/1Y	09/21/2054	Bank of America Securities, Inc.	(133,160) GBP	(18,185)	(353)	(17,832)
Pays	CAD CORRA	2.94%	6M/6M	09/23/2054	Bank of America Securities, Inc.	73,722 CAD	3,500	435	3,065
Receives	CAD CORRA	2.63%	6M/6M	09/24/2029	Bank of America Securities, Inc.	(370,151) CAD	757	354	403
Pays	CAD CORRA	2.97%	6M/6M	09/24/2054	Bank of America Securities, Inc.	74,030 CAD	3,157	(194)	3,351
Pays	CAD CORRA	2.97%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,154 CAD	3,066	599	2,467
Receives	GBP SONIA	3.73%	1Y/1Y	09/25/2054	Bank of America Securities, Inc.	(133,165) GBP	(17,430)	(1,315)	(16,115)
Receives	CAD CORRA	2.67%	6M/6M	09/27/2029	Bank of America Securities, Inc.	(371,168) CAD	1,323	(165)	1,488
Pays	CAD CORRA	3.02%	6M/6M	09/28/2054	Bank of America Securities, Inc.	74,234 CAD	2,417	(14)	2,431
Pays	CAD CORRA	3.03%	6M/6M	10/01/2054	Bank of America Securities, Inc.	73,978 CAD	2,347	(465)	2,812

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	2.97%	6M/6M	10/02/2054	Bank of America Securities, Inc.	74,118 CAD	$3,176	$(414)	$3,590
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/07/2039	Bank of America Securities, Inc.	(220,580) EUR	(6,551)	(1,021)	(5,530)
Pays	CAD CORRA	3.04%	6M/6M	10/05/2054	Bank of America Securities, Inc.	73,754 CAD	2,118	387	1,731
Receives	EUR-EURIBOR	2.47%	6M/1Y	10/10/2039	Bank of America Securities, Inc.	(219,530) EUR	(10,784)	(1,336)	(9,448)
Pays	CAD CORRA	3.10%	6M/6M	10/07/2054	Bank of America Securities, Inc.	73,673 CAD	1,311	887	424
Receives	EUR-EURIBOR	2.43%	1Y/6M	10/09/2034	Bank of America Securities, Inc.	(329,160) EUR	507	(940)	1,447
Pays	USD SOFR	3.43%	1Y/1Y	10/09/2054	Bank of America Securities, Inc.	100,000 USD	9,288	733	8,555
Pays	SEK STIBOR	2.27%	1Y/3M	10/09/2054	Bank of America Securities, Inc.	106,191 SEK	7,075	2,583	4,492
Receives	USD SOFR	3.49%	1Y/1Y	10/04/2034	Morgan Stanley Capital Services LLC	(2,500,000) USD	(52,870)	(819)	(52,051)
Pays	CAD CORRA	3.20%	6M/6M	10/09/2054	Bank of America Securities, Inc.	73,274 CAD	(59)	366	(425)
Pays	USD SOFR	3.47%	1Y/1Y	10/13/2054	Bank of America Securities, Inc.	100,000 USD	8,387	559	7,828
Pays	CAD CORRA	3.19%	6M/6M	10/13/2054	Bank of America Securities, Inc.	72,931 CAD	(17)	307	(324)
Receives	SEK STIBOR	2.47%	1Y/3M	10/11/2034	Bank of America Securities, Inc.	(269,314) SEK	3,328	178	3,150
Receives	CAD CORRA	2.86%	6M/6M	10/16/2029	Bank of America Securities, Inc.	(362,726) CAD	4,409	875	3,534
Pays	USD SOFR	3.71%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	200,000 USD	4,676	(1,208)	5,884

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	SEK STIBOR	2.46%	1Y/3M	10/17/2034	Bank of America Securities, Inc.	(268,744) SEK	$2,998	$1,720	$1,278
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/18/2039	Bank of America Securities, Inc.	(217,160) EUR	(4,217)	795	(5,012)
Receives	SEK STIBOR	2.38%	1Y/3M	10/18/2034	Bank of America Securities, Inc.	(266,466) SEK	924	733	191
Pays	USD SOFR	3.63%	1Y/1Y	10/18/2039	Bank of America Securities, Inc.	200,000 USD	6,413	(503)	6,916
Receives	EUR-EURIBOR	2.47%	1Y/6M	10/21/2039	Bank of America Securities, Inc.	(216,560) EUR	(5,302)	(222)	(5,080)
Pays	USD SOFR	3.62%	1Y/1Y	10/21/2039	Bank of America Securities, Inc.	200,000 USD	6,734	1,781	4,953
Pays	GBP SONIA	3.81%	1Y/1Y	10/17/2039	Bank of America Securities, Inc.	260,270 GBP	14,244	350	13,894
Receives	EUR-EURIBOR	2.48%	6M/1Y	10/24/2039	Bank of America Securities, Inc.	(217,270) EUR	(10,324)	211	(10,535)
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	4,872	(400)	5,272
Pays	USD SOFR	3.70%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	4,860	1,205	3,655
Receives	SEK STIBOR	2.21%	1Y/3M	10/24/2029	Bank of America Securities, Inc.	(559,472) SEK	9,495	(1,432)	10,927
Receives	EUR-EURIBOR	2.53%	1Y/6M	10/24/2039	Bank of America Securities, Inc.	(215,890) EUR	(3,380)	(75)	(3,305)
Pays	USD SOFR	3.81%	1Y/1Y	10/24/2039	Bank of America Securities, Inc.	200,000 USD	2,294	(325)	2,619
Receives	EUR-EURIBOR	2.55%	1Y/6M	10/25/2039	Bank of America Securities, Inc.	(215,720) EUR	(2,859)	535	(3,394)
Pays	USD SOFR	3.81%	1Y/1Y	10/25/2039	Bank of America Securities, Inc.	200,000 USD	2,251	794	1,457

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.84%	1Y/1Y	10/28/2039	Bank of America Securities, Inc.	200,000 USD	$1,513	$(988)	$2,501
Receives	SEK STIBOR	2.43%	1Y/3M	10/30/2034	Bank of America Securities, Inc.	(282,358) SEK	2,078	95	1,983
Pays	USD SOFR	3.80%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	2,391	(560)	2,951
Receives	EUR-EURIBOR	2.50%	1Y/6M	10/31/2039	Bank of America Securities, Inc.	(216,340) EUR	(4,300)	5	(4,305)
Pays	USD SOFR	3.82%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	200,000 USD	1,828	147	1,681
Receives	EUR-EURIBOR	2.40%	1Y/6M	10/31/2034	Bank of America Securities, Inc.	(324,435) EUR	(463)	(373)	(90)
Receives	GBP SONIA	3.86%	1Y/1Y	10/29/2029	Bank of America Securities, Inc.	(650,300) GBP	2,744	(791)	3,535
Receives	EUR-EURIBOR	2.51%	1Y/6M	11/04/2039	Bank of America Securities, Inc.	(217,550) EUR	(4,050)	(114)	(3,936)
Receives	CAD CORRA	2.89%	6M/6M	11/01/2029	Bank of America Securities, Inc.	(359,105) CAD	4,857	274	4,583
Pays	GBP SONIA	4.07%	1Y/1Y	10/31/2039	Bank of America Securities, Inc.	257,890 GBP	6,076	961	5,115
Receives	EUR-EURIBOR	2.46%	1Y/6M	11/07/2039	Bank of America Securities, Inc.	(216,700) EUR	(5,583)	(555)	(5,028)
Receives	GBP SONIA	4.05%	1Y/1Y	11/01/2029	Bank of America Securities, Inc.	(646,025) GBP	8,714	(643)	9,357
Pays	USD CPURNSA	2.47%	M/ M	11/05/2026	Bank of America Securities, Inc.	6,400,000 USD	55,974	—	55,974
Receives	EUR-EURIBOR	2.50%	1Y/6M	11/08/2039	Bank of America Securities, Inc.	(214,720) EUR	(4,392)	769	(5,161)
Pays	GBP SONIA	4.14%	1Y/1Y	11/07/2039	Bank of America Securities, Inc.	257,750 GBP	3,833	1,366	2,467

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.12%	1Y/1Y	11/06/2054	Bank of America Securities, Inc.	128,875 GBP	$8,004	$1,267	$6,737
Pays	GBP SONIA	4.07%	1Y/1Y	11/09/2054	Bank of America Securities, Inc.	129,205 GBP	9,226	(73)	9,299
Receives	USD SOFR	3.75%	1Y/1Y	11/16/2054	Bank of America Securities, Inc.	(100,000) USD	(3,215)	(714)	(2,501)
Receives	EUR-EURIBOR	2.40%	1Y/6M	11/18/2039	Bank of America Securities, Inc.	(210,430) EUR	(7,340)	1,447	(8,787)
Pays	GBP SONIA	4.07%	1Y/1Y	11/21/2039	Bank of America Securities, Inc.	253,570 GBP	6,015	(967)	6,982
Receives	USD SOFR	3.77%	1Y/1Y	11/23/2054	Bank of America Securities, Inc.	(100,000) USD	(2,823)	868	(3,691)
Receives	GBP SONIA	3.93%	1Y/1Y	11/26/2029	Bank of America Securities, Inc.	(627,925) GBP	5,547	(4)	5,551
Receives	EUR-EURIBOR	2.16%	6M/1Y	12/05/2039	Bank of America Securities, Inc.	(210,200) EUR	(19,314)	161	(19,475)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/06/2039	Bank of America Securities, Inc.	(210,250) EUR	(19,648)	(519)	(19,129)
Receives	EUR-EURIBOR	2.15%	6M/1Y	12/09/2039	Bank of America Securities, Inc.	(211,680) EUR	(19,552)	(160)	(19,392)
Pays	GBP SONIA	3.93%	1Y/1Y	12/07/2054	Bank of America Securities, Inc.	127,395 GBP	12,351	(74)	12,425
Pays	GBP SONIA	3.99%	1Y/1Y	12/11/2054	Bank of America Securities, Inc.	127,475 GBP	10,988	191	10,797
Receives	EUR-EURIBOR	2.27%	1Y/6M	12/19/2039	Bank of America Securities, Inc.	(209,940) EUR	(11,274)	(503)	(10,771)
Pays	USD SOFR	3.89%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	249	360	(111)
Pays	USD SOFR	3.94%	1Y/1Y	12/19/2039	Bank of America Securities, Inc.	200,000 USD	(1,079)	(576)	(503)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	4.07%	1Y/1Y	12/18/2029	Bank of America Securities, Inc.	(629,125) GBP	$10,253	$(640)	$10,893
Receives	USD SOFR	3.79%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(850,000) USD	(27,719)	—	(27,719)
Receives	USD SOFR	3.75%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(550,000) USD	(18,023)	—	(18,023)
Pays	USD SOFR	4.09%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(4,620)	(900)	(3,720)
Pays	USD SOFR	4.13%	1Y/1Y	12/27/2039	Bank of America Securities, Inc.	200,000 USD	(5,543)	712	(6,255)
Pays	USD SOFR	4.09%	1Y/1Y	01/02/2035	Bank of America Securities, Inc.	300,000 USD	(9,921)	471	(10,392)
Pays	GBP SONIA	4.22%	1Y/1Y	12/29/2054	Bank of America Securities, Inc.	125,800 GBP	5,583	952	4,631
Receives	SEK STIBOR	2.81%	1Y/3M	01/09/2040	Bank of America Securities, Inc.	(197,315) SEK	5,063	2,971	2,092
Receives	EUR-EURIBOR	2.44%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(206,140) EUR	(8,410)	(67)	(8,343)
Pays	USD SOFR	4.09%	1Y/1Y	01/08/2035	Bank of America Securities, Inc.	300,000 USD	(9,937)	(243)	(9,694)
Receives	EUR-EURIBOR	2.49%	6M/1Y	01/09/2040	Bank of America Securities, Inc.	(206,890) EUR	(7,023)	(984)	(6,039)
Receives	EUR-EURIBOR	2.53%	6M/1Y	01/10/2040	Bank of America Securities, Inc.	(206,330) EUR	(5,702)	(442)	(5,260)
Receives	USD SOFR	4.00%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(975,000) USD	(12,539)	—	(12,539)
Receives	USD SOFR	3.94%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(650,000) USD	(2,935)	—	(2,935)
Receives	EUR-EURIBOR	2.60%	1Y/6M	01/16/2040	Bank of America Securities, Inc.	(204,340) EUR	(4,789)	(325)	(4,464)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.22%	6M/6M	01/14/2055	Bank of America Securities, Inc.	69,452 CAD	$(440)	$523	$(963)
Pays	USD SOFR	4.30%	1Y/1Y	01/16/2035	Bank of America Securities, Inc.	300,000 USD	(15,232)	141	(15,373)
Receives	SEK STIBOR	2.88%	3M/1Y	01/17/2040	Bank of America Securities, Inc.	(197,354) SEK	5,693	868	4,825
Receives	CAD CORRA	2.93%	6M/6M	01/17/2030	Bank of America Securities, Inc.	(347,270) CAD	5,480	(193)	5,673
Pays	GBP SONIA	4.35%	1Y/1Y	01/18/2055	Bank of America Securities, Inc.	122,310 GBP	2,487	341	2,146
Receives	SEK STIBOR	2.70%	3M/1Y	01/24/2040	Bank of America Securities, Inc.	(199,924) SEK	614	729	(115)
Pays	USD SOFR	4.17%	1Y/1Y	01/24/2040	Bank of America Securities, Inc.	200,000 USD	(6,480)	(353)	(6,127)
Receives	JPY TONA	1.83%	1Y/1Y	02/03/2055	Bank of America Securities, Inc.	(95,303) JPY	(7,741)	290	(8,031)
Receives	CAD CORRA	2.59%	6M/6M	02/04/2030	Bank of America Securities, Inc.	(344,033) CAD	(287)	155	(442)
Pays	USD SOFR	4.02%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	300,000 USD	(7,258)	(68)	(7,190)
Receives	CHF SARON	0.29%	1Y/1Y	02/04/2030	Bank of America Securities, Inc.	(878,397) CHF	8,495	1,857	6,638
Pays	USD SOFR	4.03%	1Y/1Y	02/05/2030	Bank of America Securities, Inc.	500,000 USD	(12,408)	(219)	(12,189)
Pays	USD SOFR	4.07%	1Y/1Y	02/06/2030	Bank of America Securities, Inc.	500,000 USD	(13,174)	(570)	(12,604)
Receives	CAD CORRA	2.53%	6M/6M	02/05/2030	Bank of America Securities, Inc.	(349,223) CAD	(1,430)	598	(2,028)
Pays	USD SOFR	4.02%	1Y/1Y	02/07/2030	Bank of America Securities, Inc.	500,000 USD	(12,141)	(1,836)	(10,305)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CAD CORRA	2.49%	6M/6M	02/06/2030	Bank of America Securities, Inc.	(349,333) CAD	$(2,146)	$658	$(2,804)
Receives	CAD CORRA	2.45%	6M/6M	02/07/2030	Bank of America Securities, Inc.	(349,553) CAD	(2,811)	(847)	(1,964)
Receives	CAD CORRA	2.59%	6M/6M	02/11/2030	Bank of America Securities, Inc.	(349,406) CAD	(396)	1,029	(1,425)
Pays	USD SOFR	4.28%	1Y/1Y	02/21/2040	Bank of America Securities, Inc.	200,000 USD	(9,106)	(1,039)	(8,067)
Receives	EUR-EURIBOR	1.51%	6M/1Y	02/18/2075	Bank of America Securities, Inc.	(524,600) EUR	(37,088)	1,529	(38,617)
Pays	EUR-EURIBOR	2.13%	1Y/6M	02/19/2055	Bank of America Securities, Inc.	314,760 EUR	31,572	113	31,459
Receives	CAD CORRA	2.65%	6M/6M	02/19/2030	Bank of America Securities, Inc.	(352,846) CAD	667	225	442
Receives	GBP SONIA	3.25%	1Y/1Y	02/15/2075	Bank of America Securities, Inc.	(906,300) GBP	(7,954)	(182)	(7,772)
Pays	GBP SONIA	4.45%	1Y/1Y	02/15/2055	Bank of America Securities, Inc.	352,450 GBP	15,131	(388)	15,519
Receives	EUR-EURIBOR	1.55%	6M/1Y	02/22/2075	Bank of America Securities, Inc.	(312,750) EUR	(21,172)	578	(21,750)
Pays	EUR-EURIBOR	2.22%	1Y/6M	02/22/2055	Bank of America Securities, Inc.	104,250 EUR	9,239	4	9,235
Pays	GBP SONIA	4.50%	1Y/1Y	02/19/2055	Bank of America Securities, Inc.	402,784 GBP	15,173	152	15,021
Receives	GBP SONIA	3.31%	1Y/1Y	02/19/2075	Bank of America Securities, Inc.	(956,612) GBP	(6,015)	388	(6,403)
Receives	GBP SONIA	3.33%	1Y/1Y	02/22/2075	Bank of America Securities, Inc.	(886,935) GBP	(4,675)	739	(5,414)
Pays	GBP SONIA	4.54%	1Y/1Y	02/22/2055	Bank of America Securities, Inc.	380,115 GBP	12,923	(284)	13,207

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CHF SARON	0.58%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	222,779 CHF	$(2,282)	$1,819	$(4,101)
Receives	USD SOFR	4.11%	1Y/1Y	02/26/2035	Bank of America Securities, Inc.	(300,000) USD	10,422	329	10,093
Pays	GBP SONIA	4.47%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	380,145 GBP	15,281	(1,939)	17,220
Receives	GBP SONIA	3.28%	1Y/1Y	02/25/2075	Bank of America Securities, Inc.	(1,013,720) GBP	(7,475)	1,895	(9,370)
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/01/2055	Bank of America Securities, Inc.	209,750 EUR	20,212	(319)	20,531
Receives	EUR-EURIBOR	1.50%	6M/1Y	02/26/2075	Bank of America Securities, Inc.	(209,750) EUR	(14,999)	383	(15,382)
Pays	CHF SARON	0.58%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	223,676 CHF	(2,096)	(765)	(1,331)
Receives	USD SOFR	3.89%	1Y/1Y	02/28/2035	Bank of America Securities, Inc.	(300,000) USD	4,708	224	4,484
Pays	GBP SONIA	4.40%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	760,470 GBP	35,618	1,538	34,080
Receives	GBP SONIA	3.23%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,774,430) GBP	(16,864)	(190)	(16,674)
Pays	GBP SONIA	4.22%	1Y/1Y	02/26/2055	Bank of America Securities, Inc.	126,745 GBP	5,385	(457)	5,842
Receives	EUR-EURIBOR	1.49%	6M/1Y	03/04/2075	Bank of America Securities, Inc.	(520,275) EUR	(37,729)	486	(38,215)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	208,110 EUR	9,686	696	8,990
Pays	EUR-EURIBOR	2.16%	1Y/6M	03/05/2055	Bank of America Securities, Inc.	312,165 EUR	30,006	33	29,973
Receives	CAD CORRA	2.53%	6M/6M	02/28/2030	Bank of America Securities, Inc.	(346,248) CAD	(1,362)	236	(1,598)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.80%	1Y/1Y	03/04/2030	Bank of America Securities, Inc.	(500,000) USD	$7,261	$(656)	$7,917
Receives	USD SOFR	3.84%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	(300,000) USD	3,604	(947)	4,551
Receives	USD SOFR	3.90%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	270	(954)	1,224
Pays	GBP SONIA	4.15%	1Y/1Y	02/27/2040	Bank of America Securities, Inc.	252,230 GBP	3,376	607	2,769
Pays	GBP SONIA	4.44%	1Y/1Y	03/01/2055	Bank of America Securities, Inc.	378,345 GBP	16,322	386	15,936
Receives	GBP SONIA	3.25%	1Y/1Y	02/26/2075	Bank of America Securities, Inc.	(1,008,920) GBP	(8,731)	13	(8,744)
Pays	EUR-EURIBOR	2.43%	1Y/6M	03/05/2040	Bank of America Securities, Inc.	209,630 EUR	9,854	2,113	7,741
Pays	CHF SARON	0.49%	1Y/1Y	03/05/2035	Bank of America Securities, Inc.	223,077 CHF	157	1,855	(1,698)
Receives	USD SOFR	3.86%	1Y/1Y	03/05/2040	Bank of America Securities, Inc.	(200,000) USD	(767)	(839)	72
Receives	EUR-EURIBOR	1.62%	6M/1Y	03/08/2075	Bank of America Securities, Inc.	(212,200) EUR	(12,981)	(97)	(12,884)
Pays	EUR-EURIBOR	2.28%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	106,100 EUR	8,329	50	8,279
Pays	EUR-EURIBOR	2.31%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	106,100 EUR	10,913	138	10,775
Receives	CAD CORRA	2.36%	6M/6M	03/05/2030	Bank of America Securities, Inc.	(345,471) CAD	(4,279)	334	(4,613)
Receives	USD SOFR	3.68%	1Y/1Y	03/06/2030	Bank of America Securities, Inc.	(500,000) USD	4,569	985	3,584
Receives	USD SOFR	3.81%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	(200,000) USD	(1,838)	489	(2,327)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.42%	1Y/1Y	03/05/2055	Bank of America Securities, Inc.	383,520 GBP	$16,990	$(742)	$17,732
Receives	GBP SONIA	3.24%	1Y/1Y	03/04/2075	Bank of America Securities, Inc.	(894,880) GBP	(7,898)	928	(8,826)
Pays	EUR-EURIBOR	2.35%	1Y/6M	03/08/2055	Bank of America Securities, Inc.	107,920 EUR	9,939	2,706	7,233
Pays	CHF SARON	0.53%	1Y/1Y	03/07/2035	Bank of America Securities, Inc.	224,555 CHF	(879)	1,388	(2,267)
Receives	USD SOFR	3.89%	1Y/1Y	03/07/2040	Bank of America Securities, Inc.	(200,000) USD	(72)	954	(1,026)
Pays	EUR-EURIBOR	2.72%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	215,740 EUR	1,257	2,372	(1,115)
Receives	USD SOFR	3.79%	1Y/1Y	03/11/2030	Bank of America Securities, Inc.	(500,000) USD	7,194	(467)	7,661
Pays	GBP SONIA	4.29%	1Y/1Y	03/06/2040	Bank of America Securities, Inc.	257,570 GBP	(949)	790	(1,739)
Receives	USD SOFR	3.93%	1Y/1Y	03/12/2040	Bank of America Securities, Inc.	(200,000) USD	846	(955)	1,801
Pays	EUR-EURIBOR	2.74%	1Y/6M	03/12/2040	Bank of America Securities, Inc.	216,950 EUR	735	1,200	(465)
Pays	EUR-EURIBOR	2.53%	1Y/6M	03/11/2055	Bank of America Securities, Inc.	108,475 EUR	5,493	1,428	4,065
Pays	GBP SONIA	4.33%	1Y/1Y	03/08/2055	Bank of America Securities, Inc.	129,260 GBP	2,987	(406)	3,393
Pays	CHF SARON	0.84%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	113,359 CHF	(1,073)	2,432	(3,505)
Receives	EUR-EURIBOR	1.89%	6M/1Y	03/18/2075	Bank of America Securities, Inc.	(3,796,975) EUR	(146,534)	7,020	(153,554)
Pays	EUR-EURIBOR	2.61%	1Y/6M	03/19/2055	Bank of America Securities, Inc.	2,061,215 EUR	72,774	(2,239)	75,013

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	GBP SONIA	4.67%	1Y/1Y	03/15/2055	Bank of America Securities, Inc.	258,860 GBP	$5,383	$227	$5,156
Receives	GBP SONIA	3.41%	1Y/1Y	03/15/2075	Bank of America Securities, Inc.	(776,580) GBP	(1,478)	180	(1,658)
Receives	GBP SONIA	4.00%	1Y/1Y	03/14/2030	Bank of America Securities, Inc.	(646,750) GBP	9,333	(375)	9,708
Receives	CHF SARON	0.79%	1Y/1Y	03/20/2035	Bank of America Securities, Inc.	(228,180) CHF	7,366	(386)	7,752
Pays	USD SOFR	3.97%	1Y/1Y	03/20/2040	Bank of America Securities, Inc.	200,000 USD	(1,877)	418	(2,295)
Receives	GBP SONIA	3.99%	1Y/1Y	03/19/2030	Bank of America Securities, Inc.	(649,900) GBP	9,126	(104)	9,230
Pays	USD SOFR	3.79%	1Y/1Y	03/21/2030	Bank of America Securities, Inc.	500,000 USD	(7,233)	824	(8,057)
Receives	SEK STIBOR	3.07%	1Y/3M	03/26/2040	Bank of America Securities, Inc.	(187,639) SEK	10,716	1,062	9,654
Receives	EUR ESTR	2.07%	1Y/1Y	03/25/2026	Bank of America Securities, Inc.	(20,012,375) EUR	34,709	—	34,709
Receives	CHF SARON	0.78%	1Y/1Y	03/27/2035	Bank of America Securities, Inc.	(226,655) CHF	6,995	(284)	7,279
Receives	EUR-EURIBOR	2.63%	6M/1Y	03/31/2055	Bank of America Securities, Inc.	(107,945) EUR	(2,127)	(550)	(1,577)
Receives	SEK STIBOR	3.07%	1Y/3M	04/03/2040	Bank of America Securities, Inc.	(189,955) SEK	9,702	976	8,726
Receives	CHF SARON	0.70%	1Y/1Y	04/02/2035	Bank of America Securities, Inc.	(226,873) CHF	5,135	889	4,246
Pays	USD SOFR	4.02%	1Y/1Y	04/02/2040	Bank of America Securities, Inc.	200,000 USD	(2,889)	(1,089)	(1,800)
Pays	USD CPURNSA	2.62%	M/M	04/02/2030	Bank of America Securities, Inc.	20,000,000 USD	(159,556)	—	(159,556)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.78%	1Y/6M	04/03/2040	Bank of America Securities, Inc.	215,790 EUR	$(353)	$(2,089)	$1,736
Receives	USD SOFR	3.65%	1Y/1Y	04/03/2030	Bank of America Securities, Inc.	(500,000) USD	4,048	505	3,543
Receives	GBP SONIA	3.99%	1Y/1Y	04/02/2030	Bank of America Securities, Inc.	(649,050) GBP	9,055	(171)	9,226
Pays	EUR-EURIBOR	2.59%	1Y/6M	04/07/2055	Bank of America Securities, Inc.	110,245 EUR	3,891	(789)	4,680
Receives	EUR-EURIBOR	2.29%	6M/1Y	04/08/2030	Bank of America Securities, Inc.	(547,225) EUR	1,801	2,111	(310)
Receives	SEK STIBOR	2.58%	3M/1Y	04/08/2030	Bank of America Securities, Inc.	(477,971) SEK	11,173	3,894	7,279
Pays	EUR-EURIBOR	2.68%	1Y/6M	04/09/2040	Bank of America Securities, Inc.	218,890 EUR	2,527	(2,629)	5,156
Receives	EUR-EURIBOR	2.56%	1Y/6M	04/09/2035	Bank of America Securities, Inc.	(328,335) EUR	(826)	2,574	(3,400)
Pays	EUR-EURIBOR	2.54%	1Y/6M	04/08/2055	Bank of America Securities, Inc.	109,445 EUR	5,060	(2,905)	7,965
Pays	CAD CORRA	2.89%	6M/6M	04/07/2055	Bank of America Securities, Inc.	70,272 CAD	4,167	(1,372)	5,539
Receives	USD SOFR	3.59%	1Y/1Y	04/07/2035	Morgan Stanley Capital Services LLC	(3,500,000) USD	(33,842)	(1,216)	(32,626)
Pays	USD SOFR	3.73%	1Y/1Y	04/07/2040	Morgan Stanley Capital Services LLC	3,500,000 USD	67,969	(115)	68,084
Pays	CAD CORRA	2.83%	6M/6M	04/08/2055	Bank of America Securities, Inc.	70,200 CAD	5,009	1,271	3,738
Receives	JPY TONA	1.68%	1Y/1Y	04/09/2055	Bank of America Securities, Inc.	(89,877) JPY	(10,539)	3,247	(13,786)
Receives	EUR-EURIBOR	2.60%	6M/1Y	04/10/2035	Bank of America Securities, Inc.	(328,710) EUR	1,787	591	1,196

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	GBP SONIA	3.86%	1Y/1Y	04/08/2030	Bank of America Securities, Inc.	(638,800) GBP	$5,295	$1,197	$4,098
Pays	USD SOFR	3.78%	1Y/1Y	04/10/2040	Bank of America Securities, Inc.	200,000 USD	2,450	594	1,856
Pays	CAD CORRA	2.99%	6M/6M	04/09/2055	Bank of America Securities, Inc.	70,188 CAD	2,731	(38)	2,769
Pays	USD SOFR	3.73%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	3,334	449	2,885
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/11/2035	Bank of America Securities, Inc.	(328,110) EUR	509	(1,135)	1,644
Pays	EUR-EURIBOR	2.53%	1Y/6M	04/12/2055	Bank of America Securities, Inc.	109,370 EUR	5,481	1,218	4,263
Receives	EUR ESTR	1.79%	1Y/1Y	04/13/2026	Bank of America Securities, Inc.	(37,185,800) EUR	(33,137)	—	(33,137)
Receives	USD SOFR	3.65%	1Y/1Y	04/12/2027	Bank of America Securities, Inc.	(19,400,000) USD	4,762	—	4,762
Pays	USD SOFR	3.80%	1Y/1Y	04/12/2055	Bank of America Securities, Inc.	100,000 USD	2,073	2,372	(299)
Pays	EUR-EURIBOR	2.51%	1Y/6M	04/14/2055	Bank of America Securities, Inc.	111,985 EUR	5,762	523	5,239
Receives	EUR ESTR	1.79%	1Y/1Y	04/14/2027	Bank of America Securities, Inc.	(12,654,305) EUR	(3,450)	—	(3,450)
Receives	CHF SARON	0.55%	1Y/1Y	04/16/2035	Bank of America Securities, Inc.	(242,498) CHF	1,124	(20)	1,144
Receives	CHF SARON	0.72%	1Y/1Y	04/16/2040	Bank of America Securities, Inc.	(121,249) CHF	(74)	192	(266)
Pays	USD SOFR	3.83%	1Y/1Y	04/10/2035	Morgan Stanley Capital Services LLC	2,600,000 USD	(26,449)	539	(26,988)
Receives	EUR-EURIBOR	2.55%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(340,230) EUR	(71)	(1,183)	1,112

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.49%	1Y/6M	04/15/2055	Bank of America Securities, Inc.	113,410 EUR	$6,486	$793	$5,693
Receives	EUR-EURIBOR	2.57%	6M/1Y	04/16/2035	Bank of America Securities, Inc.	(340,500) EUR	449	2,213	(1,764)
Pays	EUR-EURIBOR	2.44%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	113,500 EUR	7,675	(458)	8,133
Pays	GBP SONIA	3.86%	1Y/1Y	04/15/2030	Bank of America Securities, Inc.	659,375 GBP	(5,457)	(855)	(4,602)
Pays	EUR-EURIBOR	2.42%	1Y/6M	04/20/2055	Bank of America Securities, Inc.	112,835 EUR	8,091	1,404	6,687
Receives	USD SOFR	4.01%	1Y/1Y	04/17/2040	Bank of America Securities, Inc.	(200,000) USD	2,682	(50)	2,732
Pays	USD CPURNSA	2.82%	M/M	04/25/2027	Bank of America Securities, Inc.	11,000,000 USD	(46,334)	—	(46,334)
Pays	USD CPURNSA	2.46%	M/M	04/25/2030	Bank of America Securities, Inc.	5,000,000 USD	(2,583)	—	(2,583)
Pays	USD CPURNSA	2.46%	M/M	04/25/2030	Bank of America Securities, Inc.	8,000,000 USD	(4,695)	—	(4,695)
Pays	USD CPURNSA	2.86%	M/M	04/28/2027	Bank of America Securities, Inc.	3,000,000 USD	(14,960)	—	(14,960)
Pays	USD CPURNSA	2.49%	M/M	04/29/2030	Bank of America Securities, Inc.	4,000,000 USD	(102,414)	—	(102,414)
Pays	USD CPURNSA	2.50%	M/M	04/29/2030	Bank of America Securities, Inc.	4,000,000 USD	(105,522)	—	(105,522)
Receives	EUR ESTR	1.83%	1Y/1Y	04/14/2026	Bank of America Securities, Inc.	(16,416,900) EUR	(336)	—	(336)
Receives	USD SOFR	3.47%	1Y/1Y	05/22/2028	Bank of America Securities, Inc.	(7,650,000) USD	44,346	—	44,346
Receives	USD SOFR	4.33%	1Y/1Y	08/24/2054	Bank of America Securities, Inc.	(1,300,000) USD	24,911	—	24,911

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	4.19%	1Y/1Y	09/02/2059	Bank of America Securities, Inc.	(400,000) USD	$13,332	$—	$13,332
Pays	USD CPURNSA	2.85%	M/M	06/05/2027	Bank of America Securities, Inc.	10,000,000 USD	(22,151)	—	(22,151)
Pays	USD CPURNSA	2.54%	M/M	06/05/2030	Bank of America Securities, Inc.	10,000,000 USD	(20,270)	—	(20,270)
Receives	NZD BKBM	3.67%	3M/6M	09/18/2030	Bank of America Securities, Inc.	(15,071,250) NZD	63,701	—	63,701
Receives	ZAR JIBAR	7.54%	3M/3M	09/18/2030	Bank of America Securities, Inc.	(46,605,221) ZAR	332,840	(30,038)	362,878
Receives	NZD BKBM	3.69%	3M/6M	09/18/2030	Bank of America Securities, Inc.	(36,962,950) NZD	194,528	—	194,528
Receives	USD SOFR	3.60%	1Y/1Y	09/17/2027	Bank of America Securities, Inc.	(336,000,000) USD	1,563,816	17,570	1,546,246

Total Centrally Cleared Interest Rate Swaps Outstanding							$4,476,610	$24,286	$4,452,324

Abbreviation Legend:
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
CPURNSA	US CPI Urban Consumers NSA
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2025 (Unaudited)

LME	London Metal Exchange
M	Monthly
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TONA	Tokyo Overnight Average
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canada Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2025 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended June 30, 2025, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2025, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Fund’s Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities. The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated the day to day responsibility for valuing portfolio securities, derivative financial instruments, and other investments, including investments in private funds (the “Valuation Process”) to the Custodian and has delegated responsibility for the supervision of the Custodian’s implementation of the Valuation Process to the Investment Adviser. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2025, the total fair value of Level 3 investments was $60,134,349. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2025, Fair Value Factor was applied to such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2025, the Fund had an outstanding commitment of $949,222 related to held unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCAs and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE Futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g., 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update (“ASU”) No. 2011-11 for the Fund’s investments in repurchase agreements as of June 30, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2025, the face value of open reverse repurchase agreements for the Fund was $0.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of June 30, 2025, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in to-be announced securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period ended are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,118,656,218	$17,991,572	$15,503,297	$1,152,151,087
Preferred Stock	—	—	2,013,337	2,013,337
Asset-Backed Securities	—	240,885,139	—	240,885,139
Convertible Bonds	—	2,116,125	344,162	2,460,287
Bank Debt	—	106,571,873	38,979,242	145,551,115
Corporate Bonds & Notes	—	328,351,239	3,559,935	331,911,174
Sovereign Debt	—	125,388,253	—	125,388,253
Mortgage-Backed Securities	—	776,854,743	—	776,854,743
U.S. Treasury Obligations	—	24,822,680	—	24,822,680
Closed-End Fund	—	38,441,334	—	38,441,334
Warrants	—	1,112	—	1,112
Rights	—	—	—	—
Repurchase Agreements	—	82,589,663	—	82,589,663
Exchange-Traded Funds	10,606,666	—	—	10,606,666
Purchased Options	22,447,988	10,879,314	22,525	33,349,827
Subtotal	1,151,710,872	1,754,893,047	60,422,498	2,967,026,417
Investments Valued at NAV	—	—	—	413,981,747
Total Investments in Securities	$1,151,710,872	$1,754,893,047	$60,422,498	$3,381,008,164
Other Financial Instruments:
Futures Contracts	51,717,247	—	—	51,717,247
Centrally Cleared Credit Default Swaps	—	11,489,631	—	11,489,631
OTC Credit Default Swaps	—	1,543,481	—	1,543,481
OTC Total Return Swaps	—	34,130,341	—	34,130,341
Variance Swaps	—	9,284	—	9,284
Forward Foreign Currency Exchange Contracts	—	1,460,539	—	1,460,539
Centrally Cleared Interest Rate Swaps	—	6,767,613	—	6,767,613
Total Investments in Securities and Other Financial Instruments	$1,203,428,119	$1,810,293,936	$60,422,498	$3,488,126,300

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(671,702,281)	$(2,949,887)	$(12,506)	$(674,664,674)
Corporate Bonds & Notes	—	(18,727,599)	—	(18,727,599)
Sovereign Debt	—	(58,851,240)	—	(58,851,240)
Mortgage-Backed Securities	—	(99,987,846)	—	(99,987,846)
U.S. Treasury Obligations	—	(1,446,317)	—	(1,446,317)
Exchange-Traded Funds	(28,851,054)	—	—	(28,851,054)
Rights	—	—	(29)	(29)
Total Securities Sold Short	(700,553,335)	(181,962,889)	(12,535)	(882,528,759)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Options Written	$(21,490,832)	$(1,446,134)	$(151,255)	$(23,088,221)
Futures Contracts	(65,650,792)	—	—	(65,650,792)
Centrally Cleared Credit Default Swaps	—	(7,677,641)	(124,359)	(7,802,000)
OTC Total Return Swaps	—	(6,138,695)	—	(6,138,695)
Variance Swaps	—	(4,253,483)	—	(4,253,483)
Forward Foreign Currency Exchange Contracts	—	(4,084,888)	—	(4,084,888)
Centrally Cleared Interest Rate Swaps	—	(2,291,003)	—	(2,291,003)
OTC Credit Default Swaps	—	(2,919,581)	—	(2,919,581)
Total Securities Sold Short and Other Financial Instruments	$(787,694,959)	$(210,774,314)	$(288,149)	$(998,757,422)

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven (1)	N/A	5,217,138	N/A	10,617,791	Semi-Annual with 60 days’ notice	—	15,834,929

Macro Strategies (2)	N/A	N/A	N/A	175,836,890	Monthly with 90 days’ notice	—	175,836,890

Macro Strategies (2)	N/A	N/A	N/A	169,883,347	Daily with 6 days’ notice	—	169,883,347

Macro Strategies (2)	N/A	N/A	N/A	52,426,581	Monthly with 60 days’ notice	—	52,426,581

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2025	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of June 30, 2025	Unrealized Gain/(Loss) as of June 30, 2025
Common Stock	$12,842,427	$—	$(3,018,902)	$306	$—	$—	$—	$5,679,466	$15,503,297	$5,679,466
Preferred Stock	2,013,337	—	—	—	—	—	—	—	2,013,337	—
Bank Debt	28,344,124	17,396,501	(8,348,162)	3,200,911	(2,203,830)	65,433	(12,035)	536,300	38,979,242	537,278
Convertible Bonds	337,339	—	—	6,822	—	153	—	(152)	344,162	(152)
Corporate Bonds & Notes	1,658,736	2,361,864	(48,174)	854,091	—	40,141	(147)	(1,306,576)	3,559,935	(1,306,576)
Warrants	4,178,965	—	(4,178,965)	—	—	—	—	—	—	—
Rights	1,294	—	(1,294)	—	—	—	—	—	—	—
Common Stock Sold Short	(12,506)	—	—	—	—	—	—	—	(12,506)	—
Purchased Options	12,694	—	—	25,884	—	—	(171,952)	155,899	22,525	(3,359)
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	—
Written Options	—	—	—	—	(237,872)	—	—	86,617	(151,255)	86,617
Centrally Cleared Credit Default Swaps on Index	—	—	—	27,600	(115,461)	—	(8,700)	(27,798)	(124,359)	(27,798)

	$49,376,381	$19,758,365	$(15,595,497)	$4,115,614	$(2,557,163)	$105,727	$(192,834)	$5,123,756	$60,134,349	$4,965,476

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2025 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2025.

Assets	Valuation Technique	Unobservable Input	Fair Value at June 30, 2025	Range of Inputs (Weighted Average)
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$29,093,217	N/A
	Comparable Company Multiples	EBITDA Multiples	5,380,413	10.0x (a)
		Estimated Forward EBITDA	876,730	14.0x (a)
	Distribution Analysis	Expected Distribution Proceeds	3,628,882	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	11,062,610	N/A
	Distribution Analysis	Expected Distribution Proceeds	4,440,687	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	3,559,935	N/A
Convertible Bonds	Comparable Company Multiples	Estimated Forward EBITDA	344,162	14.0x (a)
Preferred Stock	Broker-dealer Quotations	Indicative Bid	2,013,337	N/A
Purchased Options	Broker-dealer Quotations	Indicative Bid	22,525	N/A

Total Investments in Securities and Other Financial Instruments			$60,422,498

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

Liabilities	Valuation Technique	Unobservable Input	Fair Value at June 30, 2025	Range of Inputs (Weighted Average)
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	$(12,506)	N/A
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	(29)	N/A
Written Options	Broker-dealer Quotations	Indicative Bid	(151,255)	N/A
Centrally Cleared Credit Default Swaps on Index	Broker-dealer Quotations	Indicative Bid	(124,359)	N/A

Total Securities Sold Short and Other Financial Instruments:			$(288,149)